UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09121

JNL Variable Fund LLC

(Exact Name of Registrant as specified in charter)

225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Steven J. Fredricks
Jackson National Asset Management, LLC
225 West Wacker Drive, Suite 1200
Chicago, Illinois 60606

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2007 – June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders

JNL Variable Funds (Unaudited)
Schedules of Investments (in thousands)
June 30, 2007

	Shares	Value
JNL/Mellon Capital Management 25 Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 49.5%
Autoliv Inc.	485	$27,570
CBS Corp. - Class B (b)	920	30,645
Dow Jones & Co. Inc. (b)	784	45,033
Genuine Parts Co. (b)	612	30,373
Leggett & Platt Inc. (b)	1,231	27,143
Mattel Inc.	1,267	32,041
New York Times Co. - Class A (b)	1,222	31,043
Newell Rubbermaid Inc. (b)	995	29,287
Shaw Communications Inc.	906	38,069
Stanley Works (b)	571	34,678
Starwood Hotels & Resorts Worldwide Inc.	469	31,426
VF Corp.	356	32,643
		389,951
CONSUMER STAPLES - 23.0%
Anheuser-Busch Cos. Inc.	590	30,749
ConAgra Foods Inc.	1,080	29,011
General Mills Inc. (b)	507	29,622
Kimberly-Clark Corp.	426	28,495
Kraft Foods Inc. - Class A (b)	816	28,778
Loews Corp. - Carolina Group	452	34,946
		181,601
ENERGY - 4.4%
Chevron Corp.	411	34,603

HEALTH CARE - 4.0%
Abbott Laboratories (b)	596	31,928

INDUSTRIALS - 7.6%
Pitney Bowes Inc.	629	29,462
Waste Management Inc.	788	30,771
		60,233
MATERIALS - 11.2%
Louisiana-Pacific Corp. (b)	1,325	25,069
Rohm & Haas Co.	567	31,007
Sonoco Products Co.	757	32,426
		88,502

Total Common Stocks (cost $714,472)		786,818

SHORT TERM INVESTMENTS - 10.0%

Mutual Funds - 0.1%
JNL Money Market Fund, 5.18% (a) (d)	1,040	1,040

Securities Lending Collateral - 9.9%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	77,769	77,769

Total Short Term Investments (cost $78,809)		78,809

Total Investments - 109.7% (cost $793,281)		865,627

Other Assets and Liabilities, Net - (9.7%)		(76,704)

Total Net Assets - 100%		$788,923

JNL/Mellon Capital Management Communications Sector Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 3.9%
RCN Corp. (b) (c)	39	$728
Virgin Media Inc.	137	3,328
		4,056
FINANCIALS – 3.0%
Leucadia National Corp. (b)	86	3,031

TELECOMMUNICATION SERVICES - 92.7%
Alltel Corp.	74	4,995
AT&T Inc.	635	26,353
CenturyTel Inc.	58	2,854
Cincinnati Bell Inc. (c)	208	1,201
Citizens Communications Co. (b)	179	2,736
Dobson Communications Corp. (c)	107	1,193
Embarq Corp.	73	4,632
IDT Corp. - Class B (b)	73	750
Leap Wireless International Inc. (c)	28	2,385
Level 3 Communications Inc. (b) (c)	633	3,705
NII Holdings Inc. - Class B (b) (c)	62	4,986
Qwest Communications International Inc. (b) (c)	518	5,023
Sprint Nextel Corp.	281	5,823
Telephone & Data Systems Inc.	29	1,822
Telephone & Data Systems Inc. - Special Shares	20	1,163
Time Warner Telecom Inc. - Class A (c)	93	1,868
US Cellular Corp. (c)	19	1,764
Verizon Communications Inc.	459	18,898
Windstream Corp. (b)	240	3,541
		95,692

Total Common Stocks (cost $88,180)		102,779

SHORT TERM INVESTMENTS - 18.1%

Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	420	420

Securities Lending Collateral - 17.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	18,301	18,301

Total Short Term Investments (cost $18,721)		18,721

Total Investments - 117.7% (cost $106,901)		121,500

Other Assets and Liabilities, Net - (17.7%)		(18,242)

Total Net Assets - 100%		$103,258

JNL/Mellon Capital Management Consumer Brands Sector Fund * (e)
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 73.8%
Amazon.com Inc. (c)	4	$252
Bed Bath & Beyond Inc. (b) (c)	3	126
Best Buy Co. Inc.	5	229
Carnival Corp.	5	254
CBS Corp. - Class B (b)	8	262
Clear Channel Communications Inc.	6	210
Comcast Corp. - Class A (c)	24	669
Comcast Corp. - Special Class A (c)	13	360
DirecTV Group Inc. (c)	10	230
Gannett Co. Inc.	3	159
Gap Inc.	7	140
Harrah’s Entertainment Inc.	2	196
Hilton Hotels Corp.	5	153
Home Depot Inc.	24	961
International Game Technology	4	165
J.C. Penney Co. Inc.	2	176
Kohl’s Corp. (c)	4	252
Liberty Media Holding Corp. - Capital (c)	2	195
Liberty Media Holding Corp. - Interactive (c)	8	174
Lowe’s Cos. Inc.	19	574
Macy’s Inc.	6	227
Marriott International Inc. - Class A	4	181
McDonald’s Corp.	15	757
McGraw-Hill Cos. Inc.	4	292
News Corp. Inc. - Class A	23	491
News Corp. Inc. - Class B	5	124
Nordstrom Inc.	3	138
Omnicom Group Inc.	4	218
Sears Holdings Corp. (c)	1	200
Staples Inc.	9	210
Starbucks Corp. (c)	9	244

Starwood Hotels & Resorts Worldwide Inc.	3	180
Target Corp.	10	613
Time Warner Inc.	47	988
TJX Cos. Inc.	6	155
Viacom Inc. - Class B (c)	7	304
Walt Disney Co.	23	786
Yum! Brands Inc.	7	214
Other Securities		5,629
		17,688
CONSUMER STAPLES - 17.3%
Costco Wholesale Corp.	6	325
CVS Corp.	19	707
Kroger Co.	8	229
Safeway Inc.	6	188
SYSCO Corp.	8	253
Walgreen Co.	13	547
Wal-Mart Stores Inc.	32	1,518
Other Securities		364
		4,131
HEALTH CARE - 3.3%
Cardinal Health Inc.	5	337
McKesson Corp.	4	218
Other Securities		230
		785
INDUSTRIALS - 2.6%
Southwest Airlines Co.	10	145
Other Securities		467
		612
INFORMATION TECHNOLOGY - 2.6%
eBay Inc. (c)	13	408
Other Securities		215
		623

Total Common Stocks (cost $22,403)		23,839

SHORT TERM INVESTMENTS - 7.0%
Securities Lending Collateral - 7.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	1,667	1,667

Total Short Term Investments (cost $1,667)		1,667

Total Investments - 106.6% (cost $24,070)		25,506

Other Assets and Liabilities, Net - (6.6%)		(1,573)

Total Net Assets - 100%		$23,933

JNL/Mellon Capital Management DowSM 10 Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 11.9%
General Motors Corp. (b)	2,870	$108,475

CONSUMER STAPLES - 10.1%
Altria Group Inc.	978	68,619
Kraft Foods Inc. - Class A	676	23,836
		92,455
FINANCIALS - 18.0%
Citigroup Inc.	1,530	78,453
JPMorgan Chase & Co.	1,759	85,219
		163,672
HEALTH CARE - 19.5%
Merck & Co. Inc.	1,920	95,612
Pfizer Inc.	3,215	82,197
		177,809
INDUSTRIALS - 9.4%
General Electric Corp.	2,229	85,330

MATERIALS - 9.6%
EI Du Pont de Nemours & Co.	1,723	87,614

TELECOMMUNICATION SERVICES - 21.1%
AT&T Inc.	2,418	100,353
Verizon Communications Inc.	2,235	92,001
		192,354

Total Common Stocks (cost $727,826)		907,709

SHORT TERM INVESTMENTS - 7.4%
Mutual Funds - 0.2%
JNL Money Market Fund, 5.18% (a) (d)	1,764	1,764

Securities Lending Collateral - 7.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	65,784	65,784

Total Short Term Investments (cost $67,548)		67,548

Total Investments - 107.0% (cost $795,374)		975,257

Other Assets and Liabilities, Net - (7.0%)		(63,828)

Total Net Assets - 100%		$911,429

JNL/Mellon Capital Management DowSM Dividend Fund
COMMON STOCKS - 99.8%
FINANCIALS - 46.3%
Astoria Financial Corp. (b)	639	$16,008

Colonial BancGroup Inc. (b)	742	18,516
Comerica Inc. (b)	319	18,992
JPMorgan Chase & Co.	393	19,022
KeyCorp (b)	505	17,323
Lincoln National Corp. (b)	290	20,577
Regions Financial Corp. (b)	505	16,713
SunTrust Banks Inc. (b)	222	19,023
Wachovia Corp.	338	17,311
Washington Mutual Inc. (b)	422	17,993
		181,478
MATERIALS - 23.8%
Dow Chemical Co.	476	21,070
Eastman Chemical Co. (b)	320	20,560
Lubrizol Corp.	376	24,244
Lyondell Chemical Co. (b)	739	27,414
		93,288
UTILITIES - 29.7%
AGL Resources Inc.	486	19,683
DTE Energy Co. (b)	393	18,934
Energy East Corp. (b)	775	20,209
Nicor Inc. (b)	411	17,632
Oneok Inc.	445	22,409
SCANA Corp. (b)	463	17,725
		116,592

Total Common Stocks (cost $382,018)		391,358

SHORT TERM INVESTMENTS - 16.0%
Mutual Funds - 0.6%
JNL Money Market Fund, 5.18% (a) (d)	2,519	2,519

Securities Lending Collateral - 15.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	60,363	60,363

Total Short Term Investments (cost $62,882)		62,882

Total Investments - 115.8% (cost $444,900)		454,240

Other Assets and Liabilities, Net - (15.8%)		(61,942)

Total Net Assets - 100%		$392,298

JNL/Mellon Capital Management Financial Sector Fund * (e)
COMMON STOCKS - 99.9%
FINANCIALS - 99.2%
ACE Ltd.	7	$433
AFLAC Inc.	11	540
Allstate Corp.	13	805

American Express Co.	23	1,397
American International Group Inc.	46	3,213
Bank of America Corp.	66	3,249
Bank of New York Co. Inc. (b)	16	673
BB&T Corp.	12	479
Bear Stearns Cos. Inc. (b)	3	368
Capital One Financial Corp. (b)	9	694
Charles Schwab Corp.	22	449
Chicago Mercantile Exchange Holdings Inc.	1	374
Chubb Corp.	9	469
Citigroup Inc.	62	3,193
Countrywide Financial Corp.	13	457
Fannie Mae	21	1,360
Fifth Third Bancorp (b)	10	398
Franklin Resources Inc.	4	479
Freddie Mac	14	867
Genworth Financial Inc. - Class A	9	322
Goldman Sachs Group Inc.	8	1,722
Hartford Financial Services Group Inc.	7	667
JPMorgan Chase & Co.	67	3,244
Lehman Brothers Holdings Inc.	11	847
Lincoln National Corp.	6	419
Loews Corp.	10	497
Marsh & McLennan Cos. Inc.	12	371
Mellon Financial Corp. (a)	9	381
Merrill Lynch & Co. Inc.	18	1,468
MetLife Inc.	10	625
Moody’s Corp. (b)	5	309
Morgan Stanley	21	1,733
National City Corp. (b)	12	386
PNC Financial Services Group Inc.	7	535
Principal Financial Group Inc.	6	344
Progressive Corp.	15	352
Prudential Financial Inc.	10	995
Regions Financial Corp. (b)	15	499
Simon Property Group Inc.	5	451
SLM Corp.	9	506
State Street Corp. (b)	7	485
SunTrust Banks Inc. (b)	8	656
Travelers Cos. Inc.	14	759
U.S. Bancorp (b)	38	1,246
Vornado Realty Trust	3	341
Wachovia Corp.	41	2,097
Washington Mutual Inc.	19	804
Wells Fargo & Co.	68	2,380
XL Capital Ltd. - Class A	4	315
Other Securities		20,002
		65,655
INDUSTRIALS - 0.2%

Other Securities		147

INFORMATION TECHNOLOGY - 0.5%
Other Securities		300

Total Common Stocks (cost $60,825)		66,102

SHORT TERM INVESTMENTS - 15.4%
Securities Lending Collateral - 15.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	10,193	10,193

Total Short Term Investments (cost $10,193)		10,193

Total Investments - 115.3% (cost $71,018)		76,295

Other Assets and Liabilities, Net - (15.3%)		(10,110)

Total Net Assets - 100%		$66,185

JNL/Mellon Capital Management Global 15 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 22.9%
Compass Group Plc (b)	13,338	$92,606
General Motors Corp. (b)	2,629	99,384
GKN Plc	13,893	111,107
		303,097
ENERGY - 6.3%
BP Plc	6,923	83,833

FINANCIALS - 5.1%
BOC Hong Kong Holdings Ltd.	28,555	67,998

HEALTH CARE - 5.7%
Pfizer Inc.	2,949	75,402

INDUSTRIALS - 20.4%
Citic Pacific Ltd. (b)	22,129	111,081
COSCO Pacific Ltd.	31,030	81,353
General Electric Corp.	2,042	78,149
		270,583
TELECOMMUNICATION SERVICES - 32.3%
AT&T Inc.	2,214	91,880
BT Group Plc (b)	12,690	84,728
PCCW Ltd.	124,119	76,352
Verizon Communications Inc.	2,039	83,949
Vodafone Group Plc	27,260	91,855
		428,764
UTILITIES - 6.7%

Cheung Kong Infrastructure Holdings Ltd.	23,926	88,277

Total Common Stocks (cost $1,011,740)		1,317,954

SHORT TERM INVESTMENTS - 12.7%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	5,669	5,669

Securities Lending Collateral - 12.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	163,290	163,290

Total Short Term Investments (cost $168,959)		168,959

Total Investments - 112.1% (cost $1,180,699)		1,486,913

Other Assets and Liabilities, Net - (12.1%)		(160,565)

Total Net Assets - 100%		$1,326,348

JNL/Mellon Capital Management Healthcare Sector Fund * (e)
COMMON STOCKS - 100.0%
HEALTH CARE - 100.0%
Abbott Laboratories	90	$4,802
Aetna Inc.	30	1,482
Alcon Inc.	4	597
Allergan Inc.	18	1,014
Amgen Inc. (c)	68	3,759
Applera Corp. - Applied Biosystems Group	11	326
Barr Laboratories Inc. (c)	7	327
Baxter International Inc.	38	2,131
Becton Dickinson & Co.	13	996
Biogen Idec Inc. (c)	20	1,064
Biomet Inc.	13	612
Boston Scientific Corp. (c)	80	1,226
Bristol-Myers Squibb Co.	115	3,620
Celgene Corp. (b) (c)	22	1,266
Cephalon Inc. (b) (c)	4	311
Cigna Corp.	17	881
Coventry Health Care Inc. (c)	9	521
Covidien Ltd. (c)	28	1,190
CR Bard Inc.	6	505
DaVita Inc. (c)	6	331
DENTSPLY International Inc.	8	320
Eli Lilly & Co.	56	3,149
Express Scripts Inc. (c)	13	665
Forest Laboratories Inc. (c)	18	840
Genentech Inc. (c)	27	2,044
Genzyme Corp. (c)	15	980

Gilead Sciences Inc. (c)	54	2,102
Health Net Inc. (c)	6	342
Hospira Inc. (c)	9	362
Humana Inc. (c)	10	588
Intuitive Surgical Inc. (b) (c)	2	302
Johnson & Johnson	169	10,413
King Pharmaceuticals Inc. (c)	14	291
Laboratory Corp. of America Holdings (c)	7	537
Medco Health Solutions Inc. (c)	16	1,272
Medtronic Inc.	67	3,493
Merck & Co. Inc.	127	6,316
Pfizer Inc.	413	10,561
Quest Diagnostics Inc. (b)	9	455
Schering-Plough Corp.	86	2,617
St. Jude Medical Inc. (c)	20	822
Stryker Corp.	16	1,039
Thermo Electron Corp. (c)	25	1,269
UnitedHealth Group Inc.	79	4,015
Varian Medical Systems Inc. (c)	7	314
Waters Corp. (c)	6	350
WellPoint Inc. (c)	36	2,884
Wyeth	78	4,459
Zimmer Holdings Inc. (c)	14	1,178
Other Securities		13,240
Total Common Stocks (cost $95,787)		104,180

SHORT TERM INVESTMENTS - 5.3%
Securities Lending Collateral - 5.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	5,573	5,573

Total Short Term Investments (cost $5,573)		5,573

Total Investments - 105.3% (cost $101,360)		109,753

Other Assets and Liabilities, Net - (5.3%)		(5,522)

Total Net Assets - 100%		$104,231

JNL/Mellon Capital Management JNL 5 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY – 25.0%
Autoliv Inc.	664	$37,778
Brown Shoe Co. Inc. (b)	1,132	27,542
Buckle Inc. (b)	764	30,091
Buffalo Wild Wings Inc. (b) (c)	449	18,677
CBS Corp. - Class B (b)	1,259	41,956
Compass Group Plc	11,356	78,844
Dow Jones & Co. Inc. (b)	1,066	61,215

General Motors Corp. (b)	8,977	339,326
Genuine Parts Co. (b)	837	41,505
GKN Plc	11,900	95,168
Group 1 Automotive Inc. (b)	641	25,850
Gymboree Corp. (b) (c)	826	32,557
Hilton Hotels Corp. (b)	2,863	95,830
Interface Inc. (b)	1,385	26,116
Leggett & Platt Inc. (b)	1,692	37,314
Mattel Inc. (b)	1,715	43,367
Movado Group Inc. (b)	506	17,067
New York Times Co. - Class A (b)	1,672	42,471
Newell Rubbermaid Inc.	1,360	40,028
Shaw Communications Inc. (b)	1,225	51,482
Stanley Works (b)	778	47,230
Starwood Hotels & Resorts Worldwide Inc. (b)	634	42,546
VF Corp. (b)	485	44,425
		1,318,385
CONSUMER STAPLES - 9.0%
Altria Group Inc.	1,144	80,226
Anheuser-Busch Cos. Inc. (b)	808	42,167
ConAgra Foods Inc. (b)	1,465	39,339
General Mills Inc. (b)	693	40,477
Kimberly-Clark Corp.	584	39,087
Kraft Foods Inc. - Class A (b)	1,904	67,113
Loews Corp. - Carolina Group	612	47,259
Safeway Inc. (b)	2,984	101,538
SunOpta Inc. (b) (c)	1,473	16,418
		473,624
ENERGY - 6.9%
BP Plc	5,965	72,233
Chevron Corp. (b)	557	46,904
Dril-Quip Inc. (b) (c)	1,052	47,301
Marathon Oil Corp.	2,273	136,291
Tetra Technologies Inc. (b) (c)	1,888	53,248
VAALCO Energy Inc. (b) (c)	1,533	7,404
		363,381
FINANCIALS - 8.0%
BOC Hong Kong Holdings Ltd.	24,548	58,457
Capital Trust Inc. - Class A (b)	455	15,542
Cascade Bancorp (b)	726	16,808
Citigroup Inc. (b)	1,801	92,375
Goldman Sachs Group Inc. (b)	496	107,402
JPMorgan Chase & Co.	2,069	100,266
SWS Group Inc. (b)	705	15,249
World Acceptance Corp. (b) (c)	449	19,193
		425,292
HEALTH CARE - 7.0%
Abbott Laboratories (b)	810	43,384
Digene Corp. (b) (c)	620	37,215

Merck & Co. Inc.	2,259	112,503
Noven Pharmaceuticals Inc. (b) (c)	626	14,686
Pfizer Inc.	6,291	160,869
		368,657
INDUSTRIALS - 15.1%
American Woodmark Corp. (b)	403	13,927
Ameron International Corp. (b)	231	20,877
Belden CDT Inc. (b)	1,156	63,991
Citic Pacific Ltd.	18,889	94,817
Clean Harbors Inc. (b) (c)	511	25,240
COSCO Pacific Ltd.	26,595	69,725
EMCOR Group Inc. (b) (c)	835	60,845
General Electric Corp.	4,356	166,740
II-VI Inc. (b) (c)	751	20,400
Ladish Co. Inc. (b) (c)	365	15,678
Lindsay Corp. (b)	302	13,357
Lockheed Martin Corp. (b)	1,082	101,861
Pitney Bowes Inc. (b)	852	39,913
Valmont Industries Inc. (b)	669	48,709
Waste Management Inc.	1,074	41,957
		798,037
INFORMATION TECHNOLOGY - 6.1%
Advanced Energy Industries Inc. (b) (c)	1,186	26,884
Ansoft Corp. (b) (c)	606	17,869
Atheros Communications Inc. (b) (c)	1,384	42,693
Hewlett-Packard Co. (b)	2,390	106,634
Interwoven Inc. (b) (c)	1,118	15,703
Macrovision Corp. (b) (c)	1,394	41,916
Mentor Graphics Corp. (b) (c)	2,190	28,836
Sigma Designs Inc. (b) (c)	607	15,831
Sirenza Microdevices Inc. (b) (c)	1,329	15,775
Tyler Technologies Inc. (b) (c)	1,007	12,493
		324,634
MATERIALS - 7.7%
EI Du Pont de Nemours & Co. (b)	2,028	103,125
HB Fuller Co. (b)	1,568	46,853
Louisiana-Pacific Corp. (b)	1,799	34,037
Metal Management Inc. (b)	687	30,262
Nucor Corp. (b)	1,825	107,040
Rohm & Haas Co. (b)	773	42,246
Sonoco Products Co.	1,027	43,958
		407,521
TELECOMMUNICATION SERVICES - 13.4%
AT&T Inc.	4,731	196,339
BT Group Plc	10,896	72,754
PCCW Ltd.	106,686	65,628
Qwest Communications International Inc. (b) (c)	11,824	114,696
Verizon Communications Inc. (b)	4,372	180,014
Vodafone Group Plc	23,266	78,398

		707,829
UTILITIES - 1.4%
Cheung Kong Infrastructure Holdings Ltd. (b)	20,508	75,666

Total Common Stocks (cost $4,661,321)		5,263,026

SHORT TERM INVESTMENTS - 17.3%
Mutual Funds - 0.5%
JNL Money Market Fund, 5.18% (a) (d)	27,958	27,958

Securities Lending Collateral - 16.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	889,991	889,991

Total Short Term Investments (cost $917,949)		917,949

Total Investments - 116.9% (cost $5,579,270)		6,180,975

Other Assets and Liabilities, Net - (16.9%)		(895,486)

Total Net Assets - 100%		$5,285,489

JNL/Mellon Capital Management JNL Optimized 5 Fund
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 15.7%
American Eagle Outfitters Inc.	45	$1,153
Autoliv Inc.	12	673
Big Lots Inc. (c)	16	477
CBS Corp. - Class B (b)	23	753
Compass Group Plc	235	1,634
DirecTV Group Inc. (c)	164	3,799
Dow Jones & Co. Inc. (b)	19	1,079
EchoStar Communications Corp. (c)	30	1,321
General Motors Corp.	46	1,757
Genuine Parts Co.	15	738
GKN Plc	248	1,981
Guess? Inc. (b)	13	601
InterActiveCorp (c)	21	725
Leggett & Platt Inc.	30	665
Liberty Global Inc. - Class A (c)	27	1,104
Mattel Inc.	31	780
New York Times Co. - Class A (b)	30	761
Newell Rubbermaid Inc.	24	719
Phillips-Van Heusen	8	455
Priceline.com Inc. (b) (c)	8	574
Shaw Communications Inc.	22	907
Stanley Works	14	844
Starwood Hotels & Resorts Worldwide Inc.	11	761
Tempur-Pedic International Inc. (b)	18	463

VF Corp.	9	796
		25,520
CONSUMER STAPLES – 2.9%
Anheuser-Busch Cos. Inc.	14	752
ConAgra Foods Inc.	26	708
General Mills Inc.	12	724
Kimberly-Clark Corp.	10	700
Kraft Foods Inc. - Class A	20	695
Loews Corp. - Carolina Group	11	845
NBTY Inc. (c)	10	411
		4,835
ENERGY - 6.7%
BP Plc	282	3,418
Chevron Corp.	10	839
Core Laboratories NV (c)	5	482
ENI SpA	52	1,901
Royal Dutch Shell Plc - Class A	50	2,053
Statoil ASA	68	2,107
		10,800
FINANCIALS - 9.6%
ABN AMRO Holding NV	54	2,495
Banca Intesa San Paolo SpA	228	1,704
Barclays Plc	118	1,654
BOC Hong Kong Holdings Ltd.	504	1,199
Danske Bank A/S	39	1,607
HSBC Holdings Plc	95	1,754
ING Groep NV	39	1,734
Lloyds TSB Group Plc	154	1,718
Royal Bank of Scotland Group Plc	130	1,655
		15,520
HEALTH CARE - 1.8%
Abbott Laboratories	15	778
Illumina Inc. (b) (c)	10	395
Immucor Inc. (c)	12	331
Pfizer Inc.	52	1,332
		2,836
INDUSTRIALS - 5.8%
Citic Pacific Ltd.	393	1,973
Continental Airlines Inc. - Class B (b) (c)	12	415
COSCO Pacific Ltd.	548	1,437
General Electric Corp.	36	1,381
Manitowoc Co. Inc.	8	657
Paccar Inc. (b)	18	1,584
Pitney Bowes Inc.	15	719
TeleTech Holdings Inc. (c)	15	492
Waste Management Inc.	19	753
		9,411
INFORMATION TECHNOLOGY - 31.9%
Akamai Technologies Inc. (b) (c)	21	1,026

CDW Corp. (c)	6	482
Check PoinXp. (c)	10	514
Microsoft Corp.	309	9,092
Nvidia Corp. (b) (c)	76	3,157
Oracle Corp. (c)	413	8,143
Research In Motion Ltd. (c)	40	7,906
Varian Semiconductor Equipment Associates Inc. (c)	12	493
		51,679
MATERIALS - 5.1%
Albemarle Corp.	13	497
Allegheny Technologies Inc.	14	1,419
Louisiana-Pacific Corp. (b)	33	618
OM Group Inc. (c)	8	446
Potash Corp.	43	3,319
Rock-Tenn Co. - Class A	13	404
Rohm & Haas Co.	14	758
Sonoco Products Co.	18	786
		8,247
TELECOMMUNICATION SERVICES - 16.6%
AT&T Inc.	39	1,626
BT Group Plc	517	3,451
BT Group Plc - ADR	112	7,463
Deutsche Telekom AG	95	1,754
France Telecom SA	62	1,720
Millicom International Cellular SA (b) (c)	7	618
PCCW Ltd.	2,221	1,366
Royal KPN NV	123	2,048
Telecom Italia SpA	572	1,570
Verizon Communications Inc.	36	1,490
Vodafone Group Plc	1,106	3,728
		26,834
UTILITIES - 3.4%
Cheung Kong Infrastructure Holdings Ltd.	428	1,578
Endesa SA	38	2,060
Enel SpA	170	1,836
		5,474

Total Common Stocks (cost $146,528)		161,156

SHORT TERM INVESTMENTS - 8.1%
Mutual Funds - 1.6%
JNL Money Market Fund, 5.18% (a) (d)	2,643	2,643

Securities Lending Collateral - 6.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	10,566	10,566

Total Short Term Investments (cost $13,209)		13,209

Total Investments - 107.6% (cost $159,737)		174,365

Other Assets and Liabilities, Net - (7.6%)		(12,382)

Total Net Assets - 100%		$161,983

JNL/Mellon Capital Management NYSE® International 25 Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 5.1%
DaimlerChrysler AG (b)	10	$883

ENERGY - 24.5%
EnCana Corp.	13	807
Korea Electric Power Corp. - ADR	26	569
Norsk Hydro ASA - ADR	20	772
Petroleo Brasileiro SA - ADR	6	725
Repsol YPF SA - ADR (b)	17	666
Royal Dutch Shell Plc - ADR	9	693
		4,232
FINANCIALS - 30.7%
ABN AMRO Holding NV - ADR	18	831
Aegon NV - ADR	31	611
Allianz SE - ADR	29	671
AXA SA - ADR	14	618
ING Groep NV - ADR	13	583
Kookmin Bank - ADR	8	668
Manulife Financial Corp.	18	659
Sun Life Financial Services of Canada Inc.	14	676
		5,317
INDUSTRIALS - 3.4%
Matsushita Electric Industrial Co. Ltd. - ADR	30	590

MATERIALS - 13.8%
Arcelor Mittal - ADR	15	910
Barrick Gold Corp.	20	576
POSCO Inc. - ADR (b)	8	901
		2,387
TELECOMMUNICATION SERVICES - 21.3%
BCE Inc.	23	851
Deutsche Telekom AG - ADR	32	595
France Telecom SA - ADR	21	584
Nippon Telegraph & Telephone Corp. - ADR	24	532
NTT DoCoMo Inc. - ADR (b)	37	591
Telecom Italia SpA - ADR	19	530
		3,683

Total Common Stocks (cost $16,787)		17,092

SHORT TERM INVESTMENTS - 14.9%

Mutual Funds - 3.5%
JNL Money Market Fund, 5.18% (a) (d)	601	601

Securities Lending Collateral - 11.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	1,981	1,981

Total Short Term Investments (cost $2,582)		2,582

Total Investments - 113.7% (cost $19,369)		19,674

Other Assets and Liabilities, Net - (13.7%)		(2,370)

Total Net Assets - 100%		$17,304

JNL/Mellon Capital Management Nasdaq® 15 Fund
COMMON STOCKS - 100.2%
CONSUMER DISCRETIONARY - 9.1%
American Eagle Outfitters Inc.	29	$741
EchoStar Communications Corp. (c)	56	2,424
InterActiveCorp (b) (c)	38	1,321
Liberty Global Inc. - Class A (c)	49	2,023
		6,509
INDUSTRIALS - 4.0%
Paccar Inc. (b)	33	2,910

INFORMATION TECHNOLOGY - 85.5%
CDW Corp. (c)	10	883
Check Point Software Technologies Ltd. (c)	33	755
Cisco Systems Inc. (c)	603	16,803
Infosys Technologies Ltd. - ADR (b)	71	3,562
Lam Research Corp. (c)	18	946
Microsoft Corp.	561	16,519
Nvidia Corp. (c)	48	2,002
Oracle Corp. (c)	750	14,791
Research In Motion Ltd. (c)	26	5,270
		61,531
TELECOMMUNICATION SERVICES - 1.6%
Millicom International Cellular SA (c)	12	1,146

Total Common Stocks (cost $66,465)		72,096

SHORT TERM INVESTMENTS - 10.3%
Securities Lending Collateral - 10.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	7,449	7,449

Total Short Term Investments (cost $7,449)		7,449

Total Investments - 110.5% (cost $73,914)		79,545

Other Assets and Liabilities, Net - (10.5%)		(7,571)

Total Net Assets - 100%		$71,974

JNL/Mellon Capital Management Oil & Gas Sector Fund
COMMON STOCKS - 99.6%
ENERGY - 99.1%
Anadarko Petroleum Corp.	136	$7,093
Apache Corp.	95	7,790
Atwood Oceanics Inc. (b) (c)	9	596
Baker Hughes Inc.	93	7,854
Berry Petroleum Co. - Class A (b)	12	434
BJ Services Co.	87	2,469
Bristow Group Inc. (b) (c)	7	353
Cabot Oil & Gas Corp. - Class A	30	1,119
Cameron International Corp. (b) (c)	33	2,335
Cheniere Energy Inc. (b) (c)	17	676
Chesapeake Energy Corp. (b)	127	4,409
Chevron Corp.	585	49,302
Cimarex Energy Co. (b)	26	1,025
Comstock Resources Inc. (b) (c)	14	423
ConocoPhillips	416	32,655
Core Laboratories NV (c)	7	743
Crosstex Energy Inc. (b)	15	421
Delta Petroleum Corp. (b) (c)	23	465
Denbury Resources Inc. (c)	37	1,397
Devon Energy Corp.	122	9,586
Diamond Offshore Drilling Inc. (b)	20	1,985
Dresser-Rand Group Inc. (c)	27	1,062
El Paso Corp.	207	3,570
Encore Acquisition Co. (c)	16	446
ENSCO International Inc. (b)	45	2,721
EOG Resources Inc.	71	5,203
EXCO Resources Inc. (b) (c)	28	486
Exxon Mobil Corp.	1,282	107,558
FMC Technologies Inc. (c)	20	1,574
Forest Oil Corp. (c)	31	1,309
Frontier Oil Corp.	33	1,458
Global Industries Ltd. (c)	27	717
GlobalSantaFe Corp.	67	4,824
Grant Prideco Inc. (c)	38	2,047
Grey Wolf Inc. (c)	61	505
Halliburton Co. (b)	281	9,687
Hanover Compressor Co. (b) (c)	27	653
Helix Energy Solutions Group Inc. (b) (c)	26	1,020
Helmerich & Payne Inc.	30	1,063
Hess Corp. (b)	83	4,913

Holly Corp.	14	1,048
Input/Output Inc. (b) (c)	24	378
Marathon Oil Corp.	201	12,035
Mariner Energy Inc. (b) (c)	25	599
Murphy Oil Corp. (b)	52	3,097
Nabors Industries Ltd. (c)	83	2,770
National Oilwell Varco Inc. (c)	52	5,397
Newfield Exploration Co. (c)	39	1,782
Newpark Resources Inc. (b) (c)	32	249
Noble Corp.	39	3,843
Noble Energy Inc.	50	3,134
Occidental Petroleum Corp.	243	14,058
Oceaneering International Inc. (c)	16	866
Oil States International Inc. (b) (c)	15	629
Parker Drilling Co. (b) (c)	39	412
Patterson-UTI Energy Inc.	48	1,270
Penn Virginia Corp.	12	474
Petrohawk Energy Corp. (b) (c)	51	805
Pioneer Natural Resources Co. (b)	37	1,802
Plains Exploration & Production Co. (c)	23	1,085
Pogo Producing Co. (b)	16	817
Pride International Inc. (c)	50	1,880
Quicksilver Resources Inc. (b) (c)	17	758
Range Resources Corp.	44	1,645
Rowan Cos. Inc. (b)	34	1,395
Schlumberger Ltd. (b)	323	27,397
SEACOR Holdings Inc. (b) (c)	7	689
Smith International Inc. (b)	59	3,446
Southwestern Energy Co. (c)	50	2,229
St. Mary Land & Exploration Co. (b)	20	748
Stone Energy Corp. (c)	9	325
Sunoco Inc.	36	2,850
Superior Energy Services Inc. (c)	26	1,027
Swift Energy Co. (c)	10	408
Tesoro Corp. (b)	40	2,311
Tetra Technologies Inc. (b) (c)	22	631
Tidewater Inc. (b)	18	1,262
Todco - Class A (c)	16	762
Transocean Inc. (c)	84	8,874
Ultra Petroleum Corp. (c)	45	2,485
Unit Corp. (c)	14	890
Universal Compression Holdings Inc. (b) (c)	10	719
Valero Energy Corp. (b)	160	11,822
Weatherford International Ltd. (c)	99	5,473
W-H Energy Services Inc. (c)	9	579
Whiting Petroleum Corp. (c)	12	468
XTO Energy Inc.	107	6,458
		428,027
UTILITIES - 0.5%

Dynegy Inc. (c)	125	1,179
OGE Energy Corp.	29	1,059
		2,238

Total Common Stocks (cost $346,651)		430,265

SHORT TERM INVESTMENTS - 12.1%
Mutual Funds - 0.7%
JNL Money Market Fund, 5.18% (a) (d)	2,921	2,921

Securities Lending Collateral - 11.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	49,407	49,407

Total Short Term Investments (cost $52,328)		52,328

Total Investments - 111.7% (cost $398,979)		482,593

Other Assets and Liabilities, Net - (11.7%)		(50,362)

Total Net Assets - 100%		$432,231

JNL/Mellon Capital Management S&P® 10 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 22.3%
General Motors Corp. (b)	2,953	$111,616
Hilton Hotels Corp.	2,498	83,597
		195,213
CONSUMER STAPLES - 10.1%
Safeway Inc. (b)	2,608	88,764

ENERGY - 13.6%
Marathon Oil Corp.	1,988	119,215

FINANCIALS - 10.7%
Goldman Sachs Group Inc. (b)	432	93,731

INDUSTRIALS - 10.1%
Lockheed Martin Corp. (b)	944	88,875

INFORMATION TECHNOLOGY - 10.6%
Hewlett-Packard Co.	2,085	93,054

MATERIALS - 10.6%
Nucor Corp. (b)	1,593	93,412

TELECOMMUNICATION SERVICES - 11.4%
Qwest Communications International Inc. (b) (c)	10,321	100,112

Total Common Stocks (cost $780,979)		872,376

SHORT TERM INVESTMENTS - 25.4%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	3,766	3,766

Securities Lending Collateral - 25.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	219,155	219,155

Total Short Term Investments (cost $222,921)		222,921

Total Investments - 124.8% (cost $1,003,900)		1,095,297

Other Assets and Liabilities, Net - (24.8%)		(217,951)

Total Net Assets - 100%		$877,346

JNL/Mellon Capital Management S&P® 24 Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 10.8%
DirecTV Group Inc. (c)	44	$1,018
Lennar Corp.	5	168
Nike Inc. - Class B	13	785
		1,971
CONSUMER STAPLES - 11.0%
Coca-Cola Co.	34	1,795
Estee Lauder Cos. Inc.	2	81
UST Inc. (b)	2	125
		2,001
ENERGY - 11.0%
Exxon Mobil Corp.	21	1,802
Marathon Oil Corp.	3	155
Sunoco Inc.	-	33
		1,990
FINANCIALS - 22.5%
American Express Co.	50	3,068
Moody’s Corp.	12	725
Safeco Corp.	5	300
		4,093
HEALTH CARE - 12.1%
Pfizer Inc.	75	1,929
Waters Corp. (c)	1	64
Zimmer Holdings Inc. (c)	2	210
		2,203
INDUSTRIALS - 11.9%
Emerson Electric Co.	28	1,328
Rockwell Automation Inc.	6	412
Rockwell Collins Inc.	6	421
		2,161
INFORMATION TECHNOLOGY - 16.3%
Agilent Technologies Inc. (c)	3	106
Google Inc. - Class A (c)	2	820
Microsoft Corp.	69	2,031
		2,957
UTILITIES - 4.0%
Entergy Corp.	2	267
FirstEnergy Corp. (b)	4	244
PPL Corp.	5	212
		723

Total Common Stocks (cost $17,417)		18,099

SHORT TERM INVESTMENTS - 2.4%
Mutual Funds - 0.3%
JNL Money Market Fund, 5.18% (a) (d)	67	67

Securities Lending Collateral - 2.1%
Mellon GSL Delaware Business Trust Collateral Fund,

5.38% (a) (d)	373	373

Total Short Term Investments (cost $440)		440

Total Investments - 102.0% (cost $17,857)		18,539

Other Assets and Liabilities, Net - (2.0%)		(363)

Total Net Assets - 100%		$18,176

JNL/Mellon Capital Management S&P® SMid 60 Fund
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 13.3%
ArvinMeritor Inc.	21	$474
Belo Corp.	21	434
Jo-Ann Stores Inc. (c)	8	227
Kellwood Co. (b)	6	166
Lee Enterprises Inc.	13	263
Meritage Corp. (b) (c)	4	114
Monaco Coach Corp.	14	196
Scholastic Corp. (c)	11	382
Standard Motor Products Inc.	13	190
		2,446
CONSUMER STAPLES - 1.9%
Nash Finch Co.	7	344

ENERGY - 6.5%
Pogo Producing Co.	8	418
SEACOR Holdings Inc. (c)	2	188
Tidewater Inc.	8	585
		1,191
FINANCIALS - 26.2%
American Financial Group Inc.	10	358
AmeriCredit Corp. (c)	15	395
BankUnited Financial Corp. - Class A (b)	7	136
Central Pacific Financial Corp.	5	162
Delphi Financial Group	5	199
Downey Financial Corp. (b)	3	175
Everest Re Group Ltd.	4	422
FirstFed Financial Corp. (b) (c)	3	163
Flagstar Bancorp Inc.	13	155
Fremont General Corp. (b)	12	131
Horace Mann Educators Corp.	19	400
Ohio Casualty Corp.	13	558
Piper Jaffray Cos. (c)	3	159
PMI Group Inc.	8	356
ProAssurance Corp. (c)	4	214
Protective Life Corp.	8	382
StanCorp Financial Group Inc.	8	446

		4,811
HEALTH CARE - 2.0%
Millennium Pharmaceuticals Inc. (c)	35	368

INDUSTRIALS - 5.5%
DRS Technologies Inc.	7	417
SkyWest Inc.	7	178
Tredegar Corp.	8	180
Triumph Group Inc.	4	239
		1,014
INFORMATION TECHNOLOGY - 15.0%
Aeroflex Inc. (c)	16	230
Agilysis Inc.	9	213
Arrow Electronics Inc. (c)	12	454
Avnet Inc. (c)	15	588
Brooks Automation Inc. (c)	13	243
CTS Corp.	12	155
MKS Instruments Inc. (c)	9	237
Palm Inc. (b) (c)	27	438
Pericom Semiconductor Corp. (c)	17	190
		2,748
MATERIALS - 6.9%
Buckeye Technologies Inc. (c)	16	242
Chemtura Corp.	40	442
PolyOne Corp. (c)	26	184
Sensient Technologies Corp.	15	388
		1,256
TELECOMMUNICATION SERVICES - 1.4%
CT Communications Inc.	8	255

UTILITIES - 20.1%
Atmos Energy Corp.	6	179
Avista Corp.	8	162
Black Hills Corp.	10	406
Energy East Corp.	15	404
IDACORP Inc.	10	315
Pepco Holdings Inc.	15	412
PNM Resources Inc.	12	341
Puget Energy Inc.	15	361
SCANA Corp.	9	354
Sierra Pacific Resources (c)	23	401
Westar Energy Inc.	14	351
		3,686

Total Common Stocks (cost $18,391)		18,119

SHORT TERM INVESTMENTS - 10.2%
Mutual Funds - 3.7%
JNL Money Market Fund, 5.18% (a) (d)	673	673

Securities Lending Collateral - 6.5%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	1,194	1,194

Total Short Term Investments (cost $1,867)		1,867

Total Investments - 109.0% (cost $20,258)		19,986

Other Assets and Liabilities, Net - (9.0%)		(1,648)

Total Net Assets - 100%		$18,338

JNL/Mellon Capital Management Select Small-Cap Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 17.6%
Brown Shoe Co. Inc.	850	$20,672
Buckle Inc. (b)	570	22,460
Buffalo Wild Wings Inc. (b) (c)	339	14,098
Group 1 Automotive Inc. (b)	475	19,166
Gymboree Corp. (b) (c)	624	24,573
Interface Inc. (b)	1,047	19,749
Movado Group Inc. (b)	375	12,669
		133,387
CONSUMER STAPLES - 1.7%
SunOpta Inc. (b) (c)	1,125	12,540

ENERGY - 10.7%
Dril-Quip Inc. (b) (c)	784	35,235
Tetra Technologies Inc. (b) (c)	1,417	39,952
VAALCO Energy Inc. (c)	1,106	5,343
		80,530
FINANCIALS - 6.7%
Capital Trust Inc. - Class A (b)	342	11,689
Cascade Bancorp (b)	546	12,636
SWS Group Inc. (b)	530	11,452
World Acceptance Corp. (b) (c)	345	14,739
		50,516
HEALTH CARE - 5.2%
Digene Corp. (b) (c)	467	28,051
Noven Pharmaceuticals Inc. (b) (c)	480	11,245
		39,296
INDUSTRIALS - 28.4%
American Woodmark Corp. (b)	308	10,668
Ameron International Corp. (b)	175	15,828
Belden CDT Inc. (b)	868	48,057
Clean Harbors Inc. (b) (c)	388	19,154
EMCOR Group Inc. (b) (c)	625	45,564
II-VI Inc. (b) (c)	579	15,725

Ladish Co. Inc. (b) (c)	280	12,020
Lindsay Corp. (b)	230	10,174
Valmont Industries Inc. (b)	504	36,688
		213,878
INFORMATION TECHNOLOGY - 21.7%
Advanced Energy Industries Inc. (b) (c)	884	20,026
Ansoft Corp. (b) (c)	465	13,726
Atheros Communications Inc. (b) (c)	1,038	32,009
Interwoven Inc. (c)	858	12,045
Macrovision Corp. (b) (c)	1,043	31,340
Mentor Graphics Corp. (b) (c)	1,634	21,517
Sigma Designs Inc. (b) (c)	449	11,706
Sirenza Microdevices Inc. (b) (c)	997	11,840
Tyler Technologies Inc. (b) (c)	767	9,518
		163,727
MATERIALS - 7.7%
HB Fuller Co. (b)	1,175	35,132
Metal Management Inc. (b)	517	22,788
		57,920

Total Common Stocks (cost $694,313)		751,794

SHORT TERM INVESTMENTS - 24.2%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	2,800	2,800

Securities Lending Collateral - 23.8%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	179,619	179,619

Total Short Term Investments (cost $182,419)		182,419

Total Investments - 123.9% (cost $876,732)		934,213

Other Assets and Liabilities, Net - (23.9%)		(180,095)

Total Net Assets - 100%		$754,118

JNL/Mellon Capital Management Technology Sector Fund
COMMON STOCKS - 99.5%
HEALTH CARE - 0.2%
Cerner Corp. (b) (c)	2	$101

INDUSTRIALS - 0.6%
IKON Office Solutions Inc.	3	52
Pitney Bowes Inc.	7	315
SAIC Inc. (c)	3	53
		420
INFORMATION TECHNOLOGY - 97.4%

3Com Corp. (c)	11	47
Actel Corp. (c)	1	12
Adaptec Inc. (c)	3	11
ADC Telecommunications Inc. (c)	4	70
Adobe Systems Inc. (c)	18	716
ADTRAN Inc. (b)	2	45
Advanced Micro Devices Inc. (b) (c)	17	238
Advent Software Inc. (b) (c)	1	20
Agile Software Corp. (c)	1	10
Agilysis Inc.	1	17
Akamai Technologies Inc. (b) (c)	5	244
Altera Corp.	11	241
Amdocs Ltd. (b) (c)	6	233
Amkor Technology Inc. (b) (c)	3	46
Analog Devices Inc. (b)	10	365
Andrew Corp. (c)	5	73
Ansys Inc. (c)	2	53
Apple Computer Inc. (c)	26	3,179
Applied Materials Inc.	42	841
Applied Micro Circuits Corp. (b) (c)	8	21
Ariba Inc. (c)	2	20
Arris Group Inc. (c)	3	55
Asyst Technologies Inc. (c)	1	8
Atheros Communications Inc. (c)	2	56
Atmel Corp. (c)	13	74
ATMI Inc. (c)	1	30
Autodesk Inc. (c)	7	331
Avaya Inc. (c)	14	232
Avocent Corp. (c)	1	37
Axcelis Technologies Inc. (c)	3	19
BEA Systems Inc. (c)	12	159
BMC Software Inc. (c)	6	184
Borland Software Corp. (c)	2	10
Brightpoint Inc. (b) (c)	2	21
Broadcom Corp. - Class A (c)	14	421
Brocade Communications Systems Inc. (c)	12	95
Brooks Automation Inc. (b) (c)	2	36
CA Inc.	13	325
Cabot Microelectronics Corp. (c)	1	28
CACI International Inc. - Class A (c)	1	43
Cadence Design Systems Inc. (b) (c)	8	181
C-COR Inc. (c)	1	15
CDW Corp. (c)	2	154
Check Point Software Technologies Ltd. (c)	5	121
Ciber Inc. (c)	1	11
Ciena Corp. (c)	2	90
Cirrus Logic Inc. (c)	3	22
Cisco Systems Inc. (c)	184	5,122
Citrix Systems Inc. (c)	5	182

Cognizant Technology Solutions Corp. (c)	4	329
Cohu Inc.	1	13
Computer Sciences Corp. (c)	5	308
Compuware Corp. (c)	10	115
Conexant Systems Inc. (b) (c)	13	18
Corning Inc. (c)	47	1,210
Cree Inc. (b) (c)	3	67
CSG Systems International Inc. (c)	1	36
Cymer Inc. (c)	1	43
Cypress Semiconductor Corp. (b) (c)	5	107
Dell Inc. (c)	61	1,734
Diebold Inc.	2	102
Digital River Inc. (b) (c)	1	61
DSP Group Inc. (c)	1	18
DST Systems Inc. (b) (c)	2	125
Dycom Industries Inc. (c)	1	38
Earthlink Inc. (c)	3	25
Electronic Data Systems Corp.	15	426
Electronics for Imaging Inc. (c)	2	50
EMC Corp. (c)	64	1,163
Emulex Corp. (c)	2	54
Entegris Inc. (b) (c)	4	53
Equinix Inc. (b) (c)	1	75
Exar Corp. (c)	1	18
Extreme Networks (c)	4	15
F5 Networks Inc. (c)	1	97
Fair Isaac Corp. (b)	2	71
Fairchild Semiconductor International Inc. (c)	4	77
Finisar Corp. (b) (c)	8	30
FormFactor Inc. (c)	1	47
Foundry Networks Inc. (c)	4	60
Gartner Inc. - Class A (c)	2	48
Gateway Inc. (b) (c)	9	14
Google Inc. - Class A (c)	7	3,640
Harmonic Inc. (c)	2	19
Harris Corp.	4	216
Hewlett-Packard Co.	82	3,642
Hutchinson Technology Inc. (b) (c)	1	14
Imation Corp.	1	37
Informatica Corp. (c)	3	40
InfoSpace Inc.	1	19
Ingram Micro Inc. - Class A (c)	4	92
Insight Enterprises Inc. (c)	1	34
Integrated Device Technology Inc. (c)	6	90
Intel Corp.	176	4,176
InterDigital Communications Corp. (b) (c)	1	48
Intermec Inc. (b) (c)	1	35
International Business Machines Corp. (b)	41	4,345
International Rectifier Corp. (b) (c)	2	79

Intersil Corp.	4	130
Inter-Tel Inc.	1	13
Interwoven Inc. (c)	1	16
Intuit Inc. (c)	9	280
j2 Global Communications Inc. (b) (c)	2	54
Jack Henry & Associates Inc.	2	61
JDA Software Group Inc. (c)	1	14
JDS Uniphase Corp. (b) (c)	7	90
Juniper Networks Inc. (c)	17	432
KLA-Tencor Corp.	6	317
Komag Inc. (b) (c)	1	28
Kulicke & Soffa Industries Inc. (b) (c)	2	21
Lam Research Corp. (c)	4	216
Lattice Semiconductor Corp. (b) (c)	3	18
Lexmark International Inc. (c)	3	144
Linear Technology Corp. (b)	9	313
LSI Logic Corp. (b) (c)	23	171
LTX Corp. (c)	1	8
Macrovision Corp. (c)	1	44
Marvell Tech Group Ltd. (c)	14	255
Maxim Integrated Products Inc.	10	320
McAfee Inc. (c)	5	167
MEMC Electronic Materials Inc. (c)	5	315
Mentor Graphics Corp. (c)	2	31
Micrel Inc.	1	18
Microchip Technology Inc. (b)	6	240
Micron Technology Inc. (b) (c)	23	287
Micros Systems Inc. (c)	1	63
Microsemi Corp. (b) (c)	2	45
Microsoft Corp.	257	7,576
Motorola Inc.	70	1,247
MRV Communications Inc. (b) (c)	3	11
National Semiconductor Corp. (b)	9	262
NCR Corp. (c)	5	284
Network Appliance Inc. (c)	11	332
Novell Inc. (c)	10	76
Novellus Systems Inc. (b) (c)	4	108
Nuance Communications Inc. (c)	4	68
Nvidia Corp. (b) (c)	11	455
Omnivision Technologies Inc. (b) (c)	2	31
ON Semiconductor Corp. (b) (c)	9	93
Openwave Systems Inc. (b)	3	17
Oracle Corp. (c)	120	2,371
Packeteer Inc. (b) (c)	1	10
Palm Inc. (b) (c)	3	50
Parametric Technology Corp. (c)	4	79
Perot Systems Corp. (c)	2	42
Photronics Inc. (c)	1	17
Plantronics Inc. (b)	1	34

PMC - Sierra Inc. (b) (c)	6	46
Polycom Inc. (c)	3	89
Progress Software Corp. (c)	1	41
QLogic Corp. (b) (c)	5	78
QUALCOMM Inc.	50	2,167
Quantum Corp. (c)	6	18
Quest Software Inc. (b) (c)	2	26
Radisys Corp. (c)	1	6
Rambus Inc. (b) (c)	3	49
RealNetworks Inc. (c)	3	27
Red Hat Inc. (b) (c)	6	127
RF Micro Devices Inc. (b) (c)	5	32
S1 Corp. (c)	1	12
Salesforce.com Inc. (b) (c)	3	114
SanDisk Corp. (b) (c)	7	334
SAVVIS Inc. (c)	1	47
Seagate Technology Inc. (b)	17	363
Semtech Corp. (c)	2	40
Silicon Image Inc. (c)	3	22
Silicon Laboratories Inc. (c)	2	62
Silicon Storage Technology Inc. (c)	2	8
SiRF Technology Holdings Inc. (b) (c)	1	27
Skyworks Solutions Inc. (c)	5	39
SonicWALL Inc. (c)	2	19
Sonus Networks Inc. (c)	7	63
SRA International Inc. - Class A (b) (c)	1	28
Sun Microsystems Inc. (c)	109	575
Sybase Inc. (c)	3	62
Sycamore Networks Inc. (c)	6	22
Symantec Corp. (c)	28	567
Synopsys Inc. (c)	4	112
Tech Data Corp. (c)	2	61
Tekelec (b) (c)	2	31
Tellabs Inc. (c)	12	130
Teradyne Inc. (b) (c)	6	99
Tessera Technologies Inc. (c)	1	53
Texas Instruments Inc.	43	1,636
TIBCO Software Inc. (c)	6	53
Transaction Systems Architects Inc. (b) (c)	1	41
Trident Microsystems Inc. (c)	2	31
Triquint Semiconductor Inc. (c)	4	20
Unisys Corp. (c)	10	93
United Online Inc.	2	31
UTStarcom Inc. (b) (c)	3	16
Varian Semiconductor Equipment Associates Inc. (c)	3	113
VeriFone Holdings Inc. (b) (c)	2	70
VeriSign Inc. (c)	7	230
Vignette Corp. (c)	1	16
Websense Inc. (c)	1	27

Western Digital Corp. (c)	7	134
Wind River Systems Inc. (c)	3	28
Xerox Corp. (c)	28	523
Xilinx Inc. (b)	10	258
Yahoo! Inc. (c)	39	1,048
Zoran Corp. (c)	1	26
		65,000
TELECOMMUNICATION SERVICES - 1.3%
American Tower Corp. (c)	13	537
Crown Castle International Corp. (c)	6	231
Harris Stratex Networks Inc. - Class A (c)	-	8
SBA Communications Corp. (c)	3	98
		874

Total Common Stocks (cost $59,519)		66,396

SHORT TERM INVESTMENTS - 18.7%
Mutual Funds - 2.5%
JNL Money Market Fund, 5.18% (a) (d)	1,683	1,683

Securities Lending Collateral - 16.2%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	10,804	10,804

Total Short Term Investments (cost $12,487)		12,487

Total Investments - 118.2% (cost $72,006)		78,883

Other Assets and Liabilities, Net - (18.2%)		(12,163)

Total Net Assets - 100%		$66,720

JNL/Mellon Capital Management VIP Fund
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 9.0%
American Eagle Outfitters Inc.	92	$2,353
Big Lots Inc. (b) (c)	33	983
Brown Shoe Co. Inc.	87	2,126
Buckle Inc.	58	2,268
Buffalo Wild Wings Inc. (b) (c)	35	1,457
DirecTV Group Inc. (c)	532	12,284
EchoStar Communications Corp. (c)	63	2,718
Group 1 Automotive Inc. (b)	48	1,937
Guess? Inc.	26	1,248
Gymboree Corp. (c)	64	2,505
InterActiveCorp (b) (c)	42	1,459
Interface Inc. (b)	107	2,012
Lennar Corp. (b)	19	711
Liberty Global Inc. - Class A (c)	55	2,261

Movado Group Inc.	39	1,308
Nike Inc. - Class B	58	3,386
Phillips-Van Heusen	16	947
Priceline.com Inc. (b) (c)	17	1,202
Tempur-Pedic International Inc. (b)	37	964
		44,129
CONSUMER STAPLES - 2.2%
Coca-Cola Co.	149	7,803
Estee Lauder Cos. Inc. (b)	8	352
NBTY Inc. (b) (c)	19	828
SunOpta Inc. (b) (c)	116	1,297
UST Inc. (b)	10	525
		10,805
ENERGY - 7.2%
BP Plc	343	4,151
Core Laboratories NV (c)	10	1,010
Dril-Quip Inc. (b) (c)	80	3,585
ENI SpA (b)	113	4,108
Exxon Mobil Corp.	93	7,833
Marathon Oil Corp.	11	651
Royal Dutch Shell Plc - Class A (b)	108	4,408
Statoil ASA (b)	144	4,496
Sunoco Inc.	2	150
Tetra Technologies Inc. (b) (c)	144	4,051
VAALCO Energy Inc. (b) (c)	114	549
		34,992
FINANCIALS - 11.0%
ABN AMRO Holding NV	116	5,359
American Express Co.	218	13,346
Banca Intesa San Paolo SpA (b)	494	3,698
Barclays Plc	254	3,545
Capital Trust Inc. - Class A (b)	35	1,202
Cascade Bancorp (b)	58	1,334
Danske Bank A/S	84	3,447
HSBC Holdings Plc	205	3,765
ING Groep NV	84	3,722
Lloyds TSB Group Plc	334	3,728
Moody’s Corp.	50	3,128
Royal Bank of Scotland Group Plc	279	3,547
Safeco Corp. (b)	21	1,296
SWS Group Inc.	53	1,144
World Acceptance Corp. (b) (c)	35	1,515
		53,776
HEALTH CARE - 6.1%
Digene Corp. (c)	48	2,875
Illumina Inc. (b) (c)	20	824
Immucor Inc. (c)	24	678
Noven Pharmaceuticals Inc. (b) (c)	50	1,175
Pfizer Inc.	906	23,162

Waters Corp. (c)	5	277
Zimmer Holdings Inc. (c)	11	933
		29,924
INDUSTRIALS - 11.7%
American Woodmark Corp. (b)	32	1,094
Ameron International Corp. (b)	18	1,625
Belden CDT Inc.	89	4,923
Caterpillar Inc.	248	19,455
Clean Harbors Inc. (b) (c)	39	1,939
Continental Airlines Inc. - Class B (c)	24	827
EMCOR Group Inc. (c)	64	4,669
Emerson Electric Co.	123	5,771
II-VI Inc. (c)	58	1,575
Ladish Co. Inc. (b) (c)	29	1,255
Lindsay Corp. (b)	23	1,019
Manitowoc Co. Inc.	17	1,403
Paccar Inc. (b)	38	3,274
Rockwell Automation Inc. (b)	26	1,784
Rockwell Collins Inc.	26	1,824
TeleTech Holdings Inc. (c)	32	1,045
Valmont Industries Inc. (b)	52	3,756
		57,238
INFORMATION TECHNOLOGY - 34.3%
Advanced Energy Industries Inc. (c)	89	2,023
Agilent Technologies Inc. (c)	12	467
Akamai Technologies Inc. (b) (c)	44	2,143
Ansoft Corp. (c)	48	1,411
Atheros Communications Inc. (b) (c)	105	3,249
CDW Corp. (c)	12	1,015
Check Point Software Technologies Ltd. (c)	38	878
Cisco Systems Inc. (c)	1,369	38,127
Google Inc. - Class A (c)	7	3,541
Hewlett-Packard Co.	365	16,295
Infosys Technologies Ltd. - ADR (b)	80	4,023
Interwoven Inc. (c)	88	1,241
Lam Research Corp. (c)	21	1,087
Macrovision Corp. (c)	106	3,182
Mentor Graphics Corp. (b) (c)	166	2,187
Microsoft Corp.	1,444	42,554
Nvidia Corp. (c)	158	6,512
Oracle Corp. (c)	852	16,792
Research In Motion Ltd. (b) (c)	82	16,303
Sigma Designs Inc. (b) (c)	45	1,168
Sirenza Microdevices Inc. (b) (c)	103	1,224
Tyler Technologies Inc. (c)	76	940
Varian Semiconductor Equipment Associates Inc. (c)	26	1,024
		167,386
MATERIALS - 3.8%
Albemarle Corp. (b)	26	1,013

Allegheny Technologies Inc.	28	2,931
HB Fuller Co. (b)	119	3,565
Metal Management Inc. (b)	53	2,346
OM Group Inc. (c)	17	902
Potash Corp.	88	6,835
Rock-Tenn Co. - Class A (b)	28	874
		18,466
TELECOMMUNICATION SERVICES - 12.0%
AT&T Inc.	435	18,047
BT Group Plc	802	5,353
BT Group Plc - ADR	213	14,182
Deutsche Telekom AG	203	3,765
France Telecom SA (b)	134	3,690
Millicom International Cellular SA (c)	14	1,290
Royal KPN NV	265	4,414
Telecom Italia SpA (b)	1,236	3,397
Vodafone Group Plc	1,344	4,528
		58,666
UTILITIES - 2.4%
Endesa SA (b)	82	4,440
Enel SpA (b)	363	3,916
Entergy Corp.	11	1,158
FirstEnergy Corp. (b)	17	1,078
PPL Corp.	20	914
		11,506

Total Common Stocks (cost $437,925)		486,888

SHORT TERM INVESTMENTS - 14.7%
Mutual Funds - 0.4%
JNL Money Market Fund, 5.18% (a) (d)	1,777	1,777

Securities Lending Collateral - 14.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	69,898	69,898

Total Short Term Investments (cost $71,675)		71,675

Total Investments - 114.4% (cost $509,600)		558,563

Other Assets and Liabilities, Net - (14.4%)		(70,472)

Total Net Assets - 100%		$488,091

JNL/Mellon Capital Management Value Line® 25 Fund
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 17.0%
American Eagle Outfitters Inc.	609	$15,631
Big Lots Inc. (b) (c)	340	10,014

DirecTV Group Inc. (c)	3,467	80,116
Guess? Inc. (b)	261	12,520
Phillips-Van Heusen	158	9,562
Priceline.com Inc. (b) (c)	177	12,135
Tempur-Pedic International Inc. (b)	378	9,786
		149,764
CONSUMER STAPLES - 1.0%
NBTY Inc. (c)	200	8,624

ENERGY - 1.1%
Core Laboratories NV (b) (c)	100	10,146

HEALTH CARE - 1.7%
Illumina Inc. (b) (c)	201	8,149
Immucor Inc. (c)	257	7,201
		15,350
INDUSTRIALS - 3.8%
Continental Airlines Inc. - Class B (b) (c)	257	8,689
Manitowoc Co. Inc.	176	14,131
TeleTech Holdings Inc. (c)	325	10,564
		33,384
INFORMATION TECHNOLOGY - 42.5%
Akamai Technologies Inc. (b) (c)	446	21,715
Cisco Systems Inc. (c)	6,989	194,644
Nvidia Corp. (c)	1,046	43,210
Research In Motion Ltd. (c)	526	105,117
Varian Semiconductor Equipment Associates Inc. (b) (c)	259	10,363
		375,049
MATERIALS - 14.5%
Albemarle Corp.	271	10,437
Allegheny Technologies Inc.	286	29,969
OM Group Inc. (b) (c)	178	9,404
Potash Corp.	894	69,707
Rock-Tenn Co. - Class A (b)	273	8,668
		128,185
TELECOMMUNICATION SERVICES - 17.8%
BT Group Plc - ADR	2,359	157,033

Total Common Stocks (cost $775,634)		877,535

SHORT TERM INVESTMENTS - 7.8%
Mutual Funds - 0.1%
JNL Money Market Fund, 5.18% (a) (d)	603	603

Securities Lending Collateral - 7.7%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	68,068	68,068

Total Short Term Investments (cost $68,671)		68,671

Total Investments - 107.2% (cost $844,305)		946,206

Other Assets and Liabilities, Net - (7.2%)		(63,694)

Total Net Assets - 100%		$882,512

The accompanying notes are an integral part of these Financial Statements.

Notes to the Schedules of Investments:

(a) Investment in affiliate. See Note 3 in the Notes to the Financial Statements.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2007.
(e) For all items listed as "Other Securities" in this Summary Schedule of Investments, this represents issues not identified as a top-fifty unaffilliated holdings in in terms of value, and issues or issuers not exceeding one percent individually or in aggregate, respectively, as of June 30, 2007.
* A Summary Schedule of Investments is presented for this portfolio. For information on availability of a complete Schedule of Investments, refer to www.jnl.com,
www.jnlny.com, www.sec.gov, or call the Service Center at 800-766-4683.

Abbreviations
“-” Amount rounds to less than one thousand
ADR - American Depository Receipt

The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the six-month period ended June 30, 2007 are shown below (in thousands):

	Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	378	35	36	2	381

	Summary of Investments by Country:
	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management NYSE®	Management	Management	Management	Management	Management Value
	Global 15 Fund	JNL 5 Fund	JNL Optimized 5 Fund	International 25 Fund	Nasdaq® 15 Fund	VIP Fund	Value Line® 25 Fund	Nasdaq® 15 Fund (NY)	Line® 25 Fund (NY)
Brazil	-%	-%	-%	4.0%	-%	-%	-%	-%	-%
Canada	-	1.0	7.4	20.2	7.3	4.7	19.9	7.3	19.9
Denmark	-	-	1.0	-	-	0.7	-	-	-
France	-	-	1.0	6.8	-	0.8	-	-	-
Germany	-	-	1.0	12.1	-	0.8	-	-	-
Hong Kong	32.1	6.9	4.6	-	-	-	-	-	-
India	-	-	1.2	-	4.9	0.8	-	4.9	-
Israel	-	-	0.3	-	1.1	0.2	-	1.0	-
Italy	-	-	4.3	3.0	-	3.1	-	-	-
Japan	-	-	-	9.7	-	-	-	-	-
Luxembourg	-	-	0.4	-	1.6	0.3	-	1.6	-
Netherlands	-	-	5.4	20.5	-	3.9	1.2	-	1.2
Norway	-	-	1.3	4.4	-	0.9	-	-	-
South Korea	-	-	-	12.1	-	-	-	-	-

Spain	-	-	1.3	3.8	-	0.9	-	-	-
United Kingdom	35.1	7.5	12.8	-	-	5.9	-	-	-
United States	32.8	84.6	58.0	3.4	85.1	77.0	78.9	85.2	78.9
Total
Investments	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Summary of Investments by Sector (percentage of net assets):
	Consumer	Consumer			Health		Information
	Discretionary	Staples	Energy	Financials	Care	Industrials	Technology
JNL/Mellon Capital Management 25 Fund	45.0%	21.0%	4.0%	-%	3.7%	7.0%	-%
JNL/Mellon Capital Management Communications Sector Fund	3.3	-	-	2.5	-	-	-
JNL/Mellon Capital Management Consumer Brands Sector Fund	69.4	16.2	-	-	3.1	2.4	2.4
JNL/Mellon Capital Management DowSM 10 Fund	11.1	9.5	-	16.8	18.2	8.7	-
JNL/Mellon Capital Management DowSM Dividend Fund	-	-	-	40.0	-	-	-
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	86.0	-	0.2	0.4
JNL/Mellon Capital Management Global 15 Fund	20.4	-	5.6	4.6	5.1	18.2	-
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	-	94.9	-	-
JNL/Mellon Capital Management JNL 5 Fund	21.2	7.7	5.9	6.9	6.0	12.9	5.3
JNL/Mellon Capital Management JNL Optimized 5 Fund	14.6	2.8	6.2	8.9	1.6	5.4	29.7
JNL/Mellon Capital Management NYSE® International 25 Fund	4.5	-	21.5	27.1	-	3.0	-
JNL/Mellon Capital Management Nasdaq® 15 Fund	8.2	-	-	-	-	3.7	77.3
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	88.7	-	-	-	-
JNL/Mellon Capital Management S&P® 10 Fund	17.8	8.1	10.9	8.6	-	8.1	8.5
JNL/Mellon Capital Management S&P® 24 Fund	10.6	10.8	10.7	22.1	11.9	11.7	15.9
JNL/Mellon Capital Management S&P® SMid 60 Fund	12.2	1.7	6.0	24.2	1.8	5.1	13.7
JNL/Mellon Capital Management Select Small-Cap Fund	14.3	1.3	8.6	5.4	4.2	23.0	17.5
JNL/Mellon Capital Management Technology Sector Fund	-	-	-	-	0.1	0.5	82.5
JNL/Mellon Capital Management VIP Fund	7.9	1.9	6.3	9.6	5.4	10.2	30.0
JNL/Mellon Capital Management Value Line® 25 Fund	15.8	0.9	1.1	-	1.6	3.5	39.7
JNL/Mellon Capital Management DowSM Dividend Fund (NY)	-	-	-	44.1	-	-	-
JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)	9.0	-	-	-	-	4.0	85.2
JNL/Mellon Capital Management S&P® 24 Fund (NY)	10.6	10.8	10.8	22.1	11.9	11.7	15.9
JNL/Mellon Capital Management Value Line® 25 Fund (NY)	16.7	1.0	1.1	-	1.7	3.7	41.7

Summary of Investments by Sector (percentage of net assets):

		Telecommunication		Short-Term
	Materials	Services	Utilities	Securities	Total
JNL/Mellon Capital Management 25 Fund	10.2%	-%	-%	9.1%	100%
JNL/Mellon Capital Management Communications Sector Fund	-	78.8	-	15.4	100
JNL/Mellon Capital Management Consumer Brands Sector Fund	-	-	-	6.5	100
JNL/Mellon Capital Management DowSM 10 Fund	9.0	19.8	-	6.9	100
JNL/Mellon Capital Management DowSM Dividend Fund	20.5	-	25.7	13.8	100
JNL/Mellon Capital Management Financial Sector Fund	-	-	-	13.4	100
JNL/Mellon Capital Management Global 15 Fund	-	28.8	5.9	11.4	100
JNL/Mellon Capital Management Healthcare Sector Fund	-	-	-	5.1	100
JNL/Mellon Capital Management JNL 5 Fund	6.6	11.5	1.2	14.8	100
JNL/Mellon Capital Management JNL Optimized 5 Fund	4.7	15.4	3.1	7.6	100
JNL/Mellon Capital Management NYSE® International 25 Fund	12.1	18.7	-	13.1	100
JNL/Mellon Capital Management Nasdaq® 15 Fund	-	1.4	-	9.4	100
JNL/Mellon Capital Management Oil & Gas Sector Fund	-	-	0.5	10.8	100
JNL/Mellon Capital Management S&P® 10 Fund	8.5	9.1	-	20.4	100
JNL/Mellon Capital Management S&P® 24 Fund	-	-	3.9	2.4	100
JNL/Mellon Capital Management S&P® SMid 60 Fund	6.3	1.3	18.4	9.3	100
JNL/Mellon Capital Management Select Small-Cap Fund	6.2	-	-	19.5	100
JNL/Mellon Capital Management Technology Sector Fund	-	1.1	-	15.8	100
JNL/Mellon Capital Management VIP Fund	3.3	10.5	2.1	12.8	100
JNL/Mellon Capital Management Value Line® 25 Fund	13.5	16.6	-	7.3	100
JNL/Mellon Capital Management DowSM Dividend Fund (NY)	22.7	-	28.4	4.8	100
JNL/Mellon Capital Management Nasdaq ® 15 Fund (NY)	-	1.6	-	0.2	100
JNL/Mellon Capital Management S&P® 24 Fund (NY)	-	-	3.9	2.3	100
JNL/Mellon Capital Management Value Line® 25 Fund (NY)	14.3	17.5	-	2.3	100

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dowsm10	Dowsm Dividend	Financial	Global 15
Assets	Fund	Sector Fund	Fund	Fund	Fund	Sector Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 786,818	$ 102,779	$ 23,839	$ 907,709	$ 391,358	$ 65,721	$ 1,317,954
Investments - affiliated, at value (c)	78,809	18,721	1,667	67,548	62,882	10,574	168,959
Cash	-	45	-	-	-	91	-
Foreign currency (d)	67	-	-	-	-	-	51
Receivables:
Investment securities sold	-	-	68	-	-	-	679
Fund shares sold	835	485	74	942	450	118	3,491
Dividends and interest	1,078	73	9	2,206	1,308	91	3,946
Foreign taxes recoverable	-	1	-	-	-	-	-
Total assets	867,607	122,104	25,657	978,405	455,998	76,595	1,495,080

Liabilities
Cash overdraft	-	-	35	-	-	-	-
Payables:
Advisory fees	188	28	7	213	94	20	297
Administrative fees	99	12	3	112	48	9	211
12b-1 fees (Class A)	131	17	4	149	64	11	211
Investment securities purchased	-	330	-	-	2,666	-	3,974
Fund shares redeemed	487	149	5	611	427	168	692
Manager fees	5	-	-	6	1	1	6
Other expenses	5	9	3	101	37	8	51
Return of collateral for securities loaned	77,769	18,301	1,667	65,784	60,363	10,193	163,290
Total liabilities	78,684	18,846	1,724	66,976	63,700	10,410	168,732
Net assets	$ 788,923	$ 103,258	$ 23,933	$ 911,429	$ 392,298	$ 66,185	$ 1,326,348

Net assets consist of:
Paid-in capital	$ 659,468	$ 82,721	$ 19,811	$ 731,546	$ 382,958	$ 54,027	$ 1,020,112
Undistributed net investment
income (accumulated loss)	19,701	1,596	103	-	-	1,587	-
Accumulated net realized gain	37,408	4,342	2,583	-	-	5,294	-
Net unrealized appreciation (depreciation)
on investments and foreign currency	72,346	14,599	1,436	179,883	9,340	5,277	306,236
	$ 788,923	$ 103,258	$ 23,933	$ 911,429	$ 392,298	$ 66,185	$ 1,326,348

Class A
Net assets	$ 788,515	$ 103,037	$ 23,808	$ 911,429	$ 392,298	$ 65,960	$ 1,326,348
Shares outstanding (no par value),
unlimited shares authorized	52,272	15,272	1,825	65,934	31,878	4,152	58,226
Net asset value per share	$ 15.08	$ 6.75	$ 13.05	$ 13.82	$ 12.31	$ 15.89	$ 22.78

Class B
Net assets	$ 408	$ 221	$ 125	n/a	n/a	$ 225	n/a
Shares outstanding (no par value),
unlimited shares authorized	27	33	10	n/a	n/a	15	n/a
Net asset value per share	$ 15.11	$ 6.65	$ 13.13	n/a	n/a	$ 15.81	n/a

(a) Including value of securities on loan	$ 75,861	$ 17,065	$ 1,589	$ 64,350	$ 58,323	$ 9,877	$ 157,612
(b) Investments - unaffiliated, at cost	714,472	88,180	22,403	727,826	382,018	60,518	1,011,740
(c) Investments - affiliated, at cost	78,809	18,721	1,667	67,548	62,882	10,500	168,959
(d) Foreign currency, at cost	67	-	-	-	-	-	51

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	NYSE® International	Nasdaq® 15	Oil & Gas	S&P® 10
Assets	Sector Fund	Fund	Fund	25 Fund	Fund	Sector Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 104,180	$5,263,026	$ 161,156	$ 17,092	$ 72,096	$ 430,265	$ 872,376
Investments - affiliated, at value (c)	5,573	917,949	13,209	2,582	7,449	52,328	222,921
Cash	-	2	-	1	7	2	-
Foreign currency (d)	-	512	249	-	-	-	-
Receivables:
Investment securities sold	1,331	584	183	-	-	-	-
Fund shares sold	67	15,197	482	196	22	761	919
Dividends and interest	61	10,154	178	36	13	180	1,330
Foreign taxes recoverable	2	-	67	1	-	-	-
Total assets	111,214	6,207,424	175,524	19,908	79,587	483,536	1,097,546

Liabilities
Cash overdraft	41	-	-	-	-	-	-
Payables:
Advisory fees	29	1,158	40	4	21	103	208
Administrative fees	13	637	19	2	9	52	110
12b-1 fees (Class A)	17	848	25	2	12	70	146
Investment securities purchased	1,190	27,824	2,792	613	-	1,284	-
Fund shares redeemed	107	1,285	78	1	107	348	548
Manager fees	1	16	-	-	-	1	5
Other expenses	12	176	21	1	15	40	28
Return of collateral for securities loaned	5,573	889,991	10,566	1,981	7,449	49,407	219,155
Total liabilities	6,983	921,935	13,541	2,604	7,613	51,305	220,200
Net assets	$ 104,231	$5,285,489	$ 161,983	$ 17,304	$ 71,974	$ 432,231	$ 877,346

Net assets consist of:
Paid-in capital	$ 91,110	$4,433,453	$ 143,162	$ 16,942	$ 66,343	$ 306,694	$ 785,949
Undistributed net investment
income (accumulated loss)	1,282	87,736	1,193	57	-	3,496	-
Accumulated net realized gain	3,446	162,576	2,997	-	-	38,427	-
Net unrealized appreciation (depreciation)
on investments and foreign currency	8,393	601,724	14,631	305	5,631	83,614	91,397
	$ 104,231	$5,285,489	$ 161,983	$ 17,304	$ 71,974	$ 432,231	$ 877,346

Class A
Net assets	$ 103,956	$5,275,958	$ 161,516	$ 17,175	$ 71,974	$ 431,389	$ 877,346
Shares outstanding (no par value),
unlimited shares authorized	7,639	341,090	13,754	1,638	5,972	12,525	53,235
Net asset value per share	$ 13.61	$ 15.47	$ 11.74	$ 10.49	$ 12.05	$ 34.44	$ 16.48

Class B
Net assets	$ 275	$ 9,531	$ 467	$ 129	n/a	$ 842	n/a
Shares outstanding (no par value),
unlimited shares authorized	20	614	40	12	n/a	24	n/a
Net asset value per share	$ 13.64	$ 15.53	$ 11.76	$ 10.49	n/a	$ 34.74	n/a

(a) Including value of securities on loan	$ 5,392	$ 864,490	$ 10,274	$ 1,906	$ 7,227	$ 47,946	$ 213,786
(b) Investments - unaffiliated, at cost	95,787	4,661,321	146,528	16,787	66,465	346,651	780,979
(c) Investments - affiliated, at cost	5,573	917,949	13,209	2,582	7,449	52,328	222,921
(d) Foreign currency, at cost	-	513	247	-	-	-	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Assets and Liabilities (in thousands, except net asset value per share)
June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	S&P® 24	S&P® SMid	Select Small-	Technology	VIP	Value Line® 25
Assets	Fund	60 Fund	Cap Fund	Sector Fund	Fund	Fund

Investments - unaffiliated, at value (a) (b)	$ 18,099	$ 18,119	$ 751,794	$ 66,396	$ 486,888	$ 877,535
Investments - affiliated, at value (c)	440	1,867	182,419	12,487	71,675	68,671
Cash	-	-	-	-	-	3,484
Foreign currency (d)	-	-	-	-	845	-
Receivables:
Investment securities sold	-	-	-	-	1	-
Fund shares sold	18	238	1,158	49	384	2,242
Dividends and interest	16	13	1,007	15	380	105
Foreign taxes recoverable	-	-	-	-	2	-
Total assets	18,573	20,237	936,378	78,947	560,175	952,037

Liabilities
Cash overdraft	-	-	-	-	-	-
Payables:
Advisory fees	6	5	178	19	116	200
Administrative fees	2	2	93	8	60	105
12b-1 fees (Class A)	3	3	124	11	79	140
Investment securities purchased	-	671	1,815	1,320	1,561	-
Fund shares redeemed	12	24	422	58	310	686
Manager fees	-	-	4	-	2	4
Other expenses	1	-	5	7	58	322
Return of collateral for securities loaned	373	1,194	179,619	10,804	69,898	68,068
Total liabilities	397	1,899	182,260	12,227	72,084	69,525
Net assets	$ 18,176	$ 18,338	$ 754,118	$ 66,720	$ 488,091	$ 882,512

Net assets consist of:
Paid-in capital	$ 17,494	$ 18,359	$ 598,066	$ 56,484	$ 398,805	$ 780,611
Undistributed net investment
income (accumulated loss)	-	36	440	(11)	6,002	-
Accumulated net realized gain	-	215	98,131	3,370	34,311	-
Net unrealized appreciation (depreciation)
on investments and foreign currency	682	(272)	57,481	6,877	48,973	101,901
	$ 18,176	$ 18,338	$ 754,118	$ 66,720	$ 488,091	$ 882,512

Class A
Net assets	$ 18,176	$ 18,237	$ 753,950	$ 66,516	$ 486,873	$ 882,512
Shares outstanding (no par value),
unlimited shares authorized	1,698	1,807	30,904	8,927	33,572	52,441
Net asset value per share	$ 10.71	$ 10.10	$ 24.40	$ 7.45	$ 14.50	$ 16.83

Class B
Net assets	n/a	$ 101	$ 168	$ 204	$ 1,218	n/a
Shares outstanding (no par value),
unlimited shares authorized	n/a	10	7	27	84	n/a
Net asset value per share	n/a	$ 10.10	$ 24.44	$ 7.50	$ 14.57	n/a

(a) Including value of securities on loan	$ 362	$ 1,148	$ 173,444	$ 10,427	$ 67,253	$ 65,621
(b) Investments - unaffiliated, at cost	17,417	18,391	694,313	59,519	437,925	775,634
(c) Investments - affiliated, at cost	440	1,867	182,419	12,487	71,675	68,671
(d) Foreign currency, at cost	-	-	-	-	835	-

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dowsm 10	Dowsm Dividend	Financial	Global 15
	Fund	Sector Fund	Fund	Fund	Fund	Sector Fund	Fund
Investment income
Dividends (a)	$ 9,569	$ 1,123	$ 114	$ 15,479	$ 6,124	$ 903	$ 27,226
Foreign taxes withheld	(58)	-	-	-	-	-	(985)
Interest	-	-	-	-	-	-	4
Securities lending	152	4	3	48	25	10	68
Total investment income	9,663	1,127	117	15,527	6,149	913	26,313

Expenses
Advisory fees	1,095	134	49	1,244	505	125	1,671
Administrative fees	571	58	20	654	254	54	1,189
12b-1 fees (Class A)	762	77	26	872	339	71	1,189
Legal fees	6	-	-	6	2	1	8
Licensing fees	-	9	3	98	38	8	44
Manager fees	12	1	-	14	4	1	18
Other expenses	8	1	-	9	3	1	12
Total expenses	2,454	280	98	2,897	1,145	261	4,131
Net investment income (loss)	7,209	847	19	12,630	5,004	652	22,182

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	24,644	699	2,255	(556)	15,806	2,890	119,021
Foreign currency related items	4	-	-	-	-	-	(31)
Net change in unrealized appreciation or
depreciation on:
Investments	19,138	8,825	(1,215)	61,738	(12,102)	(4,068)	35,378
Foreign currency related items	-	-	-	-	-	-	(1)
Net realized and unrealized
gain (loss)	43,786	9,524	1,040	61,182	3,704	(1,178)	154,367

Net increase (decrease) in net assets
from operations	$ 50,995	$ 10,371	$ 1,059	$ 73,812	$ 8,708	$ (526)	$ 176,549

(a) Dividends from affiliated investments	$ 198	$ 38	$ 10	$ 90	$ 115	$ 24	$ 136

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	NYSE® International	Nasdaq® 15	Oil & Gas	S&P® 10
	Sector Fund	Fund	Fund	25 Fund (b)	Fund	Sector Fund	Fund
Investment income
Dividends (a)	$ 1,050	$ 57,788	$ 1,793	$ 83	$ 166	$ 2,530	$ 6,115
Foreign taxes withheld	(1)	(836)	(162)	(11)	-	(3)	-
Interest	-	45	2	-	-	-	-
Securities lending	4	723	6	-	1	18	65
Total investment income	1,053	57,720	1,639	72	167	2,545	6,180

Expenses
Advisory fees	169	6,000	202	7	128	514	1,197
Administrative fees	75	3,296	92	3	55	259	628
12b-1 fees (Class A)	99	4,387	123	4	73	345	837
Legal fees	1	29	1	-	-	2	6
Licensing fees	11	178	30	1	15	39	43
Manager fees	1	61	1	-	1	5	13
Other expenses	1	36	1	-	1	3	8
Total expenses	357	13,987	450	15	273	1,167	2,732
Net investment income (loss)	696	43,733	1,189	57	(106)	1,378	3,448

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	2,414	96,549	2,937	-	1,998	11,047	49,361
Foreign currency related items	-	(93)	(46)	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	1,935	225,375	8,021	305	3,008	52,250	59
Foreign currency related items	-	3	2	-	-	-	-
Net realized and unrealized
gain (loss)	4,349	321,834	10,914	305	5,006	63,297	49,420

Net increase (decrease) in net assets
from operations	$ 5,045	$ 365,567	$ 12,103	$ 362	$ 4,900	$ 64,675	$ 52,868

(a) Dividends from affiliated investments	$ 24	$ 1,461	$ 47	$ 9	$ 12	$ 89	$ 118
(b) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Operations (in thousands)
For the Period Ended June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	S&P® 24	S&P® SMid	Select Small-	Technology	VIP	Value Line® 25
	Fund	60 Fund (b)	Cap Fund	Sector Fund	Fund	Fund
Investment income
Dividends (a)	$ 141	$ 54	$ 2,397	$ 217	$ 4,672	$ 610
Foreign taxes withheld	-	-	-	-	(346)	(14)
Interest	-	1	21	-	6	-
Securities lending	-	-	300	2	136	80
Total investment income	141	55	2,718	219	4,468	676

Expenses
Advisory fees	30	10	1,034	111	658	1,184
Administrative fees	12	4	538	47	337	621
12b-1 fees (Class A)	16	5	717	62	448	828
Legal fees	-	-	5	1	3	6
Licensing fees	1	-	-	7	84	621
Manager fees	-	-	11	1	7	13
Other expenses	-	-	7	1	4	8
Total expenses	59	19	2,312	230	1,541	3,281
Net investment income (loss)	82	36	406	(11)	2,927	(2,605)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Investments	281	215	32,732	3,154	23,039	(13,655)
Foreign currency related items	-	-	-	-	(105)	-
Net change in unrealized appreciation or
depreciation on:
Investments	258	(272)	(13,003)	1,937	5,573	77,156
Foreign currency related items	-	-	-	-	9	-
Net realized and unrealized
gain (loss)	539	(57)	19,729	5,091	28,516	63,501

Net increase (decrease) in net assets
from operations	$ 621	$ (21)	$ 20,135	$ 5,080	$ 31,443	$ 60,896

(a) Dividends from affiliated investments	$ 4	$ 13	$ 404	$ 14	$ 186	$ 182
(b) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dowsm 10	Dowsm Dividend	Financial	Global 15
Operations	Fund	Sector Fund	Fund	Fund	Fund	Sector Fund	Fund
Net investment income	$ 7,209	$ 847	$ 19	$ 12,630	$ 5,004	$ 652	$ 22,182
Net realized gain on:
Investments	24,644	699	2,255	(556)	15,806	2,890	119,021
Foreign currency related items	4	-	-	-	-	-	(31)
Net change in unrealized appreciation or
depreciation on:
Investments	19,138	8,825	(1,215)	61,738	(12,102)	(4,068)	35,378
Foreign currency related items	-	-	-	-	-	-	(1)
Net increase in net assets from
operations	50,995	10,371	1,059	73,812	8,708	(526)	176,549

Distributions
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	124,171	60,009	18,547	155,444	178,478	24,073	255,361
Class B	87	34	-	-	-	45	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(119,436)	(23,242)	(19,368)	(165,721)	(73,410)	(26,126)	(226,563)
Class B	(47)	(18)	-	-	-	(4)	-
Net increase (decrease) in net assets
from share transactions	4,775	36,783	(821)	(10,277)	105,068	(2,012)	28,798

Net increase (decrease) in net assets	55,770	47,154	238	63,535	113,776	(2,538)	205,347

Net assets beginning of period	733,153	56,104	23,695	847,894	278,522	68,723	1,121,001

Net assets end of period	$ 788,923	$ 103,258	$ 23,933	$ 911,429	$ 392,298	$ 66,185	$ 1,326,348

Undistributed net investment
income (accumulated loss)	$ 19,701	$ 1,596	$ 103	$ -	$ -	$ 1,587	$ -

¹Share transactions
Shares sold
Class A	8,598	9,460	1,449	11,814	14,620	1,498	12,293
Class B	6	5	-	-	-	3	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(8,185)	(3,694)	(1,504)	(12,610)	(5,968)	(1,624)	(10,962)
Class B	(3)	(3)	-	-	-	-	-
Net increase (decrease)
Class A	413	5,766	(55)	(796)	8,652	(126)	1,331

Class B	3	2	-	-	-	3	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 449,287	$ 44,300	$ 13,761	$ 72,999	$ 316,974	$ 12,122	$ 446,316
Proceeds from sales of securities	424,467	5,506	14,185	71,526	200,608	11,750	401,579

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	NYSE® International	Nasdaq® 15	Oil & Gas	S&P® 10
Operations	Sector Fund	Fund	Fund	25 Fund (a)	Fund	Sector Fund	Fund
Net investment income (loss)	$ 696	$ 43,733	$ 1,189	$ 57	$ (106)	$ 1,378	$ 3,448
Net realized gain (loss) on:
Investments	2,414	96,549	2,937	-	1,998	11,047	49,361
Foreign currency related items	-	(93)	(46)	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	1,935	225,375	8,021	305	3,008	52,250	59
Foreign currency related items	-	3	2	-	-	-	-
Net increase (decrease) in net assets
from operations	5,045	365,567	12,103	362	4,900	64,675	52,868

Distributions
From net investment income
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	44,564	1,577,616	92,796	17,363	29,983	192,158	154,654
Class B	33	2,570	154	123	-	260	-
Proceeds in connection with acquisition
Class A	-	99,883	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Cost of shares redeemed
Class A	(32,044)	(505,578)	(37,563)	(544)	(28,275)	(125,939)	(133,186)
Class B	(7)	(857)	(104)	-	-	(156)	-
Net increase (decrease) in net assets
from share transactions	12,546	1,173,634	55,283	16,942	1,708	66,323	21,468

Net increase (decrease) in net assets	17,591	1,539,201	67,386	17,304	6,608	130,998	74,336

Net assets beginning of period	86,640	3,746,288	94,597	-	65,366	301,233	803,010

Net assets end of period	$ 104,231	$ 5,285,489	$ 161,983	$ 17,304	$ 71,974	$ 432,231	$ 877,346

Undistributed net investment
income (accumulated loss)	$ 1,282	$ 87,736	$ 1,193	$ 57	$ -	$ 3,496	$ -

¹Share transactions
Shares sold
Class A	3,341	107,560	8,443	1,690	2,653	6,423	9,823
Class B	2	175	14	12	-	8	-
Shares issued in connection with acquisition
Class A	-	6,686	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Shares redeemed
Class A	(2,403)	(34,504)	(3,424)	(52)	(2,484)	(4,268)	(8,411)
Class B	-	(58)	(9)	-	-	(5)	-
Net increase (decrease)
Class A	938	79,742	5,019	1,638	169	2,155	1,412

Class B	2	117	5	12	-	3	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 28,790	$ 3,243,811	$ 120,305	$ 16,820	$ 78,796	$ 120,024	$ 813,678
Proceeds from sales of securities	14,054	1,956,223	62,700	33	76,530	48,030	793,466

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Period Ended June 30, 2007
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management
	S&P® 24	S&P® SMid	Select Small-	Technology	VIP	Value Line® 25
Operations	Fund	60 Fund (a)	Cap Fund	Sector Fund	Fund	Fund
Net investment income (loss)	$ 82	$ 36	$ 406	$ (11)	$ 2,927	$ (2,605)
Net realized gain on:
Investments	281	215	32,732	3,154	23,039	(13,655)
Foreign currency related items	-	-	-	-	(105)	-
Net change in unrealized appreciation or
depreciation on:
Investments	258	(272)	(13,003)	1,937	5,573	77,156
Foreign currency related items	-	-	-	-	9	-
Net increase (decrease) in net assets
from operations	621	(21)	20,135	5,080	31,443	60,896

Distributions
From net investment income
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
From net realized gains on
investment transactions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	7,791	24,759	131,510	34,958	86,024	229,335
Class B	-	100	33	14	204	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Cost of shares redeemed
Class A	(7,941)	(6,500)	(119,759)	(36,333)	(60,876)	(230,260)
Class B	-	-	(1)	(3)	(248)	-
Net increase (decrease) in net assets
from share transactions	(150)	18,359	11,783	(1,364)	25,104	(925)

Net increase (decrease) in net assets	471	18,338	31,918	3,716	56,547	59,971

Net assets beginning of period	17,705	-	722,200	63,004	431,544	822,541

Net assets end of period	$ 18,176	$ 18,338	$ 754,118	$ 66,720	$ 488,091	$ 882,512

Undistributed net investment
income (accumulated loss)	$ -	$ 36	$ 440	$ (11)	$ 6,002	$ -

¹Share transactions
Shares sold
Class A	748	2,432	5,690	4,967	6,307	14,964
Class B	-	10	1	2	15	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	-	-	-	-	-
Class B	-	-	-	-	-	-
Shares redeemed
Class A	(769)	(625)	(5,134)	(5,225)	(4,461)	(14,930)
Class B	-	-	-	(1)	(18)	-
Net increase (decrease)
Class A	(21)	1,807	556	(258)	1,846	34

Class B	-	10	1	1	(3)	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 16,581	$ 23,482	$ 721,605	$ 18,889	$ 372,216	$ 800,030
Proceeds from sales of securities	16,262	5,306	610,903	19,781	334,270	799,765

(a) Period from April 30, 2007 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon Capital	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Management	Capital	Capital	Capital	Capital
	Management	Management	Consumer	Management	Management	Management	Management
	25	Communications	Brands Sector	Dowsm 10	Dowsm Dividend	Financial	Global 15
Operations	Fund	Sector Fund	Fund	Fund	Fund (a)	Sector Fund	Fund
Net investment income	$ 12,492	$ 750	$ 83	$ 23,428	$ 2,961	$ 962	$ 32,772
Net realized gain on:
Investments	12,760	4,028	517	6,717	168	2,416	63,329
Foreign currency related items	-	-	-	-	-	-	262
Net change in unrealized appreciation or
depreciation on:
Investments	49,412	5,683	2,103	147,892	21,442	5,414	196,094
Foreign currency related items	-	-	-	-	-	-	20
Net increase in net assets from
operations	74,664	10,461	2,703	178,037	24,571	8,792	292,477

Distribution to shareholders
From net investment income
Class A	-	(566)	(18)	-	-	(644)	-
Class B	-	(4)	-	-	-	(2)	-
From net realized gains on
investment transactions
Class A	-	(881)	(330)	-	-	(403)	-
Class B	-	(3)	(2)	-	-	(1)	-
Total distributions to shareholders	-	(1,454)	(350)	-	-	(1,050)	-

Share transactions¹
Proceeds from the sale of shares
Class A	254,538	82,917	11,435	310,187	284,667	51,209	423,015
Class B	331	24	2	-	-	25	-
Proceeds in connection with acquisition
Class A	24,123	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	1,447	348	-	-	1,047	-
Class B	-	7	2	-	-	3	-
Cost of shares redeemed
Class A	(168,301)	(50,938)	(9,164)	(187,386)	(30,716)	(30,023)	(234,163)
Class B	(11)	(3)	-	-	-	(16)	-
Net increase (decrease) in net assets
from share transactions	110,680	33,454	2,623	122,801	253,951	22,245	188,852

Net increase (decrease) in net assets	185,344	42,461	4,976	300,838	278,522	29,987	481,329

Net assets beginning of period	547,809	13,643	18,719	547,056	-	38,736	639,672

Net assets end of period	$ 733,153	$ 56,104	$ 23,695	$ 847,894	$ 278,522	$ 68,723	$ 1,121,001

Undistributed (excess of distributions over)
net investment income	$ 12,492	$ 749	$ 84	$ -	$ -	$ 935	$ -

¹Share transactions
Shares sold
Class A	19,229	15,823	972	27,659	26,012	3,444	25,502
Class B	25	5	1	-	-	2	-
Shares issued in connection with acquisition
Class A	1,804	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	-	249	28	-	-	65	-
Class B	-	1	-	-	-	-	-
Shares redeemed
Class A	(12,679)	(9,616)	(780)	(16,699)	(2,786)	(2,046)	(14,096)
Class B	(1)	(1)	-	-	-	(1)	-
Net increase (decrease)
Class A	8,354	6,456	220	10,960	23,226	1,463	11,406

Class B	24	5	1	-	-	1	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 459,407	$ 71,957	$ 7,809	$ 199,071	$ 255,466	$ 34,175	$ 535,261
Proceeds from sales of securities	340,027	40,384	4,487	54,902	5,539	12,901	307,248

(a) Period from January 17, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital	Capital	Capital	Capital
	Management	Management	Management	Management	Management	Management	Management
	Healthcare	JNL 5	JNL Optimized 5	Nasdaq® 15	Oil & Gas	S&P® 10	S&P® 24
Operations	Sector Fund	Fund	Fund (a)	Fund	Sector Fund	Fund	Fund (a)
Net investment income (loss)	$ 586	$ 43,748	$ 349	$ (349)	$ 2,118	$ 1,802	$ 25
Net realized gain (loss) on:
Investments	2,033	66,926	129	1,477	27,414	115,003	3
Foreign currency related items	-	242	8	-	-	-	-
Net change in unrealized appreciation or
depreciation on:
Investments	2,261	306,273	6,607	1,554	8,831	(86,039)	424
Foreign currency related items	-	40	1	-	-	-	-
Net increase (decrease) in net assets
from operations	4,880	417,229	7,094	2,682	38,363	30,766	452

Distribution to shareholders
From net investment income
Class A	(392)	(9,321)	(351)	-	(1,039)	-	-
Class B	(1)	(20)	(2)	-	(1)	-	-
From net realized gains on
investment transactions
Class A	(1,904)	(1,703)	(23)	-	(13,462)	-	-
Class B	(5)	(3)	-	-	(27)	-	-
Total distributions to shareholders	(2,302)	(11,047)	(376)	-	(14,529)	-	-

Share transactions¹
Proceeds from the sale of shares
Class A	47,764	2,482,276	101,035	50,419	280,515	340,586	18,559
Class B	80	4,227	362	-	414	-	-
Proceeds in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	2,296	11,024	374	-	14,501	-	-
Class B	6	23	2	-	28	-	-
Cost of shares redeemed
Class A	(45,459)	(423,459)	(13,890)	(29,874)	(199,980)	(263,171)	(1,306)
Class B	(37)	(716)	(4)	-	(141)	-	-
Net increase (decrease) in net assets
from share transactions	4,650	2,073,375	87,879	20,545	95,337	77,415	17,253

Net increase (decrease) in net assets	7,228	2,479,557	94,597	23,227	119,171	108,181	17,705

Net assets beginning of period	79,412	1,266,731	-	42,139	182,062	694,829	-

Net assets end of period	$ 86,640	$ 3,746,288	$ 94,597	$ 65,366	$ 301,233	$ 803,010	$ 17,705

Undistributed (excess of distributions over)
net investment income	$ 586	$ 44,003	$ 4	$ -	$ 2,118	$ -	$ -

¹Share transactions
Shares sold
Class A	3,787	188,409	10,066	4,747	9,870	22,039	1,849
Class B	7	323	35	-	15	-	-
Shares issued in connection with acquisition
Class A	-	-	-	-	-	-	-
Class B	-	-	-	-	-	-	-
Reinvestment of distributions
Class A	178	773	35	-	497	-	-
Class B	-	2	-	-	1	-	-
Shares redeemed
Class A	(3,619)	(32,478)	(1,366)	(2,859)	(7,210)	(17,143)	(130)
Class B	(3)	(54)	-	-	(5)	-	-
Net increase (decrease)
Class A	346	156,704	8,735	1,888	3,157	4,896	1,719

Class B	4	271	35	-	11	-	-
Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 22,622	$ 2,821,157	$ 87,276	$ 68,591	$ 181,015	$ 594,682	$ 16,980
Proceeds from sales of securities	17,714	754,910	1,045	47,619	94,073	515,159	165

(a) Period from May 1, 2006 (commencement of operations)

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (Unaudited)
Statements of Changes in Net Assets (in thousands)
For the Year Ended December 31, 2006
	JNL Variable Fund LLC

	JNL/Mellon	JNL/Mellon	JNL/Mellon	JNL/Mellon
	Capital	Capital	Capital	Capital
	Management	Management	Management	Management
	Select Small-	Technology	VIP	Value Line® 25
Operations	Cap Fund	Sector Fund	Fund	Fund
Net investment income (loss)	$ (2,548)	$ (46)	$ 3,036	$ (1,001)
Net realized gain on:
Investments	67,981	1,391	11,554	44,052
Foreign currency related items	-	-	37	-
Net change in unrealized appreciation or
depreciation on:
Investments	(7,724)	2,736	27,597	(48,250)
Foreign currency related items	-	-	3	-
Net increase (decrease) in net assets
from operations	57,709	4,081	42,227	(5,199)

Distribution to shareholders
From net investment income
Class A	-	-	(906)	-
Class B	-	-	(3)	-
From net realized gains on
investment transactions
Class A	-	(152)	(917)	-
Class B	-	-	(3)	-
Total distributions to shareholders	-	(152)	(1,829)	-

Share transactions¹
Proceeds from the sale of shares
Class A	256,908	42,878	227,515	631,472
Class B	128	35	840	-
Proceeds in connection with acquisition
Class A	20,093	-	-	-
Class B	-	-	-	-
Reinvestment of distributions
Class A	-	152	1,823	-
Class B	-	-	6	-
Cost of shares redeemed
Class A	(159,456)	(31,311)	(74,580)	(255,593)
Class B	-	(22)	(406)	-
Net increase (decrease) in net assets
from share transactions	117,673	11,732	155,198	375,879

Net increase (decrease) in net assets	175,382	15,661	195,596	370,680

Net assets beginning of period	546,818	47,343	235,948	451,861

Net assets end of period	$ 722,200	$ 63,004	$ 431,544	$ 822,541

Undistributed (excess of distributions over)
net investment income (loss)	$ 34	$ -	$ 3,075	$ -

¹Share transactions
Shares sold
Class A	11,448	6,552	18,170	40,690
Class B	6	5	68	-
Shares issued in connection with acquisition
Class A	843	-	-	-
Class B	-	-	-	-
Reinvestment of distributions
Class A	-	22	134	-
Class B	-	-	-	-
Shares redeemed
Class A	(7,104)	(4,911)	(5,946)	(16,667)
Class B	-	(3)	(32)	-
Net increase (decrease)
Class A	5,187	1,663	12,358	24,023
Class B	6	2	36	-

Purchases and sales of investment
securities (excluding short-term
securities):
Purchases of securities	$ 676,337	$ 30,937	$ 335,084	$ 748,054
Proceeds from sales of securities	575,466	18,715	175,654	360,341

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds (unaudited)
Financial Highlights

		Increase (Decrease) from				Distributions from						Ratio of Net
	Net Asset	Investment Operations (d)				Net Realized		Supplemental Data			Ratio of	Investment
	Value,	Net	Net Realized	Total from	Distributions from	Gains on	Net Asset		Net Assets,		Expenses to	Income (Loss)
Period	Beginning	Investment	& Unrealized	Investment	Net Investment	Investment	Value, End	Total	End of Period	Portfolio	Average Net	to Average
Ended	of Period	Income (Loss)	Gains (Losses)	Operations	Income	Transactions	of Period	Return (b)	(in thousands)	Turnover	Assets (c)	Net Assets (c)
JNL/Mellon Capital Management 25 Fund

Class A
06/30/2007	$14.13	$0.14	$0.81	$0.95	$ -	$ -	$15.08	6.72%	$788,515	56%	0.64%	1.89%
12/31/2006	12.59	0.26	1.28	1.54	-	-	14.13	12.23	732,813	53	0.65	1.93
12/31/2005	12.97	0.21	(0.59)	(0.38)	-	-	12.59	(2.93)	547,809	68	0.65	2.25
12/31/2004	10.64	0.02	2.31	2.33	-	-	12.97	21.90	411,674	42	0.67	1.74
12/31/2003	8.01	0.12	2.51	2.63	-	-	10.64	32.83	164,658	33	0.81	4.11
12/31/2002	9.07	(0.10)	(0.96)	(1.06)	-	-	8.01	(11.69)	37,479	36	0.82	2.05

Class B
06/30/2007	14.14	0.15	0.82	0.97	-	-	15.11	6.86	408	56	0.44	2.12
05/01(a) - 12/31/2006	13.41	0.19	0.54	0.73	-	-	14.14	5.44	340	53	0.45	2.12

JNL/Mellon Capital Management Communications Sector Fund

Class A
06/30/2007	5.88	0.07	0.80	0.87	-	-	6.75	14.80	103,037	7	0.72	2.19
12/31/2006	4.44	0.12	1.48	1.60	(0.06)	(0.10)	5.88	36.12	55,926	117	0.75	2.18
12/31/2005	4.93	0.21	(0.16)	0.05	(0.11)	(0.43)	4.44	0.96	13,529	56	0.73	3.71
12/31/2004	4.19	0.09	0.65	0.74	-	-	4.93	17.67	17,306	48	0.74	2.33
12/31/2003	3.15	0.02	1.02	1.04	-	-	4.19	33.02	8,244	149	0.91	0.46
12/31/2002	5.79	0.01	(2.65)	(2.64)	-	-	3.15	(45.60)	6,104	51	0.89	0.15

Class B
06/30/2007	5.79	0.07	0.79	0.86	-	-	6.65	14.85	221	7	0.53	2.39
12/31/2006	4.40	0.12	1.49	1.61	(0.12)	(0.10)	5.79	36.68	178	117	0.55	2.32
12/31/2005	4.88	0.22	(0.16)	0.06	(0.11)	(0.43)	4.40	1.18	114	56	0.53	4.35
03/05(a)-12/31/2004	4.65	0.06	0.23	0.29	(0.06)	-	4.88	6.29	7	48	0.50	2.78

JNL/Mellon Capital Management Consumer Brands Sector Fund

Class A
06/30/2007	12.54	0.01	0.50	0.51	-	-	13.05	4.07	23,808	52	0.75	0.14
12/31/2006	11.22	0.05	1.46	1.51	(0.01)	(0.18)	12.54	13.44	23,575	23	0.75	0.42
12/31/2005	11.79	0.01	(0.29)	(0.28)	(0.01)	(0.28)	11.22	(2.41)	18,615	16	0.73	0.11
12/31/2004	10.71	0.02	1.06	1.08	-	-	11.79	10.08	15,128	47	0.74	0.14
12/31/2003	8.86	0.08	1.77	1.85	-	-	10.71	20.88	10,764	168	0.91	0.72
12/31/2002	9.42	0.02	(0.58)	(0.56)	-	-	8.86	(5.94)	9,466	29	0.89	0.39

Class B
06/30/2007	12.61	0.02	0.50	0.52	-	-	13.13	4.12	125	52	0.55	0.36
12/31/2006	11.27	0.07	1.48	1.55	(0.03)	(0.18)	12.61	13.71	120	23	0.55	0.62
12/31/2005	11.81	0.04	(0.29)	(0.25)	(0.01)	(0.28)	11.27	(2.15)	104	16	0.52	0.32
03/05(a)-12/31/2004	11.14	0.03	0.64	0.67	-	-	11.81	6.01	5	47	0.51	0.48

JNL/Mellon Capital Management DowSM 10 Fund

Class A

06/30/2007	12.71	0.19	0.92	1.11	-	-	13.82	8.73	911,429	8	0.66	2.90
12/31/2006	9.81	0.38	2.52	2.90	-	-	12.71	29.56	847,894	8	0.67	3.41
12/31/2005	10.40	0.20	(0.79)	(0.59)	-	-	9.81	(5.67)	547,056	23	0.68	3.60
12/31/2004	10.11	0.09	0.20	0.29	-	-	10.40	2.87	429,834	27	0.67	3.17
12/31/2003	8.04	0.03	2.04	2.07	-	-	10.11	25.75	229,090	25	0.81	3.10
12/31/2002	8.92	0.01	(0.89)	(0.88)	-	-	8.04	(9.87)	80,821	22	0.83	2.92

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

JNL/Mellon Capital Management DowSM Dividend Fund
Class A
06/30/2007	$11.99	$0.18	$0.14	$0.32	$ -	$ -	$12.31	2.67	$392,298	59%	0.67%	2.95%
01/17(a) -12/31/2006	10.00	0.29	1.70	1.99	-	-	11.99	19.90	278,522	5	0.70	2.74

JNL/Mellon Capital Management Financial Sector Fund

Class A
06/30/2007	16.02	0.15	(0.28)	(0.13)	-	-	15.89	(0.81)	65,960	17	0.73	1.83
12/31/2006	13.71	0.29	2.27	2.56	(0.15)	(0.10)	16.02	18.68	68,536	27	0.75	1.99
12/31/2005	13.12	0.20	0.60	0.80	(0.15)	(0.06)	13.71	6.11	38,586	13	0.73	2.10
12/31/2004	11.57	0.19	1.37	1.56	(0.01)	-	13.12	13.48	29,318	5	0.74	1.88
12/31/2003	8.68	0.11	2.78	2.89	-	-	11.57	33.30	17,965	162	0.91	1.06
12/31/2002	10.10	0.07	(1.49)	(1.42)	-	-	8.68	(14.06)	14,184	25	0.89	0.70

Class B
06/30/2007	15.93	0.16	(0.28)	(0.12)	-	-	15.81	(0.75)	225	17	0.53	2.02
12/31/2006	13.62	0.32	2.27	2.59	(0.18)	(0.10)	15.93	18.99	187	27	0.55	2.18
12/31/2005	13.01	0.22	0.60	0.82	(0.15)	(0.06)	13.62	6.32	150	13	0.52	2.26
03/05(a)-12/31/2004	12.50	0.15	0.50	0.65	(0.14)	-	13.01	5.21	12	5	0.52	2.24

JNL/Mellon Capital Management Global 15 Fund

Class A
06/30/2007	19.70	0.39	2.69	3.08	-	-	22.78	15.63	1,326,348	34	0.69	3.73
12/31/2006	14.06	0.64	5.00	5.64	-	-	19.70	40.11	1,121,001	36	0.70	3.87
12/31/2005	12.76	0.26	1.04	1.30	-	-	14.06	10.19	639,672	41	0.71	3.40
12/31/2004	9.96	0.13	2.67	2.80	-	-	12.76	28.11	395,405	16	0.72	3.24
12/31/2003	7.48	(0.22)	2.70	2.48	-	-	9.96	33.16	141,388	29	0.86	3.44
12/31/2002	8.68	(0.39)	(0.81)	(1.20)	-	-	7.48	(13.82)	30,501	20	0.88	3.59

JNL/Mellon Capital Management Healthcare Sector Fund

Class A
06/30/2007	12.89	0.09	0.63	0.72	-	-	13.61	5.59	103,956	14	0.72	1.40
12/31/2006	12.47	0.09	0.68	0.77	(0.06)	(0.29)	12.89	6.19	86,404	22	0.73	0.74
12/31/2005	11.67	0.04	0.85	0.89	(0.03)	(0.06)	12.47	7.61	79,231	20	0.72	0.64
12/31/2004	11.28	0.05	0.34	0.39	-	-	11.67	3.46	48,625	7	0.74	0.58
12/31/2003	8.79	(0.03)	2.52	2.49	-	-	11.28	28.33	23,634	145	0.91	0.27
12/31/2002	12.67	(0.03)	(3.85)	(3.88)	-	-	8.79	(30.62)	18,280	44	0.89	(0.28)

Class B
06/30/2007	12.91	0.11	0.62	0.73	-	-	13.64	5.65	275	14	0.52	1.60
12/31/2006	12.46	0.12	0.68	0.80	(0.06)	(0.29)	12.91	6.45	236	22	0.53	0.94
12/31/2005	11.64	0.07	0.84	0.91	(0.03)	(0.06)	12.46	7.80	181	20	0.51	0.82
03/05(a)-12/31/2004	11.89	0.05	(0.25)	(0.20)	(0.05)	-	11.64	(1.71)	29	7	0.53	0.81

JNL/Mellon Capital Management JNL 5 Fund

Class A
06/30/2007	14.31	0.15	1.01	1.16	-	-	15.47	8.11	5,275,958	44	0.64	1.99
12/31/2006	12.08	0.25	2.03	2.28	(0.04)	(0.01)	14.31	18.82	3,739,161	32	0.64	1.87
12/31/2005	10.91	0.09	1.08	1.17	-	-	12.08	10.75	1,264,000	13	0.65	1.69
10/04(a)-12/31/2004	10.00	0.03	0.91	0.94	(0.03)	-	10.91	9.37	87,331	9	0.72	2.44

Class B
06/30/2007	14.35	0.16	1.02	1.18	-	-	15.53	8.22	9,531	44	0.44	2.17
12/31/2006	12.10	0.28	2.02	2.30	(0.04)	(0.01)	14.35	18.99	7,127	32	0.44	2.08
12/31/2005	10.91	0.11	1.08	1.19	-	-	12.10	10.93	2,731	13	0.45	1.85

10/04(a)-12/31/2004	10.00	0.04	0.90	0.94	(0.03)	-	10.91	9.44	240	9	0.51	2.20

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

JNL/Mellon Capital Management JNL Optimized 5 Fund

Class A
06/30/2007	$10.79	$0.11	$0.84	$0.95	$ -	$ -		$ 11.74	8.80%	$161,516	50%	0.73%	1.93%
05/01(a) - 12/31/2006	10.00	0.08	0.75	0.83	(0.04)	0.00	(e)	10.79	8.34	94,219	2	0.76	1.19

Class B
06/30/2007	10.79	0.11	0.86	0.97	-	-		11.76	8.99	467	50	0.53	2.08
05/01(a) - 12/31/2006	10.00	0.11	0.73	0.84	(0.05)	0.00	(e)	10.79	8.46	378	2	0.55	1.58

JNL/Mellon Capital Management NYSE® International 25 Fund

Class A
04/30(a) - 06/30/2007	10.00	0.05	0.44	0.49	-	-		10.49	4.90	17,175	-	0.81	3.12

Class B
04/30(a) - 06/30/2007	10.00	0.07	0.42	0.49	-	-		10.49	4.90	129	-	0.60	3.98

JNL/Mellon Capital Management Nasdaq 15® Fund

Class A
06/30/2007	11.26	(0.02)	0.81	0.79	-	-		12.05	7.02	71,974	105	0.75	(0.29)
12/31/2006	10.76	(0.07)	0.57	0.50	-	-		11.26	4.65	65,366	91	0.76	(0.67)
12/31/2005	10.87	-	(0.11)	(0.11)	-	-		10.76	(1.01)	42,139	38	0.76	(0.10)
10/04(a)-12/31/2004	10.00	-	0.87	0.87	-	-		10.87	8.70	9,087	59	0.76	(0.24)

JNL/Mellon Capital Management Oil & Gas Sector Fund

Class A
06/30/2007	28.99	0.12	5.33	5.45	-	-		34.44	18.80	431,389	14	0.67	0.80
12/31/2006	25.21	0.23	5.02	5.25	(0.11)	(1.36)		28.99	20.79	300,626	37	0.68	0.83
12/31/2005	18.84	0.09	6.84	6.93	(0.04)	(0.52)		25.21	36.79	181,807	34	0.68	0.82
12/31/2004	14.13	0.09	4.62	4.71	-	-		18.84	33.33	60,910	44	0.73	0.90
12/31/2003	10.72	0.08	3.33	3.41	-	-		14.13	31.81	9,136	141	0.91	0.65
12/31/2002	11.11	0.05	(0.44)	(0.39)	-	-		10.72	(3.51)	7,408	53	0.89	0.42

Class B
06/30/2007	29.21	0.16	5.37	5.53	-	-		34.74	18.93	842	14	0.47	1.01
12/31/2006	25.31	0.28	5.05	5.33	(0.07)	(1.36)		29.21	21.05	607	37	0.49	0.98
12/31/2005	18.88	0.15	6.84	6.99	(0.04)	(0.52)		25.31	37.03	255	34	0.48	1.03
03/05(a)-12/31/2004	15.40	0.13	3.35	3.48	-	-		18.88	22.60	7	44	0.51	1.16

JNL/Mellon Capital Management S&P® 10 Fund

Class A
06/30/2007	15.50	0.06	0.92	0.98	-	-		16.48	6.32	877,346	95	0.65	0.82
12/31/2006	14.81	0.04	0.65	0.69	-	-		15.50	4.66	803,010	68	0.65	0.24
12/31/2005	10.79	(0.03)	4.05	4.02	-	-		14.81	37.26	694,829	67	0.66	(0.03)
12/31/2004	9.17	0.04	1.58	1.62	-	-		10.79	17.67	361,518	62	0.67	0.83
12/31/2003	7.71	0.02	1.44	1.46	-	-		9.17	18.94	155,143	49	0.81	0.69
12/31/2002	9.41	-	(1.70)	(1.70)	-	-		7.71	(18.07)	41,209	69	0.83	0.29

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.
(e) Distributions of $0.00 represent amounts less than $0.005.

JNL/Mellon Capital Management S&P® 24 Fund

Class A
06/30/2007	$10.30	$0.05	$0.36	$0.41	$ -	$ -	$10.71	3.98%	$18,176	99%	0.74%	1.02%
05/01(a) - 12/31/2006	10.00	0.03	0.27	0.30	-	-	10.30	3.00	17,705	2	0.74	0.40

JNL/Mellon Capital Management S&P® SMid 60 Fund

Class A
04/30(a) - 06/30/2007	10.00	0.02	0.08	0.10	-	-	10.10	1.00	18,237	44	0.72	1.38

Class B
04/30(a) - 06/30/2007	10.00	0.03	0.07	0.10	-	-	10.10	1.00	101	44	0.51	1.79

JNL/Mellon Capital Management Select Small-Cap Fund

Class A
06/30/2007	23.79	0.01	0.60	0.61	-	-	24.40	2.56	753,950	85	0.64	0.11
12/31/2006	21.73	(0.09)	2.15	2.06	-	-	23.79	9.48	722,069	91	0.65	(0.40)
12/31/2005	19.95	(0.06)	1.84	1.78	-	-	21.73	8.92	546,818	72	0.65	0.32
12/31/2004	17.72	-	2.23	2.23	-	-	19.95	12.58	356,230	74	0.67	0.03
12/31/2003	11.97	(0.05)	5.80	5.75	-	-	17.72	48.04	170,156	39	0.81	(0.12)
12/31/2002	14.54	0.11	(2.68)	(2.57)	-	-	11.97	(17.68)	38,583	63	0.83	1.02

Class B
06/30/2007	23.81	0.04	0.59	0.63	-	-	24.44	2.65	168	85	0.45	0.34
05/01(a) - 12/31/2006	24.18	(0.03)	(0.34)	(0.37)	-	-	23.81	(1.53)	131	91	0.45	(0.19)

JNL/Mellon Capital Management Technology Sector Fund

Class A
06/30/2007	6.84	-	0.61	0.61	-	-	7.45	8.92	66,516	29	0.74	(0.03)
12/31/2006	6.27	(0.01)	0.60	0.59	-	(0.02)	6.84	9.36	62,827	39	0.75	(0.10)
12/31/2005	6.20	(0.02)	0.17	0.15	(0.06)	(0.02)	6.27	2.43	47,194	30	0.73	(0.15)
12/31/2004	6.13	0.08	(0.01)	0.07	-	-	6.20	1.14	37,014	8	0.74	1.81
12/31/2003	4.22	(0.04)	1.95	1.91	-	-	6.13	45.26	20,434	156	0.91	(0.65)
12/31/2002	6.72	(0.03)	(2.47)	(2.50)	-	-	4.22	(37.20)	14,515	32	0.89	(0.80)

Class B
06/30/2007	6.88	0.01	0.61	0.62	-	-	7.50	9.01	204	29	0.54	0.17
12/31/2006	6.30	0.01	0.59	0.60	-	(0.02)	6.88	9.47	177	39	0.55	0.10
12/31/2005	6.22	(0.10)	0.26	0.16	(0.06)	(0.02)	6.30	2.58	149	30	0.52	0.06
03/05(a) -12/31/2004	6.17	0.12	(0.07)	0.05	-	-	6.22	0.81	16	8	0.52	3.96

JNL/Mellon Capital Management VIP Fund

Class A
06/30/2007	13.56	0.09	0.85	0.94	-	-	14.50	6.93	486,873	74	0.69	1.30
12/31/2006	12.15	0.12	1.35	1.47	(0.03)	(0.03)	13.56	12.08	430,362	53	0.69	0.92
12/31/2005	11.10	0.05	1.04	1.09	-	(0.04)	12.15	9.78	235,320	20	0.71	0.75
10/04(a)-12/31/2004	10.00	0.02	1.10	1.12	(0.02)	-	11.10	11.17	22,124	56	0.76	1.26

Class B
06/30/2007	13.61	0.10	0.86	0.96	-	-	14.57	7.05	1,218	74	0.49	1.48
12/31/2006	12.17	0.14	1.36	1.50	(0.03)	(0.03)	13.61	12.34	1,182	53	0.49	1.12
12/31/2005	11.09	0.08	1.04	1.12	-	(0.04)	12.17	10.06	628	20	0.51	0.94
10/04(a)-12/31/2004	10.00	0.03	1.08	1.11	(0.02)	-	11.09	11.13	111	56	0.55	1.10

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

JNL/Mellon Capital Management Value Line® 25 Fund

Class A
06/30/2007	$15.70	$(0.05)	$1.18	$1.13	$ -	$ -	$16.83	7.20%	$882,512	96%	0.79%	(0.63)%
12/31/2006	15.92	(0.02)	(0.20)	(0.22)	-	-	15.70	(1.38)	822,541	55	0.79	(0.15)
12/31/2005	11.47	-	4.45	4.45	-	-	15.92	38.80	451,861	18	0.81	(0.11)
10/04(a)-12/31/2004	10.00	(0.01)	1.48	1.47	-	-	11.47	14.70	33,055	21	0.87	(0.52)

JNL/Mellon Capital Management DowSM Dividend Fund (NY)

Class A
06/30/2007	12.01	0.18	0.13	0.31	-	-	12.32	2.58	24,359	62	0.75	2.90
01/17(a)-12/31/2006	10.00	0.29	1.72	2.01	-	-	12.01	20.10	15,797	44	0.75	2.81

JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)

Class A
06/30/2007	11.27	(0.02)	0.81	0.79	-	-	12.06	7.01	3,942	90	0.77	(0.28)
12/31/2006	10.78	(0.07)	0.56	0.49	-	-	11.27	4.55	2,783	75	0.77	(0.67)
12/31/2005	10.88	(0.02)	(0.08)	(0.10)	-	-	10.78	(0.92)	1,522	126	0.76	(0.15)
10/04(a)-12/31/2004	10.00	(0.01)	0.89	0.88	-	-	10.88	8.80	1,211	-	0.76	(0.32)

JNL/Mellon Capital Management S&P® 24 Fund (NY)

Class A
06/30/2007	10.31	0.05	0.33	0.38	-	-	10.69	3.69	1,409	92	0.74	0.98
05/01(a)-12/31/2006	10.00	0.02	0.29	0.31	-	-	10.31	3.10	1,404	-	0.75	0.29

JNL/Mellon Capital Management Value Line® 25 Fund (NY)

Class A
06/30/2007	15.62	(0.05)	1.18	1.13	-	-	16.75	7.23	38,368	110	0.88	(0.72)
12/31/2006	15.86	(0.04)	(0.20)	(0.24)	-	-	15.62	(1.51)	55,831	67	0.87	(0.23)
12/31/2005	11.41	(0.02)	4.47	4.45	-	-	15.86	39.00	37,389	67	0.87	(0.25)
10/04(a)-12/31/2004	10.00	(0.01)	1.42	1.41	-	-	11.41	14.10	13,946	28	0.87	(0.60)

(a) Commencement of operations.

(b) Total Return assumes reinvestment of all distributions for the respective period. Total Return is not annualized for periods less than one year and does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.
(c) Annualized for periods less than one year.
(d) Calculated using the average shares method for periods ended after December 31, 2005.

The accompanying notes are an integral part of these Financial Statements.

JNL Variable Funds

Notes to the Financial Statements

NOTE 1. ORGANIZATION

The JNL Variable Fund LLC and the JNLNY Variable Fund I LLC (each a “Fund”, and collectively, “Funds") are limited liability companies organized under the laws of Delaware, by Operating Agreements dated February 11, 1999 as amended December 13, 2001. The JNL Variable Funds are registered with the U.S. Securities and Exchange Commission as non-diversified funds under the Investment Company Act of 1940, as amended. The JNL Variable Fund LLC includes the following twenty (20) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management DowSM 10 Fund, JNL/Mellon Capital Management DowSM Dividend Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Global 15 Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Nasdaq® 15 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P® 10 Fund, JNL/Mellon Capital Management S&P® 24 Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, JNL/Mellon Capital Management VIP Fund, and JNL/Mellon Capital Management Value Line® 25 Fund. The JNLNY Variable Fund I LLC includes the following four (4) separate Funds, each subadvised by Mellon Capital Management Corp.: JNL/Mellon Capital Management DowSM Dividend Fund (NY), JNL/Mellon Capital Management Nasdaq® 15 Fund (NY), JNL/Mellon Capital Management S&P® 24 Fund (NY), and JNL/Mellon Capital Management Value Line® 25 Fund (NY).

The JNL/Mellon Capital Management 25 Fund, JNL/Mellon Capital Management Communications Sector Fund, JNL/Mellon Capital Management Consumer Brands Sector Fund, JNL/Mellon Capital Management Financial Sector Fund, JNL/Mellon Capital Management Healthcare Sector Fund, JNL/Mellon Capital Management JNL 5 Fund, JNL/Mellon Capital Management JNL Optimized 5 Fund, JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management Oil & Gas Sector Fund, JNL/Mellon Capital Management S&P® SMid 60 Fund, JNL/Mellon Capital Management Select Small-Cap Fund, JNL/Mellon Capital Management Technology Sector Fund, and JNL/Mellon Capital Management VIP Fund are regulated investment companies (“RIC Funds”) and offer Class A and Class B shares. The two classes differ principally in applicable 12b-1 fees. Shareholders bear the common expenses of each Fund and earn income and realized gains/losses from each Fund pro rata based on the average daily net assets of each class, without discrimination between share classes. No class has preferential dividend rights.

Effective April 27, 2007, the JNL/Mellon Capital Management JNL 5 Fund acquired: the JNL/Mellon Capital Management DowSM 10 Fund (NY); the JNL/Mellon Capital Management Global 15 Fund (NY); and the JNL/Mellon Capital Management S&P® 10 Fund (NY). See Note 5 for additional information regarding this acquisition.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson"), serves as investment adviser ("Adviser") to each of the Funds. Shares are presently offered to Jackson or Jackson National Life Insurance Company of New York and their separate accounts to fund the benefits of variable annuity and variable life policies. Shares are also sold to qualified retirement plans and the JNL/S&P Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications – Under the Funds’ organizational documents, its officers and Managers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Security Valuation – The net asset value shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading. Bonds are generally valued on the basis of prices furnished by approved pricing services or based on quotations provided by reputable broker-dealers. Stocks and investment funds traded on an exchange are generally valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in absence of a sale. Investments in mutual funds and the securities lending collateral investment are generally valued at the net asset value per share determined as of the close of the NYSE on the valuation date. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Stocks not listed on a national or foreign stock exchange are generally valued at the closing bid price on the over-the-counter market.

Pursuant to procedures adopted by the Board of Managers (“Board”) of the Funds, the Funds may utilize international Fair Value Pricing (“FVP”). FVP determinations are made in good faith in accordance with these procedures. If a development or event is so significant that there is a reasonably high degree of certainty that the effect of the development or event has caused the closing price to no longer reflect the actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE. Significant events include material movements in the U.S. securities markets prior to the opening of foreign markets on the following day, as well as company specific or geography specific developments. FVP results in an estimated price that reasonably reflects the current market conditions in order to value the fund holdings, such that shareholder transactions receive a fair net asset value.

A security for which no quotations are readily available or a quotation is not reflective of the value of such security shall be “fair valued” pursuant to the Board approved procedures. In general, the “fair value” of a security shall be the amount the owner of such security might reasonably expect to receive upon its current sale.

Security Transactions and Investment Income - Security transactions are recorded on the trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date. Interest income is accrued daily. Realized gains and losses are determined on the specific identification basis.

Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.

JNL Variable Funds

Notes to the Financial Statements (continued)

Foreign Currency Translations - The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars generally using exchange rates in effect as of 4:00 P.M. Eastern Time. Purchases and sales of investment securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities. Such fluctuations are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments, respectively. Net realized gains and losses on foreign currency related items are considered ordinary income for tax purposes and arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net change in unrealized appreciation or depreciation on foreign currency related items arises from changes in the fair value of assets and liabilities, other than investments in securities, at period end resulting from changes in exchange rates.

Forward Foreign Currency Contracts - A Fund may enter into forward foreign currency contracts, generally to hedge foreign currency exposure between trade date and settlement date on security purchases and sales or to minimize foreign currency risk on portfolio securities denominated in foreign currencies. All contracts are marked-to-market daily based on the forward currency exchange rate. The change in market value is recorded as a receivable or payable from forward currency contracts. When a contract is closed, the difference between the value of the contract at the time it was opened and the value at the time it was closed is recorded as net realized gain (loss) on foreign currency related items.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of a Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the receivable or payable related to foreign currency contracts reflected in the Statements of Assets and Liabilities. Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract.

Securities Loaned - The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Funds receive a fee equal to a percentage of the net income generated by the collateral held during each lending transaction. The custodian is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund (a pooled investment fund approved by the Adviser). In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period. The Funds bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

Distributions to Shareholders – “Registered Investment Companies” (“RICs”), pursuant to the Internal Revenue Code of 1986, as amended, must generally declare and pay dividends from net investment income annually, but may do so more frequently to avoid excise tax. Certain of the Funds are RICs and will make the appropriate distributions. Distributions of net realized capital gains, if any, will be distributed at least annually. For all other Funds, no distributions of net investment income or realized capital gains are required; therefore, undistributed net investment income/(accumulated loss) and accumulated net realized gain/loss are reclassed to paid-in capital on a semi-annual basis.

NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

Each Fund has an investment advisory agreement with JNAM, whereby, JNAM provides investment management and transfer agency services. Each Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of each Fund. A portion of this fee is paid to Mellon Capital Management Corp. as compensation for their sub-advisory services.

The following is a schedule of the fees each Fund is currently obligated to pay JNAM:

Assets Annual Rate
$0 to $50 million	0.37%
$50 million to $100 million	0.31
$100 million to $750 million	0.28
Over $750 million	0.27

Administrative Fee – JNAM also serves as the “Administrator” to the Funds. In addition to the investment advisory fee, each Fund pays JNAM an annual Administrative Fee, accrued daily and payable monthly, of 0.15% of the average daily net assets of each Fund, except for the JNL/Mellon Capital Management Global 15 Fund and the JNL/Mellon Capital Management NYSE® International 25 Fund, which each pay JNAM an annual Administrative Fee of 0.20% of the average daily net assets.

In return for the fee, JNAM provides or procures all necessary administrative functions and services for the operations of each Fund. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, transfer agency, custody, printing and mailing, a portion of the Chief Compliance Officer costs, and all other services necessary for the operation of the Funds and each separate Fund. Each Fund is responsible for trading expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, licensing costs, Managers, and officers insurance, the fees and expenses of the disinterested Managers and independent legal counsel to the disinterested Managers, and a portion of the cost associated with the Chief Compliance Officer.

12b-1 Fee - The Funds have adopted a Distribution Plan under the provisions of Rule 12b-1 of the 1940 Act for the purpose of reimbursement of certain distribution and related service expenses from the sale and distribution of each Fund's Class A shares (through the sale of variable insurance products funded by the JNL Variable Funds). Jackson National Life Distributors LLC ("JNLD") is the principal underwriter of the Funds, with responsibility for promoting sales of their shares. JNLD also is the principal underwriter of the variable insurance products issued by Jackson and its subsidiaries. JNLD is a wholly-owned subsidiary of Jackson and is an affiliate of JNAM. The maximum 12b-1 fee allowed is 0.20% of the average daily net assets attributable to the Class A shares. Amounts charged pursuant to the Distribution Plan are reflected in the Statements of Operations as "12b-1 fees (Class A)."

JNL Variable Funds

Notes to the Financial Statements (continued)

Deferred Compensation Plan – Effective January 1, 2007, the Funds adopted a Deferred Compensation Plan whereby non-interested Trustees may defer the receipt of all or a portion of their compensation. These deferred amounts, which remain as liabilities of the Funds, shall be treated as if invested and reinvested in shares of one or more other funds offered by the Advisor at the discretion of the applicable Trustee. These amounts represent general, unsecured liabilities of the Funds and vary according to the total returns of the selected funds. Prior to January 1, 2007, Trustees were able to defer the receipt of their compensation. Deferred amounts under this plan are credited at a rate of return of 5%. Liabilities related to deferred balances are included in the Trustee fees payable in the Statements of Assets and Liabilities. Expenses associated with deferred balances are included in the Trustee fees set forth in the Statements of Operations.

Investments in affiliates - During the period ended June 30, 2007, certain Funds invested in a money market fund for temporary purposes, which is managed by JNAM. Certain Funds participating in securities lending receive cash collateral, which is invested by the custodian in the Mellon GSL Delaware Business Trust Collateral Fund which is also considered an affiliate of the Funds. The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. The total market value and cost of such affiliated investments is disclosed separately in the Statements of Assets and Liabilities, and the associated income is disclosed separately in the Statements of Operations.

NOTE 4. FEDERAL INCOME TAX MATTERS

Federal Income Taxes - The JNL Variable Fund LLC (except for the RIC Funds), and the JNLNY Variable Fund I LLC are limited liability companies with each of their interests owned by a single interest: Jackson National Separate Account-I and JNLNY Separate Account-I, respectively. Accordingly, the Funds (except for the RIC Funds) are not considered separate entities for income tax purposes, and therefore, are taxed as part of the operations of Jackson or Jackson National Life Insurance Company of New York and are not taxed separately. Effective May 1, 2006, JNL/Mellon Capital Management 25 Fund and JNL/Mellon Capital Management Select Small-Cap Fund elected to be taxed as a corporation. The policy of each RIC Fund is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute income in amounts that will avoid federal income or excise taxes. The RIC Funds periodically make reclassifications among certain capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. Under current tax law, interest and dividend income and capital gains of the JNL Variable Funds are not currently taxable when left to accumulate within a variable annuity contract.

The following represents capital and/or currency losses (in thousands) realized after October 31, 2006, which were deferred for tax purposes to the first day of the following fiscal year:

Amount
JNL/Mellon Capital Management Communications Sector Fund	$153
JNL/Mellon Capital Management VIP Fund	447

Permanent differences between book and tax basis reporting for the 2006 fiscal year have been identified and appropriately reclassified as indicated below (in thousands). To the extent there are differences between book basis and federal tax basis which are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification. Permanent differences may include but are not limited to: foreign currency reclassifications; reclassifications on the sale of PFIC or REIT securities; net operating losses; and distribution adjustments. These reclassifications have no impact on net assets.

	Net Increase (Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized	Paid- in
	Income	Gain/Loss	Capital
JNL/Mellon Capital Management Financial Sector Fund	$(46)	$46	$-
JNL/Mellon Capital Management JNL 5 Fund	240	(240)	-
JNL/Mellon Capital Management JNL Optimized 5 Fund	8	(8)	-
JNL/Mellon Capital Management Select Small-Cap Fund	2,582	(2,582)	-
JNL/Mellon Capital Management Technology Sector Fund	46	(46)	-
JNL/Mellon Capital Management VIP Fund	36	(36)	-

As of June 30, 2007, the cost of investments and net unrealized appreciation/depreciation for income tax purposes for the RIC Funds are as follows:

	Tax	Gross	Gross	Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation/
	Investments	Appreciation	Depreciation	(Depreciation)
JNL/Mellon Capital Management 25 Fund	$793,520	$82,837	$(10,730)	$72,107
JNL/Mellon Capital Management Communications Sector Fund	107,297	15,402	(1,199)	14,203
JNL/Mellon Capital Management Consumer Brands Sector Fund	24,489	2,093	(1,076)	1,017
JNL/Mellon Capital Management Financial Sector Fund	71,159	6,953	(1,817)	5,136
JNL/Mellon Capital Management Healthcare Sector Fund	103,893	12,095	(6,235)	5,860
JNL/Mellon Capital Management JNL 5 Fund	5,580,937	700,919	(100,881)	600,038
JNL/Mellon Capital Management JNL Optimized 5 Fund	159,754	16,971	(2,360)	14,611
JNL/Mellon Capital Management NYSE® International 25 Fund	19,369	622	(317)	305

JNL Variable Funds

Notes to the Financial Statements (continued)

JNL/Mellon Capital Management Oil & Gas Sector Fund	399,270	85,535	(2,212)	83,323
JNL/Mellon Capital Management S&P® SMid 60 Fund	20,258	470	(742)	(272)
JNL/Mellon Capital Management Select Small-Cap Fund	877,531	107,495	(50,813)	56,682
JNL/Mellon Capital Management Technology Sector Fund	73,734	7,701	(2,552)	5,149
JNL/Mellon Capital Management VIP Fund	509,844	59,938	(11,219)	48,719

No distributions were paid during the period ended June 30, 2007. The tax character of the distributions paid during the period ended December 31, 2006, were as follows (in thousands):

	Ordinary	Long-term
	Income	Capital Gain

JNL/Mellon Capital Management Communications Sector Fund	$825	$629
JNL/Mellon Capital Management Consumer Brands Sector Fund	46	304
JNL/Mellon Capital Management Financial Sector Fund	685	364
JNL/Mellon Capital Management Healthcare Sector Fund	482	1,820
JNL/Mellon Capital Management JNL 5 Fund	10,571	476
JNL/Mellon Capital Management JNL Optimized 5 Fund	376	-
JNL/Mellon Capital Management Oil & Gas Sector Fund	3,292	11,237
JNL/Mellon Capital Management Technology Sector Fund	45	107
JNL/Mellon Capital Management VIP Fund	1,793	35

NOTE 5. FUND ACQUISITIONS

On April 27, 2007, the JNL/Mellon Capital Management JNL 5 Fund (“Acquiring Fund”) completed the following Fund acquisitions by a taxable exchange of Class A shares (in thousands) pursuant to a plan of reorganization approved by the Board of Managers on February 7, 2007:

		Shares of	Of Acquired Fund on Acquisition Date:
		Acquiring		Accumulated	Undistributed (excess of
	Merger	Fund Issued	Shares	Realized	Distribution over)
Acquired Fund	Tax Status	In Exchange	Outstanding	Gain/(Loss)	Net investment income

JNL/Mellon Capital Management Dow 10 Fund (NY)	Taxable	1,744	1,387	$ 5,466	$ 243
JNL/Mellon Capital Management Global 15 Fund (NY)	Taxable	3,109	1,748	11,132	261
JNL/Mellon Capital Management S&P 10 Fund (NY)	Taxable	1,833	1,355	3,227	37

The aggregate net assets (in thousands) of the Acquiring Fund was $4,659,283 immediately before the acquisition. The acquired Funds’ aggregate net assets (in thousands) immediately before the acquisition were as follows:

Acquired Fund	Net Assets

JNL/Mellon Capital Management Dow 10 Fund (NY)	$ 26,057
JNL/Mellon Capital Management Global 15 Fund (NY)	46,447
JNL/Mellon Capital Management S&P 10 Fund (NY)	27,379

NOTE 6. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The timeframe for the adoption of FIN 48 is required for the first financial statement reporting period for fiscal years beginning after December 15, 2006. FIN 48 requires that management evaluate the tax positions taken in returns that remain subject to examination by the Funds' major tax jurisdictions.  At June 30, 2007, returns subject to examination include those filed for the period ended December 31, 2004 and thereafter. Management completed an evaluation of the Fund’s tax positions for the applicable periods as of June 30, 2007. Based on that evaluation, management concluded that the adoption of FIN 48 does not materially effect the Fund’s financial statements.

JNL Variable Funds

Notes to the Financial Statements (continued)

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management is in the process of analyzing the impact of SFAS No. 157. The Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Disclosure of Fund Expenses (Unaudited)

Shareholders incur ongoing costs, which include costs for portfolio management, administrative services, 12b-1 fees (Class A shares) and other daily operating expenses. Operating expenses such as these are deducted from each Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio. The examples below use the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

Actual Fund Return. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses paid during this period.

Hypothetical 5% Return. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the U.S. Securities and Exchange Commission requires all mutual funds to make the 5% calculation.

	Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending		Expenses	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
	Value	Value	Expense	During	Value	Value	Expense	During
	12/31/2006	6/30/2007	Ratios	Period	12/31/2006	6/30/2007	Ratios	Period

JNL/Mellon Capital Management 25 Fund
Class A	$ 1,000.00	$1,067.20	0.64%	$ 3.28	$ 1,000.00	$1,011.89	0.64%	$ 3.19
Class B	1,000.00	1,068.60	0.44	2.26	1,000.00	1,015.92	0.44	2.20
JNL/Mellon Capital Management Communications Sector Fund
Class A	1,000.00	1,148.00	0.72	3.83	1,000.00	1,010.28	0.72	3.59
Class B	1,000.00	1,148.50	0.53	2.82	1,000.00	1,014.11	0.53	2.65
JNL/Mellon Capital Management Consumer Brands Sector Fund
Class A	1,000.00	1,040.70	0.75	3.79	1,000.00	1,009.67	0.75	3.74
Class B	1,000.00	1,041.20	0.55	2.78	1,000.00	1,013.70	0.55	2.75
JNL/Mellon Capital Management DowSM 10 Fund
Class A	1,000.00	1,087.30	0.66	3.42	1,000.00	1,011.49	0.66	3.29
JNL/Mellon Capital Management DowSM Dividend Fund
Class A	1,000.00	1,026.70	0.67	3.37	1,000.00	1,011.28	0.67	3.34
JNL/Mellon Capital Management Financial Sector Fund
Class A	1,000.00	991.90	0.73	3.61	1,000.00	1,010.07	0.73	3.64
Class B	1,000.00	992.50	0.53	2.62	1,000.00	1,014.11	0.53	2.65
JNL/Mellon Capital Management Global 15 Fund
Class A	1,000.00	1,156.30	0.69	3.69	1,000.00	1,010.88	0.69	3.44
JNL/Mellon Capital Management Healthcare Sector Fund
Class A	1,000.00	1,055.90	0.72	3.67	1,000.00	1,010.28	0.72	3.59
Class B	1,000.00	1,056.50	0.52	2.65	1,000.00	1,014.31	0.52	2.60
JNL/Mellon Capital Management JNL 5 Fund
Class A	1,000.00	1,081.10	0.64	3.30	1,000.00	1,011.89	0.64	3.19
Class B	1,000.00	1,082.20	0.44	2.27	1,000.00	1,015.92	0.44	2.20
JNL/Mellon Capital Management JNL Optimized 5 Fund
Class A	1,000.00	1,088.00	0.73	3.78	1,000.00	1,010.07	0.73	3.64
Class B	1,000.00	1,089.90	0.53	2.75	1,000.00	1,014.11	0.53	2.65
JNL/Mellon Capital Management NYSE® International 25 Fund
Class A	1,000.00	1,049.00	0.81	1.39	1,000.00	1,008.46	0.81	4.03
Class B	1,000.00	1,049.00	0.60	1.03	1,000.00	1,012.70	0.60	2.99
JNL/Mellon Capital Management Nasdaq® 15 Fund
Class A	1,000.00	1,070.20	0.75	3.85	1,000.00	1,009.67	0.75	3.74
JNL/Mellon Capital Management Oil & Gas Sector Fund
Class A	1,000.00	1,188.00	0.67	3.63	1,000.00	1,011.28	0.67	3.34
Class B	1,000.00	1,189.30	0.47	2.55	1,000.00	1,015.32	0.47	2.35
JNL/Mellon Capital Management S&P® 10 Fund
Class A	1,000.00	1,063.20	0.65	3.33	1,000.00	1,011.69	0.65	3.24
JNL/Mellon Capital Management S&P® 24 Fund
Class A	1,000.00	1,039.80	0.74	3.74	1,000.00	1,009.87	0.74	3.69
JNL/Mellon Capital Management S&P® SMid 60 Fund
Class A	1,000.00	1,010.00	0.72	1.21	1,000.00	1,010.28	0.72	3.59

Disclosure of Fund Expenses (Unaudited) (continued)

Actual Fund Return				Hypothetical 5% Return
Beginning	Ending		Expenses	Beginning	Ending		Expenses
Account	Account	Annualized	Paid	Account	Account	Annualized	Paid
Value	Value	Expense	During	Value	Value	Expense	During
12/31/2006	6/30/2007	Ratios	Period	12/31/2006	6/30/2007	Ratios	Period

JNL/Mellon Capital Management Select Small-Cap Fund
Class A	$ 1,000.00	$1,025.60	0.64%	$ 3.21	$ 1,000.00	$1,011.89	0.64%	$ 3.19
Class B	1,000.00	1,026.50	0.45	2.26	1,000.00	1,015.72	0.45	2.25
JNL/Mellon Capital Management Technology Sector Fund
Class A	1,000.00	1,089.20	0.74	3.83	1,000.00	1,009.87	0.74	3.69
Class B	1,000.00	1,090.10	0.54	2.80	1,000.00	1,013.91	0.54	2.70
JNL/Mellon Capital Management VIP Fund
Class A	1,000.00	1,069.30	0.69	3.54	1,000.00	1,010.88	0.69	3.44
Class B	1,000.00	1,070.50	0.49	2.52	1,000.00	1,014.91	0.49	2.45
JNL/Mellon Capital Management Value Line® 25 Fund
Class A	1,000.00	1,072.00	0.79	4.06	1,000.00	1,008.86	0.79	3.93
JNL/Mellon Capital Management DowSM Dividend Fund (NY)
Class A	1,000.00	1,025.80	0.75	3.77	1,000.00	1,009.67	0.75	3.74
JNL/Mellon Capital Management Nasdaq® 15 Fund (NY)
Class A	1,000.00	1,070.10	0.77	3.95	1,000.00	1,009.27	0.77	3.84
JNL/Mellon Capital Management S&P® 24 Fund (NY)
Class A	1,000.00	1,036.90	0.74	3.74	1,000.00	1,009.87	0.74	3.69
JNL/Mellon Capital Management Value Line® 25 Fund (NY)
Class A	1,000.00	1,072.30	0.88	4.52	1,000.00	1,007.05	0.88	4.38

Actual expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in period, then divided the number of days in the most recent 12-month period (to reflect the most recent 6-month period or since commencement of operations, if shorter). Hypothetical expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent 6-month period, then divided by the number of days in the most recent 12-month period. For Funds with less than 6 months of operating history, the amounts reported under the Hypothetical 5% return section are not comparable to the amounts reported in the Actual Fund Return section.

Additional Disclosure

Quarterly Portfolio Holdings

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrant by calling the Fund toll-free at 800-766-4683.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

NAME, ADDRESS AND (AGE)	POSITION(S) HELD WITH THE JNL VARIABLE FUNDS (LENGTH OF TIME SERVED)	NUMBER OF PORTFOLIOS IN FUND COMPLEX TO BE OVERSEEN BY MANAGER
Interested Manager
Mark D. Nerud (41) [1] 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present) President and Chief Executive Officer (12/06 to present)	91

Principal Occupation(s) During Past 5 Years:

President of the Adviser (1/07 to present); Chief Financial Officer of the Adviser (11/00 to 1/07) and Managing Board Member of the Adviser (11/00 to 11/03) (1/07 to present); Vice President (2/99 to 12/06), Treasurer, Chief Financial Officer of other Investment Companies advised by the Adviser (12/02 to 12/06); Vice President – Fund Accounting & Administration of Jackson National Life Insurance Company (1/00 to present)

Other Directorships Held by Manager: None

Disinterested Managers
Michael Bouchard (51) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	91
Principal Occupation(s) During Past 5 Years: Sheriff, Oakland County, Michigan (1/99 to present)

Other Directorships Held by Manager: None

William J. Crowley, Jr. (61) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Managing Partner (Baltimore Office) – Arthur Andersen LLP (2001 to 2002); Board Member of various corporate boards (2002 to present)

Other Directorships Held by Manager : Director of Foundation Coal Holdings, Inc.; Director of Bio Veris Corporation; Director of Provident Bankshares Corporation

Dominic D’Annunzio (69) 1 Corporate Way Lansing, MI 48951	Chairman of the Board [2] (2/04 to present) Manager [2] (6/03 to present)	91
Principal Occupation(s) During Past 5 Years: Acting Commissioner of Insurance for the State of Michigan (1/90 to 5/90) and (8/97 to 5/98)

Other Directorships Held by Manager: None

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Michelle Engler (49) 1 Corporate Way Lansing, MI 48951	Manager [2] (4/00 to present)	91
Principal Occupation(s) During Past 5 Years: Attorney (1983 to present); First Lady of the State of Michigan (1990 to 2002)

Other Directorships Held by Manager : Director of Federal Home Loan Mortgage Corporation

James Henry, Ph.D. (68) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Dean Emeritus and Professor of Finance, Eli Broad College of Business and Graduate School of Management at Michigan State University (2001 to present)

Other Directorships Held by Manager : None

Richard McLellan (65) 1 Corporate Way Lansing, MI 48951	Manager [2] (12/03 to present)	91
Principal Occupation(s) During Past 5 Years: Member, Dykema Gossett PLLC (Law Firm)

Other Directorships Held by Manager : None

William R. Rybak (56) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91
Principal Occupation(s) During Past 5 Years: Board Member of various corporate boards (see below) (2002 to present)

Other Directorships Held by Manager :

Chairman of the Board of Trustees of Lewis University; Member of the Board since 1982; Member of the Board of Directors of Howe Barnes Investments, Inc. since 2001; Member of the Boards of each of the Calamos Mutual Funds since 2002; Member of the Board of Directors of The PrivateBancorp since 2003; Chairman of the Board of Trustees of St. Coletta’s of Illinois; and Member of the Board since 2000

Patricia A. Woodworth (52) 1 Corporate Way Lansing, MI 48951	Manager [2] (1/07 to present)	91

Principal Occupation(s) During Past 5 Years:

Executive Vice President for Finance and Administration, Chief Financial Officer, Art Institute of Chicago (2002 to present); Executive Vice President and Chief Financial Officer, The University of Chicago (1998 to 2002)

Other Directorships Held by Manager : None

[1] Mr. Nerud is an “interested person” of the JNL Variable Funds due to his position with Jackson National Life Insurance Company®, which is the parent company of the Adviser.

[2] The Chairman of the Board, interested and disinterested Managers are elected to serve for an indefinite term.

Name, Address and (Age)	Position(s) Held with the JNL Variable Funds (Length of Time Served)	Number of Portfolios in Fund Complex to be Overseen by Manager
Officers
Daniel W. Koors (37) 1 Corporate Way Lansing, MI 48951	Vice President, Treasurer and Chief Financial Officer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Financial Officer of the Adviser (1/07 to present); Vice President, Treasurer and Chief Financial Officer of other Investment Companies advised by the Adviser (12/06 to present); Assistant Treasurer of other Investment Companies advised by the Adviser (9/06 to 12/06); Assistant Vice President – Fund Administration of Jackson National Life Insurance Company (8/06 to present); Partner of Deloitte & Touche LLP (2003 to June 2006); Senior Manager of Deloitte & Touche LLP (2000 to 2003)

Other Directorships Held by Manager : Not Applicable

Susan S. Rhee (35) 1 Corporate Way Lansing, MI 48951	Vice President, Counsel and Secretary (2/04 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Secretary of the Adviser (11/00 to present); Vice President, Counsel, and Secretary of other Investment Companies advised by the Adviser; Assistant Vice President of Jackson National Life Insurance Company (8/03 to present); Associate General Counsel of Jackson National Life Insurance Company (7/01 to present)

Other Directorships Held by Manager : Not Applicable

Steven J. Fredricks (37) 1 Corporate Way Lansing, MI 48951	Chief Compliance Officer (1/05 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Chief Compliance Officer of the Adviser and other Investment Companies advised by the Adviser (1/05 to present); Attorney of Jackson National Life Insurance Company (2/02 to 1/05)

Other Directorships Held by Manager : Not Applicable

William V. Simon (36) 1 Corporate Way Lansing, MI 48951	Vice President and Assistant Treasurer (12/06 to present)	Not Applicable

Principal Occupation(s) During Past 5 Years:

Vice President and Chief Operating Officer of the Adviser (1/07 to present); Assistant Vice President of Jackson National Life Insurance Company (7/04 to present); Director of Jackson National Life Insurance Company (8/00 to 7/04)

Other Directorships Held by Manager : Not Applicable

The Statement of Additional Information includes additional information about Fund Managers and may be obtained at no charge by calling 1-800-766-4683 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 or by visiting www.jnl.com or www.jnlny.com.

MANAGERS AND OFFICERS OF JNL VARIABLE FUND LLC

AND JNLNY VARIABLE FUND I LLC

(COLLECTIVELY, THE "JNL VARIABLE FUNDS")

The interested Managers and Officers of the JNL Variable Funds or the Adviser do not receive any compensation from the JNL Variable Funds for their services as Managers or Officers. The following persons, who are disinterested Managers of the JNL Variable Funds, and the Fund’s Chief Compliance Officer, received from the JNL Variable Funds the compensation amounts indicated for the services as such for the six-month period ended June 30, 2007:

Manager	Aggregate Compensation from the JNL Variable Funds[1]	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from JNL Variable Fund and Fund Complex
Michael Bouchard	$18,647	$0	$0	$48,000
William J. Crowley, Jr. [4]	$8,741	$0	$0	$22,500
Dominic D’Annunzio [3,5]	$12,237	$0	$0	$31,500
Michelle Engler	$18,647	$0	$0	$48,000
James Henry	$18,647	$0	$0	$48,000
Richard McLellan	$20,589	$0	$0	$53,000
William R. Rybak	$18,647	$0	$0	$48,000
Patricia Woodworth [6]	$9,323	$0	$0	$24,000
Steven J. Fredricks [2]	$44,975	$0	$0	$115,772

[1]

The fees paid to the independent Managers are paid for combined meetings of all Funds in the Fund Complex. The fees are allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[2]

Mr. Fredricks’ compensation is paid by the Funds for his duties as the Chief Compliance Officer of the Fund Complex. The expense is allocated to the Funds and affiliated investment companies on a pro-rata basis based on net assets.

[3]	Mr. D’Annunzio is an ex officio (non-voting) member of the Governance Committee. Therefore, he does not receive any compensation as a member of the Governance Committee.

[4]	Mr. Crowley deferred $22,500.

[5]	Mr. D’Annunzio deferred $31,500.

[6]	Ms. Woodworth deferred $24,000.

PROXY VOTING GUIDELINES

JNAM, the Funds’ adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2007 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7799 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), (2) by writing JNL Variable Funds, P.O. Box 378002, Denver, Colorado 80237-8002 (3) on Jackson National Life Insurance Company’s website at www.jnl.com or Jackson National Life Insurance Company of New York’s website at www.jnlny.com, and (4) on the Securities and Exchange Commission’s website at www.sec.gov.

SUPPLEMENT DATED MAY 11, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL® VARIABLE FUND LLC

Please note that the changes apply to your variable annuity product(s).

On page 74, the chart should be deleted in its entirety and replaced with the following:

	JNL 5 Strategy	VIP Strategy	JNL Optimized 5 Strategy	S&P SMid 60 Strategy	NYSE® International 25 Strategy
	Hypothetical Returns		Hypothetical Returns	Hypothetical Returns	Hypothetical Returns
	(1987-2004)		(1987 – 2006)	(1995-2006)	(1996-2006)
	Historical Performance (2005-2006)
				The fund commenced operations on 4/30/2007	The fund commenced operations on 4/30/2007
	The funds commenced operations on 10/04/04		The funds commenced operations on 05/01/2006
1987	13.05%	16.53%	18.70%	–%	–%
1988	26.55%	14.98%	14.86%	–%	–%
1989	26.77%	33.59%	35.07%	–%	–%
1990	-4.23%	-2.22%	-0.82%	–%	–%
1991	37.48%	50.16%	52.69%	–%	–%
1992	16.65%	2.44%	7.65%	–%	–%
1993	32.53%	21.11%	31.62%	–%	–%
1994	0.20%	2.06%	1.21%	–%	–%
1995	30.99%	46.00%	39.66%	37.66%	–%
1996	22.73%	28.29%	30.24%	20.62%	22.82%
1997	22.00%	28.96%	29.30%	28.82%	27.10%
1998	19.24%	53.09%	59.16%	9.53%	23.92%
1999	11.75%	51.49%	56.24%	17.30%	52.90%
2000	4.87%	0.97%	-7.88%	19.34%	9.99%
2001	-2.10%	-8.76%	-9.26%	23.03%	-14.40%
2002	-12.08%	-12.57%	-16.43%	-5.75%	-17.38%
2003	34.46%	32.12%	39.16%	55.86%	42.20%
2004	21.23%	16.70%	21.06%	17.66%	23.05%
2005	10.75%	9.78%	12.92%	7.23%	15.89%
2006	18.82%	12.08%	17.97%	12.61%	29.40%
	2 Year Historical Annualized Returns (2005-2006)
	14.71%	10.92%	20 Year Annualized Hypothetical Returns (1987-2006)	Annualized Hypothetical (1995-2006)	Annualized Hypothetical (1996-2006)
	18 Year Hypothetical Annualized Returns (1987-2004)
	15.89%	19.07%
	20 Year Annualized Returns (Combined hypothetical and historical returns) (1987-2006)
	15.77%	18.23%	19.73%	19.43%	17.76%

This Supplement is dated May 11, 2007.

(To be used with NV3174CE Rev. 05/07, NV4224 Rev. 05/07, NV5526 Rev. 05/07, NV5869 Rev. 05/07, and NV5890 Rev. 05/07)

V6140 05/07

SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS

DATED APRIL 30, 2007

JNL(r) VARIABLE FUND LLC

JNLNY(r) VARIABLE FUND I LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

On August 22, 2007, Jackson National Asset Management, LLC recommended and the Board of Managers of the JNLNY Variable Fund I LLC approved the following “Fund" mergers that will be effective December 3, 2007:

Acquiring Funds	Acquired Funds
JNL Variable Fund LLC	JNLNY Variable Fund I LLC
JNL/Mellon Capital Management Nasdaq(r) 15 Fund	JNL/Mellon Capital Management Nasdaq(r) 15 Fund (NY)
JNL/Mellon Capital Management Value Line(r) 25 Fund	JNL/Mellon Capital Management Value Line(r) 25 Fund (NY)
JNL/Mellon Capital Management DowSM Dividend Fund	JNL/Mellon Capital Management DowSM Dividend Fund (NY)
JNL/Mellon Capital Management S&P(r) 24 Fund	JNL/Mellon Capital Management S&P(r) 24 Fund (NY)

PLEASE NOTE: Once the above Funds of JNLNY Variable Fund I LLC have merged with the respective counterparts of the JNL Variable Fund LLC, each Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”). Each Fund’s policy is to meet the requirements of Subchapter M necessary to qualify as a regulated investment company. Each Fund is treated as a separate corporation for purposes of the Code. Therefore, the assets, income and distributions of each Fund are considered separately for purposes of determining whether or not such Fund qualifies as a regulated investment company. Each Fund intends to distribute all of its net investment income and net capital gains to its owners and, therefore, will not be required to pay any federal income taxes.

After the merger the names of the following Funds will be changed to the following:

PREVIOUS FUND NAME	NEW FUND NAME
JNL/Mellon Capital Management Nasdaq(r) 15 Fund	JNL/Mellon Capital Management Nasdaq(r) 25 Fund
JNL/Mellon Capital Management Value Line(r) 25 Fund	JNL/Mellon Capital Management Value Line(r) 30 Fund

This Supplement is dated August 27, 2007.

JACKSON NATIONAL LIFE DISTRIBUTORS LLC

ALL RIGHTS RESERVED.

MEMBER NASD/SIPC.

JNL SERIES TRUST

JNL VARIABLE FUND LLC

JNLNY VARIABLE FUND I LLC

(collectively, the “Funds”)

APPROVAL OF THE FUNDS’

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees/Managers of the Funds (“Board”) oversees the management of each Fund and, as required by law, determines annually whether to approve the Funds’ advisory agreement with Jackson National Asset Management, LLC (“JNAM”) and each Fund’s sub-advisory agreement(s).

At a meeting on February 6-7, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Fund’s investment advisory and management agreement with JNAM (“Agreement”), information relating to the proposed sub-advisory agreement between JNAM and Pyramis Global Advisors, LLC (“Pyramis”); the continuation of the sub-advisory agreements between JNAM and Franklin Advisory Services, LLC (“Franklin”) and Goldman Sachs Asset Management, L.P. (“Goldman”); and amendments to the existing sub-advisory agreements with Mellon Capital Management Corporation, J.P. Morgan Investment Management Inc., and an amendment to the existing sub-advisory agreement with PPM America, Inc. (collectively, the “February Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the February Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the new Sub-Advisory Agreement with Pyramis through April 30, 2009, the continuation of the sub-advisory agreements with Franklin and Goldman through January 30, 2008, and the amendments to the other sub-advisory agreements referenced above until June 30, 2008.

At a meeting on May 24, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement and to the sub-sub-advisory agreement among Goldman Sachs Asset Management, L.P., Goldman Sachs Asset Management International, and JNL Series Trust (“GSAMI Sub-Sub-Advisory Agreement”) as to the JNL/Goldman Sachs Core Plus Bond Fund and the information relating to the proposed sub-advisory agreement between JNAM and Putnam Investment Management, LLC (“Putnam Sub-Advisory Agreement”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the GSAMI Sub-Sub-Advisory Agreement and the Putnam Sub-Advisory Agreement. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the GSAMI Sub-Sub-Advisory Agreement through May 25, 2009 and the Putnam Sub-Advisory Agreement through May 31, 2009.

At a meeting on June 14-15, 2007, the Board, including all of the Independent Trustees/Managers, considered information relating to the Agreement and to the sub-advisory agreements between JNAM and each Fund’s sub-adviser(s) (“June Sub-Advisory Agreements”). In advance of the meeting, independent legal counsel for the Independent Trustees/Managers requested that certain information be provided to the Board relating to the Agreement and the June Sub-Advisory Agreements. The Board received, and had the opportunity to review, this and other materials, ask questions and request further information in connection with its consideration. At the conclusion of the Board’s discussion, the Board approved the June Sub-Advisory Agreements through June 30, 2008.

Please note, all references below to “Sub-Advisory Agreements” shall include the February Sub-Advisory Agreements, the GSAMI Sub-Sub-Advisory Agreement, the Putnam Sub-Advisory Agreement and the June Sub-Advisory Agreements.

In reviewing the Agreement and the Sub-Advisory Agreements and considering the information, the Board was advised by outside legal counsel to the Funds, and the Independent Trustees/Managers were advised by independent legal counsel. The Board considered the factors it deemed relevant, including principally: (1) the nature, quality and extent of the services to be provided, (2) the investment performance of each Fund, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) whether economies of scale may be realized as each Fund grows and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that may accrue to JNAM and the sub-advisers through their relationships with the Funds. In its deliberations, the Board, in exercising its business judgment, did not identify any single factor that alone was responsible for the Board’s decision to approve the Agreement and the Sub-Advisory Agreements.

Before approving the Agreement and the Sub-Advisory Agreements, the Independent Trustees/Managers met in executive session with their independent legal counsel to consider the materials provided by JNAM and the terms of the Agreement and the Sub-Advisory Agreements. Based on its evaluation of those materials, the Board, including the interested and Independent Trustees/Managers, concluded that the Agreement is fair and reasonable and in the best interests of the shareholders of each Fund and that each Sub-Advisory Agreement is fair and reasonable and in the best interests of the shareholders of the applicable Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality and Extent of Services

The Board examined the nature, quality and extent of the services to be provided by JNAM and the sub-advisers.

For each Fund, the Board considered the services to be provided by JNAM, including but not limited to the oversight of the sub-advisers, as well as the provision of recordkeeping and compliance services to the Funds. The Board also considered that JNAM would monitor the performance of the various organizations that provide services to the Funds, including the Funds’ distributor, transfer agent and custodian. With respect to JNAM’s oversight of the sub-advisers, the Board noted that JNAM is responsible for screening and recommending new sub-advisers when appropriate, as well as monitoring and reporting to the Board on the performance and operations of the sub-advisers. The Board also considered the investment sub-advisory services to be provided by each sub-adviser. The Board considered JNAM’s evaluation of the sub-advisers, as well as JNAM’s recommendation, based on its review of the sub-advisers, to approve the Sub-Advisory Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of JNAM’s senior management who are responsible for oversight of the Funds and each sub-adviser, and also reviewed the qualifications, backgrounds and responsibilities of the sub-advisers’ portfolio managers who would be responsible for the day-to-day management of each Fund. The Board reviewed information pertaining to JNAM’s and each sub-adviser’s organizational structure, senior management, financial stability, investment operations, and other relevant information pertaining to both JNAM and each sub-adviser. The Board considered compliance reports about JNAM and the sub-advisers from the Funds’ CCO.

Based on the foregoing, the Board concluded that (i) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by JNAM under the Agreement and (ii) each Fund is likely to benefit from the nature, extent and quality of the services to be provided by the sub-adviser(s) under the applicable Sub-Advisory Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including how the Fund performed versus the median performance of a group of comparable funds selected by an independent data service (the “performance universe”) and how the Fund performed versus its benchmark index. The performance periods considered by the Board ended on December 31, 2006. References in this section to “Agreements” are references to the Agreement and Sub-Advisory Agreement of the Fund in question.

JNL/AIM Large Cap Growth Fund. The Board considered that the Fund outperformed the performance universe during the one-, three- and five-year periods and that it outperformed its benchmark for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Real Estate Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/AIM Small Cap Growth Fund. The Board considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Eagle Core Equity Fund. The Board considered that the Fund underperformed its performance universe and benchmark index for all periods. The Board also considered, however, that Sub-Adviser made significant changes to the Fund’s portfolio management team in October 2006 and that, as a result, the Fund’s style no longer includes a focus on growth. The Board noted that the new portfolio management team has a strong long-term record and that it was, therefore, prudent to allow the team more time to develop its performance record with the Fund. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements while continuing to closely monitor the performance of this Fund.

JNL/Eagle SmallCap Equity Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FI Balanced Fund. The Board considered that the Fund outperformed its composite benchmark for the one-, three- and five-year periods and the performance universe for the three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board noted, however, that Pyramis only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to Pyramis. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/FI Mid-Cap Equity Fund. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year year periods and its benchmark for the one-year period, though it underperformed its benchmark for the three-, five- and ten-year periods. The Board noted, however, that Pyramis only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to Pyramis. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Franklin Templeton Small Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for that period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s short operating history.

JNL/Goldman Sachs Core Plus Bond Fund. The Board considered that the Fund outperformed its benchmark for the one-, three-, five- and ten-year periods and the performance universe for the ten-year period. The Board also considered that the Fund underperformed the performance universe for the one-, three- and five-year periods. The Board also considered that Goldman has only served as sub-adviser since April 2007. The Board noted JNAM’s assertion that the Fund’s benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Goldman Sachs Mid Cap Value Fund. Noting that the Fund commenced operations in May 2005, the Board considered that the Fund outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan International Equity Fund. The Board considered that the Fund underperformed its performance universe and benchmark for all periods. The Board also considered, however, that J.P. Morgan Investment Management Inc. (“JP Morgan”) has only served as sub-adviser since May 2005. Despite this, the Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/JPMorgan International Value Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one- and three-year periods, though it underperformed both for the five-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/JPMorgan U.S. Government & Quality Bond Fund. The Board considered that the Fund outperformed or performed competitively against the performance universe and its benchmark for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Mid Cap Value Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Small Cap Value Fund. The Board considered that the Fund outperformed its performance universe for the one-year period, though it underperformed the universe for the three- and five-year periods and the benchmark index for all periods. The Board considered JNAM’s assertion that the sub-adviser is a bottom-up stock picker whose performance will tend to lag when market leadership is narrowly confined to one or two sectors. For this reason and in light of the Fund’s stronger recent performance versus the performance universe, JNAM recommended to the Board that it renew the Agreements. The Board accepted JNAM’s recommendation and concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that, while the Fund slightly underperformed its performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund. The Board considered that, while the Fund slightly underperformed its performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally consistent for each of those periods with its benchmark. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Small Cap Index Fund. The Board considered that the Fund outperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management International Index Fund. The Board considered that the Fund outperformed the performance universe and slightly underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Bond Index Fund. The Board considered that, while the Fund underperformed the performance universe for the one- and three-year periods, the Fund’s gross of fees performance was generally competitive with its benchmark for each of those periods. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the one- and three-year periods, though it underperformed its benchmark for the five-year period. The Board concluded that in light of the Fund’s competitive performance record, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management DowSM 10 Fund. The Board considered that the Fund significantly outperformed the performance universe and performed competitively against its custom benchmark for the one-year period, though it underperformed the performance universe for the three- and five-year periods. The Board also considered JNAM’s assertion that the custom benchmark is a more meaningful source of comparative information than a broad-based benchmark index, because of the Fund’s unique investment focus. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of each Fund’s strong, recent performance record.

JNL/Mellon Capital Management S&P® 10 Fund. The Board considered that the Fund outperformed the performance universe for the three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund significantly outperformed its benchmark for the three- and five-year periods, though it underperformed its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong long-term performance record.

JNL/Mellon Capital Management Global 15 Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Nasdaq® 15 Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund (NY); JNL/Mellon Capital Management Value Line® 25 Fund; JNL/Mellon Capital Management Value Line® 25 Fund (NY). Noting that each Fund commenced operations in October 2004, the Board considered that each Fund underperformed the performance universe and its benchmark for the one-year period. The Board also considered, however, that the Funds have been in existence for a short time and that it would be prudent to allow them more time to develop a performance record. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management 25 Fund. The Board considered that the Fund significantly outperformed the performance universe for five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that in light of the Fund’s competitive longer-term performance in comparison with the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow Mellon more time to address the recent performance record.

JNL/Mellon Capital Management Select Small-Cap Fund. The Board considered that the Fund outperformed the performance universe for three- and five-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive longer-term performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements and to allow Mellon more time to address the recent performance record.

JNL/Mellon Capital Management JNL 5 Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe and its benchmark for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management VIP Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund significantly outperformed the performance universe for the one-year period, though it underperformed its benchmark for the same period. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Communications Sector Fund. The Board considered that the Fund outperformed the performance universe and outperformed its benchmark for the three- and five-year periods, though it underperformed the benchmark for the one-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Consumer Brands Sector Fund. The Board considered that the Fund significantly outperformed its benchmark for the five-year period and underperformed the benchmark for the one- and three-year periods. The Board also considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Financial Sector Fund. The Board considered that the Fund performed competitively against its benchmark for the three- and five-year periods and underperformed for the one-year period. The Board also considered that the Fund’s performance was comparable to or exceeded that of its performance universe for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong performance record.

JNL/Mellon Capital Management Healthcare Sector Fund. The Board considered that the Fund underperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the one-year period, though it underperformed the performance universe for the three- and five-year periods. The Board noted, however, that Mellon has only served as sub-adviser since February 2004 so that only the one-year performance record is attributable to Mellon. In light of that and of the strong one-year performance versus the performance universe, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s strong, recent performance record.

JNL/Mellon Capital Management Oil & Gas Sector Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed for the three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Mellon Capital Management Technology Sector Fund. The Board considered that, while the Fund underperformed its performance universe for the one-, three- and five-year periods, the Fund’s performance for each of those periods was generally consistent with its benchmark index after taking into consideration the Fund’s expense ratio. The Board noted JNAM’s assertion that the Fund’s benchmark is a more meaningful source of comparative information than the performance universe given certain aspects of how the performance universe is determined. The Board also considered that Mellon has only served as sub-adviser since February 2004. The Board concluded that it would be in the best interests of each Fund and its shareholders to renew the Agreements.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the three- and five-year periods, though the Fund underperformed both for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s longer-term performance record.

JNL/PIMCO Total Return Bond Fund. The Board considered that the Fund underperformed the performance universe and the benchmark for all periods. The Board noted JNAM’s assertion that an emphasis on short-term maturities as the yield-curve flattened, coupled with an underweight in corporate instruments, which outperformed treasuries, had detracted significantly from performance. The Board also considered that recent performance had begun to improve and that for the first quarter of 2007, the Fund’s performance was in line with the benchmark on a gross of fees basis. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the Fund’s performance record.

JNL/PPM America High Yield Bond Fund. The Board considered that the Fund outperformed the performance universe for the one- and five-year periods, though it underperformed the performance universe for the three-year period. The Board also considered that the Fund performed competitively against its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board noted, however, that PPM America only began managing the Fund in April 2007 and that, therefore, none of the Fund’s performance record was attributable to PPM America. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Putnam Equity Fund. The Board considered that the Fund outperformed or equaled the performance universe and its benchmark for the three- and five-year periods, though it underperformed both for the one- and ten-year periods. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Putnam Midcap Growth Fund. The Board considered that the Fund performed in line with the performance universe for the three-year period, though it underperformed its performance universe for the one-, and five-year periods. The Board also noted that the Fund underperformed the benchmark index for those periods. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Conservative Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund performed competitively against its benchmark and the performance universe for the one-year period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Moderate Fund. Noting that the Fund commenced operations in October 2004, the Board considered that the Fund performed competitively against its benchmark for the one-year period, though it underperformed the performance universe for the same period. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s short operating history.

JNL/S&P Managed Moderate Growth Fund. The Board considered that the Fund outperformed the performance universe and its benchmark for the five- year period, though it underperformed both for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements in light of the Fund’s competitive long-term performance record.

JNL/S&P Managed Growth Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the performance universe for the five-year period, though it underperformed the performance universe for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/S&P Managed Aggressive Growth Fund. The Board considered that the Fund outperformed its benchmark and the performance universe for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Balanced Fund. The Board considered that the Fund outperformed its custom benchmark and the performance universe for the one-, three-, five- and ten-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Global Growth Fund. The Board considered that the Fund underperformed its performance universe for the one-, three-, five- and ten year periods and that it also underperformed the benchmark for each of those periods (other than the ten-year period). The Board also considered, however, that Wellington Management Company, LLP (“Wellington”) became the sub-adviser in May 2004, so that only the one-year performance record is completely attributable to Wellington. With respect to that record, the Board noted that Wellington’s underperformance since May 2004 is primarily attributable to losses incurred in connection with a single holding and poor stock selection. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements, while continuing to closely monitor the performance of the Fund.

JNL/Select Large Cap Growth Fund. The Board considered that the Fund outperformed its performance universe and benchmark for the five- and ten-year periods and benchmark for the three-, five- and ten-year periods, though it underperformed its performance universe for the one- and three-year periods and benchmark for the one-year period. The Board discussed with JNAM strategic alternatives to improve performance and agreed to consider a recommendation from JNAM at the next quarterly Board meeting. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Select Money Market Fund. The Board considered that the Fund slightly underperformed its performance universe and its benchmark for every period. The Board also noted, however, that only the Fund’s one-year performance record was completely attributable to Wellington, the Fund’s current sub-adviser. In light of this, the Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements and to closely monitor the Fund’s performance record.

JNL/Select Value Fund. The Board considered that the Fund outperformed the performance universe for the one- and three-year periods. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund outperformed the performance universe for the one-, three-, five- and ten-year periods. The Board also considered that the Fund outperformed its benchmark for the ten-year period, though it underperformed its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Mid-Cap Growth Fund. The Board considered that the Fund outperformed the performance universe for the three-, five- and ten-year periods, though it underperformed the performance universe for the one-year period. The Board also considered that the Fund underperformed its benchmark for each of those periods. The Board concluded that, in light of the Fund’s competitive performance versus that of the performance universe, it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund outperformed the performance universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its benchmark for the five-year period, though it underperformed its benchmark for the one- and three-year periods. The Board concluded that it would be in the best interests of the Fund and its shareholders to renew the Agreements.

JNL/Lazard Emerging Markets Fund; JNL/Franklin Templeton Founding Strategy Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management DowSM Dividend Fund (NY); JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund; JNL/Mellon Capital Management NYSE® International 25 Fund; JNL/Goldman Sachs Short Duration Bond Fund; JNL/PIMCO Real Return Fund; JNL/S&P Disciplined Growth Fund; JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Growth Retirement Strategy Fund; JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; JNL/S&P Retirement 2015 Fund; JNL/S&P Retirement 2020 Fund; JNL/S&P Retirement 2025 Fund; JNL/S&P Retirement Income Fund; JNL/Mellon Capital Management S&P® 24 Fund; JNL/Mellon Capital Management S&P® 24 Fund (NY); JNL/Mellon Capital Management S&P® SMid 60 Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board did not consider comparative investment information for each of these Funds because each Fund did not have a full year of performance for the period considered by the Board.

Costs of Services

The Board reviewed the fees to be paid to JNAM and each Fund’s sub-adviser. For each Fund, the Board reviewed fee and expense information as compared to that of comparable funds managed by other advisers. Using information provided by an independent data service, the Board evaluated each Fund’s proposed advisory fees compared to the median advisory fees for other funds similar in size, character and investment strategy (the “expense group”). While the Board also considered each Fund’s proposed sub-advisory fee and compared that to the median sub-advisory fee of the expense group, the Board noted that each Fund’s sub-advisory fee would be paid by JNAM (not the Fund) and, therefore, would be neither a direct shareholder expense nor a direct influence on a Fund’s total expense ratio. With respect to each Fund noted below, the Board concluded that the advisory and sub-advisory fees are reasonable and in the best interest of each Fund and its shareholders in light of the services to be provided. In reaching this determination, the Board also considered the effect of advisory fees on the total expenses of each Fund.

Further detail considered by the Board regarding the advisory and sub-advisory fees of each Fund is set forth below:

JNL/AIM Large Cap Growth Fund; JNL/AIM Real Estate Fund; JNL/AIM Small Cap Growth Fund. The Board considered that each Fund’s advisory and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Eagle Core Equity Fund. The Board considered that the Fund’s advisory and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratios are equal to that of the peer group average.

JNL/Eagle SmallCap Equity Fund; JNL/JPMorgan International Equity Fund; JNL/JPMorgan International Value Fund. The Board considered that each Fund’s advisory fees are lower than the expense group average and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/FI Balanced Fund; JNL/Franklin Templeton Small Cap Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratio is slightly higher than that of the peer group average.

JNL/FI Mid-Cap Equity Fund. The Board considered that the Fund’s proposed advisory fee is higher than the expense group average and the proposed sub-advisory fees are higher than the expense group average. The Board noted, however, the Fund’s estimated total expense ratio is lower than that of the expense group average.

JNL/Franklin Templeton Founding Strategy Fund; JNL/Mellon Capital Management 10 x 10 Fund; JNL/Mellon Capital Management Index 5 Fund. The Board considered that the Funds have no advisory or sub-advisory fees. The Board noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Goldman Sachs Core Plus Bond Fund; JNL/PPM America High Yield Bond Fund. The Board considered that each Fund’s proposed advisory fee is lower than the expense group average and the proposed sub-advisory fees are lower than the expense group average. The Board also noted that each Fund’s estimated total expense ratio is lower than that of the expense group average.

JNL/Goldman Sachs Mid Cap Value Fund; JNL/JPMorgan U.S. Government & Quality Bond Fund; JNL/Lazard Small Cap Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Goldman Sachs Short Duration Bond Fund. The comparison of the advisory and sub-advisory fees was not available from Lipper at this time. However, the Board considered that the Fund’s contractual management fees are in the second quintile of the expense group. The Board also noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Lazard Emerging Markets Fund. The Board considered that the Fund’s advisory fees are lower than the expense group average and sub-advisory fees are equal to the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Lazard Mid Cap Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is slightly lower than that of the peer group average.

JNL/Mellon Capital Management S&P 500 Index Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is higher than that of the peer group average.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund; JNL/Mellon Capital Management Small Cap Index Fund; JNL/Mellon Capital Management International Index Fund; JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund; JNL/Mellon Capital Management DowSM 10 Fund; JNL/Mellon Capital Management Global 15 Fund; JNL/Mellon Capital Management 25 Fund; JNL/Mellon Capital Management Value Line® 25 Fund; JNL/Mellon Capital Management DowSM Dividend Fund; JNL/Mellon Capital Management S&P® 24 Fund; JNL/Mellon Capital Management VIP Fund; JNL/Mellon Capital Management JNL 5 Fund; JNL/Mellon Capital Management Communications Sector Fund; JNL/Mellon Capital Management Consumer Brands Sector Fund; JNL/Mellon Capital Management Financial Sector Fund; JNL/Mellon Capital Management Healthcare Sector Fund; JNL/Mellon Capital Management Oil & Gas Sector Fund; JNL/Mellon Capital Management Technology Sector Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund (NY); JNL/Mellon Capital Management Value Line® 25 Fund (NY); JNL/Mellon Capital Management DowSM Dividend Fund (NY); JNL/Mellon Capital Management S&P® 24 Fund (NY). The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Mellon Capital Management Bond Index Fund; JNL/Mellon Capital Management S&P® 10 Fund; JNL/Mellon Capital Management Select Small-Cap Fund; JNL/Mellon Capital Management Nasdaq® 15 Fund; JNL/Mellon Capital Management JNL Optimized 5 Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are higher than that of the peer group average.

JNL/Mellon Capital Management S&P® SMid 60 Fund; JNL/Mellon Capital Management NYSE® International 25 Fund. The Board considered that each Fund’s advisory fees are lower than the expense group average. The comparison of sub-advisory fees was not available from Lipper at this time. The Board noted that each Fund’s estimated total expense ratios are lower than that of the expense universe average.

JNL/Oppenheimer Global Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/PIMCO Real Return Fund. The Board considered that the Fund’s advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratio is slightly lower than that of the peer group average.

JNL/PIMCO Total Return Bond Fund. The comparison of the advisory and sub-advisory fee was not available from Lipper at this time. However, the Board considered that the Fund’s contractual management fees are in the third quintile of the expense group. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/Putnam Equity Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense universe average. The Board noted that the Fund’s estimated total expense ratio is equal to that of the peer group average.

JNL/Putnam Midcap Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are higher than the expense universe average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/S&P Managed Aggressive Growth Fund; JNL/S&P Managed Conservative Fund; JNL/S&P Managed Growth Fund; JNL/S&P Managed Moderate Growth Fund; JNL/S&P Managed Moderate Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are higher than that of the peer group average.

JNL/S&P Retirement Income Fund; JNL/S&P Retirement 2015 Fund; JNL/S&P Retirement 2020 Fund; JNL/S&P Retirement 2025 Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/S&P Disciplined Moderate Fund; JNL/S&P Disciplined Moderate Growth Fund; JNL/S&P Disciplined Growth Fund. The comparison of the advisory and sub-advisory fees was not available from Lipper at this time. However, the Board considered that each Fund’s contractual management fees are in the first quintile of the expense group. The Board also noted that each Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/S&P Moderate Retirement Strategy Fund; JNL/S&P Moderate Growth Retirement Strategy Fund; JNL/S&P Growth Retirement Strategy Fund. The comparison of the advisory and sub-advisory fees was not available at this time. However, the Board considered that each Fund’s contractual management fees are at the median in the expense group. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Select Balanced Fund; JNL/Select Large Cap Growth Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are higher than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/Select Money Market Fund; JNL/Select Value Fund. The Board considered that each Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that each Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/T. Rowe Price Established Growth Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are lower than the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

JNL/T. Rowe Price Mid-Cap Growth Fund; JNL/Select Global Growth Fund. The Board considered that each Fund’s advisory fees are equal to the expense group average and sub-advisory fees are higher than the expense group average. The Board noted that the Fund’s estimated total expense ratios are lower than that of the peer group average.

JNL/T. Rowe Price Value Fund. The Board considered that the Fund’s advisory fees and sub-advisory fees are equal to the expense group average. The Board noted that the Fund’s estimated total expense ratio is lower than that of the peer group average.

Economies of Scale

The Board considered whether each Fund’s proposed advisory fee reflects the potential for economies of scale for the benefit of Fund shareholders. Based on information provided by JNAM, the Board noted that the fee arrangement for each Fund (except JNL/PIMCO Total Return Bond Fund) contains breakpoints that decrease the fee rate as assets increase. In light of this, the Board concluded that it would be fair, reasonable and in the best interests of each Fund and its shareholders to approve each Agreement.

Other Benefits to JNAM and the Sub-Advisers

In evaluating the benefits that may accrue to JNAM through its relationship with the Funds, the Board noted that JNAM and certain of its affiliates would serve the Funds in various capacities, including as adviser, administrator and distributor, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service to be provided to the Funds by JNAM or one of its affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law. The Board also noted that certain sub-advisers would pay for portions of meetings organized by the Funds’ distributor to educate wholesalers about the Fund(s) that each of those sub-advisers would manage. The Board considered JNAM’s assertion that those meetings would not yield a profit to the Funds’ distributor, that sub-advisers would not be required to participate in the meetings and that recommendations to hire or fire sub-advisers would not be influenced by a sub-adviser’s willingness to participate in the meetings.

In evaluating the benefits that may accrue to the sub-advisers through their relationship with the Fund(s), the Board noted that each sub-adviser may develop additional investment advisory business with JNAM, the Funds or other clients of the sub-adviser as a result of its relationship with the Fund(s). Further, the Board considered that in the case of Mellon Capital Management Corporation (“Mellon”), affiliates serve as the custodian and the securities lending agent for the Funds of the JNL Series Trust, JNL Variable Fund LLC, JNLNY Variable Fund I LLC, and the JNL Money Market Fund of the JNL Investors Series Trust. The Board considered that each service to be provided to the Funds by the Mellon affiliates would be pursuant to a written agreement, which the Board would evaluate periodically as required by law.

After full consideration of these and other factors, the Board concluded that approval of the Agreement and the Sub-Advisory Agreements was fair, reasonable and in the best interests of each Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended.

Item 6. Schedule of Investments

Below is a Schedule I – Investments in securities of unaffiliated issuers for the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, and the JNL/Mellon Capital Management Healthcare Sector Fund for which a summary schedule of investments was provided in the Semi-Annual Report (Unaudited) for the period ended June 30, 2007, pursuant to §210.12 – 12C of Regulation S-X.

JNL Variable Funds (Unaudited)
Schedules of Investments (in thousands)
June 30, 2007

	Shares	Value
JNL/Mellon Capital Management Consumer Brands Sector Fund
COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 73.8%
99 Cents Only Stores (b) (c)	1	$8
Abercrombie & Fitch Co. - Class A	1	80
Advance Auto Parts Inc.	1	52
Aeropostale Inc. (c)	1	26
Amazon.com Inc. (c)	4	252
American Eagle Outfitters Inc.	2	60
American Greetings Corp.	1	18
AnnTaylor Stores Corp. (c)	1	32
Apollo Group Inc. - Class A (c)	2	101
Applebee’s International Inc.	1	22
Arbitron Inc.	-	18
AutoNation Inc. (c)	2	41
AutoZone Inc. (c)	1	86
Bally Technologies Inc. (c)	1	16
Barnes & Noble Inc.	1	25
Bed Bath & Beyond Inc. (b) (c)	3	126
Belo Corp.	1	21
Best Buy Co. Inc.	5	229
Big Lots Inc. (c)	1	42
Blockbuster Inc. - Class A (b) (c)	1	6
Bob Evans Farms Inc.	-	16
Borders Group Inc.	1	14
Boyd Gaming Corp.	1	36
Brinker International Inc.	1	43
Brown Shoe Co. Inc.	-	12
Cablevision Systems Corp. - Class A (c)	3	102
Career Education Corp. (c)	1	40
Carmax Inc. (c)	3	69
Carnival Corp.	5	254
Catalina Marketing Corp.	-	14
Cato Corp. - Class A	-	9
CBRL Group Inc.	-	13
CBS Corp. - Class A	-	8
CBS Corp. - Class B (b)	8	262
CEC Entertainment Inc. (c)	-	14
Charming Shoppes Inc. (c)	1	16
Charter Communications Inc. - Class A (b) (c)	5	19
Cheesecake Factory Inc. (c)	1	22
Chico’s FAS Inc. (b) (c)	2	52
Childrens Place Retail Stores Inc. (c)	-	14
Choice Hotels International Inc.	-	18
Christopher & Banks Corp. (b)	-	8

Circuit City Stores Inc.	2	32
Clear Channel Communications Inc.	6	210
Coldwater Creek Inc. (c)	1	16
Comcast Corp. - Class A (c)	24	669
Comcast Corp. - Special Class A (c)	13	360
Corinthian Colleges Inc. (b) (c)	1	16
Cox Radio Inc. - Class A (c)	-	6
CTC Media Inc. (c)	-	11
Cumulus Media Inc. - Class A (b) (c)	-	4
Darden Restaurants Inc.	2	74
DeVry Inc.	1	26
Dick’s Sporting Goods Inc. (c)	-	28
Dillard’s Inc. - Class A	1	28
DirecTV Group Inc. (c)	10	230
Discovery Holding Co. (c)	3	77
Dollar General Corp.	4	83
Dollar Tree Stores Inc. (c)	1	54
Dow Jones & Co. Inc.	1	38
DreamWorks Animation SKG Inc. (c)	1	19
Dress Barn Inc. (c)	1	12
EchoStar Communications Corp. (c)	3	111
Entercom Communications Corp.	-	11
EW Scripps Co.	1	45
Expedia Inc. (c)	3	79
Family Dollar Stores Inc.	2	60
Foot Locker Inc.	2	41
Fred’s Inc.	-	6
GameStop Corp. - Class A (c)	2	71
Gannett Co. Inc.	3	159
Gap Inc.	7	140
Gaylord Entertainment Co. (c)	-	26
Gemstar-TV Guide International Inc. (c)	3	16
Genesco Inc. (c)	-	16
Getty Images Inc. (b) (c)	1	28
Group 1 Automotive Inc. (b)	-	11
Guess? Inc.	1	33
Guitar Center Inc. (c)	-	23
Gymboree Corp. (c)	-	16
H&R Block Inc.	4	87
Harrah’s Entertainment Inc.	2	196
Harte-Hanks Inc.	1	15
Hilton Hotels Corp.	5	153
Home Depot Inc.	24	961
HOT Topic Inc. (c)	1	6
Idearc Inc.	2	62
IHOP Corp.	-	11
InterActiveCorp (b) (c)	2	86
International Game Technology	4	165
International Speedway Corp. - Class A	-	20

Interpublic Group of Cos. Inc. (b) (c)	6	65
ITT Educational Services Inc. (c)	1	61
J Crew Group Inc. (c)	1	29
J.C. Penney Co. Inc.	2	176
Jack in the Box Inc. (c)	-	31
John Wiley & Sons Inc.	1	29
Kohl’s Corp. (c)	4	252
Krispy Kreme Doughnuts Inc. (b) (c)	1	7
Lamar Advertising Co.	1	56
Las Vegas Sands Corp. (b) (c)	1	99
Laureate Education Inc. (c)	1	37
Lee Enterprises Inc.	1	11
Liberty Global Inc. - Class A (c)	2	94
Liberty Global Inc. (c)	2	97
Liberty Media Holding Corp. - Capital (c)	2	195
Liberty Media Holding Corp. - Interactive (c)	8	174
Life Time Fitness Inc. (c)	-	22
Limited Brands Inc. (b)	4	115
Live Nation Inc. (c)	1	16
Lowe’s Cos. Inc.	19	574
Macy’s Inc.	6	227
Marriott International Inc. - Class A	4	181
Matthews International Corp. - Class A	-	16
McClatchy Co. - Class A (b)	1	17
McDonald’s Corp.	15	757
McGraw-Hill Cos. Inc.	4	292
Media General Inc.	-	9
Men’s Wearhouse Inc.	1	30
Meredith Corp.	-	28
MGM Mirage Inc. (c)	1	123
NetFlix Inc. (b) (c)	1	15
New York Times Co. - Class A (b)	2	44
News Corp. Inc. - Class A	23	491
News Corp. Inc. - Class B	5	124
Nordstrom Inc.	3	138
Office Depot Inc. (c)	3	105
OfficeMax Inc.	1	35
Omnicom Group Inc.	4	218
O’Reilly Automotive Inc. (c)	1	50
Orient-Express Hotels Ltd.	1	27
Pacific Sunwear of California Inc. (c)	1	18
Panera Bread Co. - Class A (b) (c)	-	16
Papa John’s International Inc. (c)	-	8
Payless ShoeSource Inc. (c)	1	25
Penn National Gaming Inc. (c)	1	53
PEP Boys-Manny Moe & Jack	-	10
PetSmart Inc.	2	53
PF Chang’s China Bistro Inc. (b) (c)	-	12
Pier 1 Imports Inc.	1	8

Pinnacle Entertainment Inc. (c)	1	20
Polo Ralph Lauren Corp.	1	75
Pre-Paid Legal Services Inc. (b) (c)	-	7
Priceline.com Inc. (c)	-	29
Radio One Inc. (c)	1	6
RadioShack Corp.	2	54
Regal Entertainment Group - Class A	1	21
Regis Corp.	1	21
Rent-A-Center Inc. (c)	1	22
RH Donnelley Corp. (c)	1	65
Ross Stores Inc.	2	53
Royal Caribbean Cruises Ltd.	2	70
Ruby Tuesday Inc.	1	20
Saks Inc. (b)	1	31
Sally Beauty Holdings Inc. (c)	1	10
Scholastic Corp. (c)	-	16
Scientific Games Corp. - Class A (c)	1	29
Sears Holdings Corp. (c)	1	200
Service Corp. International	4	46
ServiceMaster Co.	3	53
Sinclair Broadcast Group Inc. - Class A (b)	1	9
Sirius Satellite Radio Inc. (b) (c)	17	51
Six Flags Inc. (b) (c)	1	6
Sonic Corp. (c)	1	18
Sotheby’s Holdings - Class A	1	38
Staples Inc.	9	210
Starbucks Corp. (c)	9	244
Starwood Hotels & Resorts Worldwide Inc.	3	180
Station Casinos Inc.	1	44
Stein Mart Inc.	-	4
Stewart Enterprises Inc. - Class A (b)	1	10
Strayer Education Inc.	-	23
Talbots Inc. (b)	-	7
Target Corp.	10	613
Tiffany & Co.	2	87
Time Warner Inc.	47	988
Time Warner Inc. - Class A (c)	2	77
TJX Cos. Inc.	6	155
Tractor Supply Co. (c)	-	22
Triarc Cos. Inc. - Class B	-	7
Tribune Co.	1	17
Tuesday Morning Corp.	-	5
Tween Brands Inc. (c)	-	18
Urban Outfitters Inc. (c)	1	34
Vail Resorts Inc. (b) (c)	-	22
Valassis Communications Inc. (c)	1	12
ValueVision Media Inc. (c)	-	5
Viacom Inc. - Class A (c)	-	8
Viacom Inc. - Class B (c)	7	304

Walt Disney Co.	23	786
Warner Music Group Corp. (b)	1	8
Washington Post Co.	-	57
Wendy’s International Inc.	1	43
Westwood One Inc. (b)	1	7
Williams-Sonoma Inc. (b)	1	34
WMS Industries Inc. (c)	1	16
Wyndham Worldwide Corp. (c)	2	82
Wynn Resorts Ltd.	1	84
XM Satellite Radio Holdings Inc. - Class A (b) (c)	4	44
Yum! Brands Inc.	7	214
Zale Corp. (c)	1	14
		17,688
CONSUMER STAPLES - 17.3%
BJ’s Wholesale Club Inc. (c)	1	28
Casey’s General Stores Inc.	1	18
Costco Wholesale Corp.	6	325
CVS Corp.	19	707
Kroger Co.	8	229
Longs Drug Stores Corp.	-	22
Pantry Inc. (c)	-	14
Performance Food Group Co. (c)	-	13
Rite Aid Corp. (b) (c)	10	62
Safeway Inc.	6	188
SUPERVALU Inc.	3	122
SYSCO Corp.	8	253
United Natural Foods Inc. (c)	1	14
Walgreen Co.	13	547
Wal-Mart Stores Inc.	32	1,518
Whole Foods Market Inc. (b)	2	66
Wild Oats Markets Inc. (c)	-	5
		4,131
HEALTH CARE - 3.3%
AmerisourceBergen Corp.	2	116
Cardinal Health Inc.	5	337
Chemed Corp.	-	23
McKesson Corp.	4	218
Omnicare Inc. (b)	1	53
VCA Antech Inc. (c)	1	38
		785
INDUSTRIALS - 2.6%
AirTran Holdings Inc. (b) (c)	1	13
Alaska Air Group Inc. (c)	-	14
AMR Corp. (b) (c)	3	71
Avis Budget Group Inc. (c)	1	36
Continental Airlines Inc. - Class B (b) (c)	1	39
Copart Inc. (c)	1	25
Dun & Bradstreet Corp.	1	79
Hertz Global Holdings Inc. (c)	1	39

JetBlue Airways Corp. (b) (c)	2	23
Laidlaw International Inc.	1	33
SkyWest Inc.	1	18
Southwest Airlines Co.	10	145
UAL Corp. (b) (c)	1	53
US Airways Group Inc. (c)	1	24
		612
INFORMATION TECHNOLOGY - 2.6%
aQuantive Inc. (b) (c)	1	57
Avid Technology Inc. (c)	1	18
CNET Networks Inc. (c)	2	13
eBay Inc. (c)	13	408
Factset Research Systems Inc.	1	39
NAVTEQ Corp. (b) (c)	1	52
ValueClick Inc. (c)	1	36
		623

Total Common Stocks (cost $22,403)		23,839

SHORT TERM INVESTMENTS - 7.0%
Securities Lending Collateral - 7.0%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	1,667	1,667

Total Short Term Investments (cost $1,667)		1,667

Total Investments - 106.6% (cost $24,070)		25,506

Other Assets and Liabilities, Net - (6.6%)		(1,573)

Total Net Assets - 100%		$23,933

JNL/Mellon Capital Management Financial Sector Fund
COMMON STOCKS - 99.9%
FINANCIALS - 99.2%
ACE Ltd.	7	$433
Affiliated Managers Group Inc. (b) (c)	1	80
AFLAC Inc.	11	540
AG Edwards Inc.	2	144
Alabama National Bancorp	-	23
Alexandria Real Estate Equities Inc. (b)	1	66
Alleghany Corp. (b) (c)	-	48
Allied World Assurance Co. Ltd.	1	43
Allstate Corp.	13	805
AMB Property Corp.	2	120
AMBAC Financial Group Inc.	2	189
AMCORE Financial Inc.	-	12
American Express Co.	23	1,397
American Financial Group Inc.	1	49

American Financial Realty Trust	3	36
American Home Mortgage Investment Corp. (b)	1	22
American International Group Inc.	46	3,213
American National Insurance Co.	-	54
AmeriCredit Corp. (c)	3	72
Ameriprise Financial Inc.	4	285
Anchor Bancorp Inc.	-	9
Annaly Capital Management Inc.	6	83
Aon Corp.	6	235
Apartment Investment & Management Co.	2	105
Arch Capital Group Ltd. (c)	1	70
Archstone-Smith Trust	5	282
Arthur J Gallagher & Co. (b)	2	62
Aspen Insurance Holdings Ltd. (b)	2	51
Associated Bancorp (b)	3	92
Assurant Inc.	2	132
Assured Guaranty Ltd. (b)	1	33
Astoria Financial Corp.	2	56
AvalonBay Communities Inc.	2	205
Axis Capital Holdings Ltd.	3	123
BancorpSouth Inc.	2	47
Bank of America Corp.	66	3,249
Bank of Hawaii Corp.	1	63
Bank of New York Co. Inc. (b)	16	673
BB&T Corp.	12	479
Bear Stearns Cos. Inc. (b)	3	368
BioMed Realty Trust Inc.	2	42
BlackRock Inc. (b)	-	67
BOK Financial Corp.	1	28
Boston Properties Inc.	3	261
Brandywine Realty Trust	2	59
BRE Properties Inc. - Class A	1	71
Brookfield Properties Co.	4	103
Brown & Brown Inc.	3	65
Camden Property Trust	1	88
Capital One Financial Corp. (b)	9	694
CapitalSource Inc. (b)	2	56
Cathay General Bancorp (b)	1	33
CB Richard Ellis Group Inc. - Class A (c)	4	158
CBL & Associates Properties Inc.	2	57
CBOT Holdings Inc. - Class A	1	149
Charles Schwab Corp.	22	449
Chicago Mercantile Exchange Holdings Inc.	1	374
Chittenden Corp. (b)	1	39
Chubb Corp.	9	469
Cincinnati Financial Corp.	3	146
CIT Group Inc.	4	235
Citigroup Inc.	62	3,193
Citizens Banking Corp.	2	36

City National Corp.	1	72
Colonial BancGroup Inc.	4	89
Colonial Properties Trust (b)	1	26
Comerica Inc.	3	205
Commerce Bancorp Inc. (b)	4	152
Commerce Bancshares Inc.	2	74
Commerce Group Inc.	1	51
Compass Bancshares Inc.	3	179
CompuCredit Corp. (b) (c)	1	22
Conseco Inc. (c)	4	77
Corporate Office Properties Trust SBI MD (b)	1	45
Countrywide Financial Corp.	13	457
Cousins Properties Inc. (b)	1	26
Crescent Real Estate Equities Co. (b)	2	48
Cullen/Frost Bankers Inc.	1	75
DCT Industrial Trust Inc.	4	44
Delphi Financial Group	1	47
Developers Diversified Realty Corp.	2	128
DiamondRock Hospitality Co.	2	37
Digital Realty Trust Inc.	1	49
Dime Community Bancshares Inc.	1	7
Douglas Emmett Inc.	2	60
Downey Financial Corp. (b)	1	37
Duke Realty Corp.	3	103
E*Trade Financial Corp. (c)	9	205
East West Bancorp Inc.	1	53
Eaton Vance Corp.	3	119
Endurance Specialty Holdings Ltd.	1	37
Entertainment Properties Trust	1	29
Equity Inns Inc.	1	34
Equity Lifestyle Properties Inc.	1	26
Equity Residential	6	290
Erie Indemnity Co. - Class A	1	67
Essex Property Trust Inc.	1	64
Everest Re Group Ltd.	1	153
Fannie Mae	21	1,360
Federal Realty Investors Trust	1	80
Federated Investors Inc. - Class B	2	88
FelCor Lodging Trust Inc.	1	37
Fidelity National Title Group Inc. - Class A	5	119
Fifth Third Bancorp (b)	10	398
First American Corp.	2	97
First Bancorp / Puerto Rico	1	16
First Community Bancorp Inc.	1	37
First Horizon National Corp. (b)	3	103
First Industrial Realty Trust Inc. (b)	1	44
First Marblehead Corp. (b)	1	48
First Midwest Bancorp Inc. (b)	1	39
First Niagara Financial Group Inc.	2	28

FirstFed Financial Corp. (b) (c)	-	19
FirstMerit Corp. (b)	2	41
FNB Corp. (b)	1	20
Forest City Enterprises Inc. - Class A	1	82
Franklin Resources Inc.	4	479
Franklin Street Properties Corp. (b)	1	21
Freddie Mac	14	867
Fremont General Corp. (b)	2	17
Friedman Billings Ramsey Group Inc. - Class A (b)	3	19
Frontier Financial Corp. (b)	1	20
Fulton Financial Corp. (b)	4	61
General Growth Properties Inc.	5	262
Genworth Financial Inc. - Class A	9	322
Goldman Sachs Group Inc.	8	1,722
Greater Bay Bancorp	1	38
Hancock Holding Co.	1	23
Hanover Insurance Group Inc.	1	52
Hartford Financial Services Group Inc.	7	667
HCC Insurance Holdings Inc. (b)	3	86
Health Care Property Investors Inc.	5	137
Health Care REIT Inc.	2	69
Healthcare Realty Trust Inc. (b)	1	27
Highwoods Properties Inc. (b)	1	50
Hilb Rogal & Hobbs Co.	1	31
Home Properties Inc. (b)	1	39
Horace Mann Educators Corp.	1	18
Hospitality Properties Trust	2	88
Host Hotels & Resorts Inc.	11	248
HRPT Properties Trust (b)	5	55
Hudson City Bancorp Inc. (b)	11	130
Huntington Bancshares Inc.	5	110
Impac Mortgage Holdings Inc. (b)	1	5
IndyMac Bancorp Inc. (b)	1	34
IntercontinentalExchange Inc. (b) (c)	1	170
International Bancshares Corp.	1	37
International Securities Exchange Inc. - Class A	1	55
Investment Technology Group Inc. (c)	1	49
Investors Financial Services Corp.	1	85
IPC Holdings Ltd.	2	53
iStar Financial Inc.	3	120
Janus Capital Group Inc. (b)	4	106
Jefferies Group Inc.	3	68
Jones Lang LaSalle Inc.	1	95
JPMorgan Chase & Co.	67	3,244
KeyCorp	8	287
Kilroy Realty Corp.	1	48
Kimco Realty Corp.	5	184
Knight Capital Group Inc. (b) (c)	3	44
LaBranche & Co. Inc. (b) (c)	1	7

LaSalle Hotel Properties	1	45
Lazard Ltd. - Class A (b)	1	48
Legg Mason Inc.	3	282
Lehman Brothers Holdings Inc.	11	847
Lexington Corporate Properties Trust (b)	1	27
Liberty Property Trust (b)	2	92
Lincoln National Corp.	6	419
Loews Corp.	10	497
M&T Bank Corp.	2	175
Macerich Co.	2	129
Mack-Cali Realty Corp.	2	69
MAF Bancorp Inc.	1	38
Maguire Properties Inc.	1	28
Markel Corp. (c)	-	103
Marsh & McLennan Cos. Inc.	12	371
Marshall & Ilsley Corp.	5	234
MBIA Inc.	3	181
Mellon Financial Corp. (a)	9	381
Mercury General Corp.	1	29
Merrill Lynch & Co. Inc.	18	1,468
MetLife Inc.	10	625
MGIC Investment Corp. (b)	2	100
Mid-America Apartment Communities Inc.	1	29
Montpelier Re Holdings Ltd. (b)	3	50
Moody’s Corp. (b)	5	309
Morgan Stanley	21	1,733
Nasdaq Stock Market Inc. (b) (c)	2	66
National City Corp. (b)	12	386
National Financial Partners Corp.	1	36
National Retail Properties Inc. (b)	1	27
Nationwide Financial Services Inc.	1	79
Nationwide Health Properties Inc. (b)	2	48
New York Community Bancorp Inc. (b)	6	97
NewAlliance Bancshares Inc.	3	40
Newcastle Investment Corp.	1	27
Northern Trust Corp.	4	273
Nuveen Investments Inc. - Class A (b)	1	90
NYSE Euronext (b)	4	307
Ohio Casualty Corp.	1	57
Old National Bancorp	1	25
Old Republic International Corp.	4	85
Pacific Capital Bancorp	1	34
Park National Corp. (b)	-	22
PartnerRe Ltd.	1	81
Pennsylvania Real Estate Investment Trust (b)	1	43
People’s United Financial Inc.	3	55
PFF Bancorp Inc.	-	11
Philadelphia Consolidated Holding Co. (c)	1	62
Phoenix Cos. Inc.	2	34

Piper Jaffray Cos. (c)	-	21
Platinum Underwriters Holdings Ltd.	1	30
Plum Creek Timber Co. Inc.	4	163
PMI Group Inc.	2	88
PNC Financial Services Group Inc.	7	535
Popular Inc. (b)	6	95
Post Properties Inc. (b)	1	35
Potlatch Corp.	1	43
Principal Financial Group Inc.	6	344
ProAssurance Corp. (c)	1	38
Progressive Corp.	15	352
Prologis	5	308
Prosperity Bancshares Inc.	1	29
Protective Life Corp.	2	74
Provident Bankshares Corp.	1	24
Provident Financial Services Inc.	1	18
Prudential Financial Inc.	10	995
Public Storage Inc.	3	203
Radian Group Inc.	2	92
RAIT Investment Trust (b)	2	39
Raymond James Financial Inc.	2	70
Rayonier Inc.	2	79
Realty Income Corp. (b)	2	59
Redwood Trust Inc. (b)	1	32
Regency Centers Corp.	1	103
Regions Financial Corp. (b)	15	499
Reinsurance Group of America Inc.	1	35
RenaissanceRe Holdings Ltd.	1	90
RLI Corp.	1	28
Safeco Corp.	2	138
SEI Investments Co.	3	77
Selective Insurance Group	1	31
Senior Housing Properties Trust	2	44
Simon Property Group Inc.	5	451
Sky Financial Group Inc.	3	77
SL Green Realty Corp. (b)	1	147
SLM Corp.	9	506
South Financial Group Inc. (b)	2	37
Sovereign Bancorp Inc.	7	153
St. Joe Co. (b)	2	82
StanCorp Financial Group Inc.	1	69
State Street Corp. (b)	7	485
Sterling Bancshares Inc.	2	19
Sterling Financial Corp. / WA	1	18
Strategic Hotel Capital Inc.	2	38
Sunstone Hotel Investors Inc.	1	37
SunTrust Banks Inc. (b)	8	656
Susquehanna Bancshares Inc. (b)	1	23
SVB Financial Group (c)	1	37

SWS Group Inc.	-	11
Synovus Financial Corp.	5	166
T. Rowe Price Group Inc.	6	299
Taubman Centers Inc.	1	64
TCF Financial Corp.	3	79
TD Ameritrade Holding Corp. (b) (c)	6	111
Thornburg Mortgage Inc. (b)	3	72
Torchmark Corp.	2	141
Transatlantic Holdings Inc.	1	39
Travelers Cos. Inc.	14	759
TrustCo Bank Corp. (b)	1	13
Trustmark Corp.	1	35
U.S. Bancorp (b)	38	1,246
UCBH Holdings Inc. (b)	3	47
UDR Inc.	2	64
Umpqua Holdings Corp. (b)	2	36
UnionBanCal Corp.	1	66
United Bankshares Inc.	1	28
United Community Banks Inc.	1	21
Unitrin Inc.	1	44
UnumProvident Corp.	8	199
Valley National Bancorp (b)	3	66
Ventas Inc.	2	87
Vornado Realty Trust	3	341
W Holding Co. Inc. (b)	2	6
Wachovia Corp.	41	2,097
Waddell & Reed Financial Inc. - Class A	2	56
Washington Federal Inc.	1	32
Washington Mutual Inc.	19	804
Washington Real Estate Investment Trust	1	40
Webster Financial Corp.	1	55
Weingarten Realty Investors (b)	2	78
Wells Fargo & Co.	68	2,380
WestAmerica Bancorp (b)	1	30
White Mountains Insurance Group Ltd.	-	98
Whitney Holding Corp.	1	40
Willis Group Holdings Ltd. (b)	2	101
Wilmington Trust Corp.	2	69
Wintrust Financial Corp.	1	24
WR Berkley Corp.	4	125
XL Capital Ltd. - Class A	4	315
Zenith National Insurance Corp.	1	38
Zions Bancorp	2	181
		65,655
INDUSTRIALS - 0.2%
Equifax Inc.	3	147

INFORMATION TECHNOLOGY - 0.5%
MasterCard Inc. (b)	1	241

MoneyGram International Inc.	2	59
		300

Total Common Stocks (cost $60,825)		66,102

SHORT TERM INVESTMENTS - 15.4%
Securities Lending Collateral - 15.4%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	10,193	10,193

Total Short Term Investments (cost $10,193)		10,193

Total Investments - 115.3% (cost $71,018)		76,295

Other Assets and Liabilities, Net - (15.3%)		(10,110)

Total Net Assets - 100%		$66,185

JNL/Mellon Capital Management Healthcare Sector Fund
COMMON STOCKS - 100.0%
HEALTH CARE - 100.0%
Abbott Laboratories	90	$4,802
Abraxis Bioscience Inc. (b) (c)	1	33
Adams Respiratory Therapeutics Inc. (b) (c)	2	73
Advanced Medical Optics Inc. (b) (c)	4	125
Aetna Inc.	30	1,482
Affymetrix Inc. (b) (c)	4	93
Alcon Inc.	4	597
Alexion Pharmaceuticals Inc. (c)	2	90
Alkermes Inc. (c)	6	82
Allergan Inc.	18	1,014
Alpharma Inc. - Class A	3	69
American Medical Systems Holdings Inc. (b) (c)	4	70
AMERIGROUP Corp. (c)	3	68
Amgen Inc. (c)	68	3,759
Amylin Pharmaceuticals Inc. (b) (c)	7	288
Applera Corp. - Applied Biosystems Group	11	326
Applera Corp. - Celera Genomics Group (c)	5	57
Apria Healthcare Group Inc. (c)	2	69
ArthroCare Corp. (b) (c)	2	71
Barr Laboratories Inc. (c)	7	327
Bausch & Lomb Inc. (b)	3	214
Baxter International Inc.	38	2,131
Beckman Coulter Inc.	4	238
Becton Dickinson & Co.	13	996
Biogen Idec Inc. (c)	20	1,064
BioMarin Pharmaceutical Inc. (b) (c)	6	99
Biomet Inc.	13	612
Bio-Rad Laboratories Inc. - Class A (c)	1	80

Boston Scientific Corp. (c)	80	1,226
Bristol-Myers Squibb Co.	115	3,620
Brookdale Senior Living Inc. (b)	3	138
Celgene Corp. (b) (c)	22	1,266
Centene Corp. (c)	3	54
Cephalon Inc. (b) (c)	4	311
Charles River Laboratories International Inc. (c)	4	208
Cigna Corp.	17	881
Community Health Systems Inc. (c)	5	221
Cooper Cos. Inc. (b)	3	143
Covance Inc. (c)	4	259
Coventry Health Care Inc. (c)	9	521
Covidien Ltd. (c)	28	1,190
CR Bard Inc.	6	505
Cubist Pharmaceuticals Inc. (c)	3	60
CV Therapeutics Inc. (b) (c)	3	39
Cyberonics Inc. (c)	1	15
Cytyc Corp. (c)	7	286
Dade Behring Holdings Inc.	5	253
Datascope Corp.	1	27
DaVita Inc. (c)	6	331
DENTSPLY International Inc.	8	320
Edwards Lifesciences Corp. (c)	3	173
Eli Lilly & Co.	56	3,149
Endo Pharmaceuticals Holdings Inc. (c)	8	269
Enzo Biochem Inc. (c)	2	35
Enzon Pharmaceuticals Inc. (b) (c)	3	23
Express Scripts Inc. (c)	13	665
Forest Laboratories Inc. (c)	18	840
Genentech Inc. (c)	27	2,044
Gen-Probe Inc. (c)	3	189
Genzyme Corp. (c)	15	980
Gilead Sciences Inc. (c)	54	2,102
Haemonetics Corp. (c)	2	83
Health Management Associates Inc.	14	158
Health Net Inc. (c)	6	342
HealthSouth Corp. (b) (c)	5	87
Healthways Inc. (b) (c)	2	91
Henry Schein Inc. (b) (c)	5	278
Hillenbrand Industries Inc.	3	225
Hologic Inc. (b) (c)	3	168
Hospira Inc. (c)	9	362
Human Genome Sciences Inc. (c)	7	65
Humana Inc. (c)	10	588
Idexx Laboratories Inc. (c)	2	171
Illumina Inc. (b) (c)	3	125
ImClone Systems Inc. (c)	3	121
Immucor Inc. (c)	4	114
Incyte Corp. (c)	4	26

InterMune Inc. (b) (c)	2	43
Intuitive Surgical Inc. (b) (c)	2	302
Invacare Corp.	2	34
Inverness Medical Innovations Inc. (c)	2	127
Invitrogen Corp. (b) (c)	3	201
Johnson & Johnson	169	10,413
Kinetic Concepts Inc. (c)	3	163
King Pharmaceuticals Inc. (c)	14	291
Kyphon Inc. (c)	3	129
Laboratory Corp. of America Holdings (c)	7	537
LifePoint Hospitals Inc. (c)	3	126
Lincare Holdings Inc. (c)	5	192
Magellan Health Services Inc. (c)	2	98
Manor Care Inc. (b)	4	283
Medarex Inc. (c)	7	103
Medco Health Solutions Inc. (c)	16	1,272
Medicines Co. (c)	3	51
Medics Pharmaceutical Corp. (b)	3	104
Medtronic Inc.	67	3,493
Mentor Corp. (b)	3	107
Merck & Co. Inc.	127	6,316
MGI Pharma Inc. (c)	4	101
Millennium Pharmaceuticals Inc. (b) (c)	19	201
Millipore Corp. (b) (c)	3	232
Mylan Laboratories Inc.	14	262
Myriad Genetics Inc. (c)	3	96
Nabi Biopharmaceuticals (b) (c)	4	18
Nektar Therapeutics (b) (c)	5	46
Neurocrine Biosciences Inc. (b) (c)	2	26
Noven Pharmaceuticals Inc. (c)	1	34
Odyssey HealthCare Inc. (c)	2	27
Onyx Pharmaceuticals Inc. (b) (c)	2	66
OSI Pharmaceuticals Inc. (c)	3	126
Owens & Minor Inc.	2	85
Par Pharmaceutical Cos. Inc. (c)	2	58
Parexel International Corp. (c)	1	61
Patterson Cos. Inc. (b) (c)	8	284
PDL BioPharma Inc. (b) (c)	7	159
Pediatrix Medical Group Inc. (c)	3	161
Perrigo Co.	5	94
Pfizer Inc.	413	10,561
Pharmaceutical Product Development Inc.	6	236
PolyMedica Corp.	1	56
PSS World Medical Inc. (c)	4	69
Psychiatric Solutions Inc. (c)	3	108
Quest Diagnostics Inc. (b)	9	455
Regeneron Pharmaceuticals Inc. (c)	4	67
Resmed Inc. (b) (c)	5	189
Respironics Inc. (c)	4	187

Savient Pharmaceuticals Inc. (b) (c)	3	39
Schering-Plough Corp.	86	2,617
Sepracor Inc. (c)	6	259
Sierra Health Services Inc. (c)	3	131
St. Jude Medical Inc. (c)	20	822
STERIS Corp.	4	110
Stryker Corp.	16	1,039
Sunrise Senior Living Inc. (c)	2	99
Techne Corp. (c)	2	130
Tenet Healthcare Corp. (b) (c)	27	176
Theravance Inc. (c)	3	84
Thermo Electron Corp. (c)	25	1,269
Triad Hospitals Inc. (b) (c)	5	280
United Therapeutics Corp. (c)	1	68
UnitedHealth Group Inc.	79	4,015
Universal Health Services Inc.	3	187
Valeant Pharmaceutical International	5	85
Varian Inc. (c)	2	100
Varian Medical Systems Inc. (c)	7	314
Ventana Medical Systems Inc. (b) (c)	2	156
Vertex Pharmaceuticals Inc. (b) (c)	8	222
Waters Corp. (c)	6	350
Watson Pharmaceuticals Inc. (c)	6	193
WellCare Health Plans Inc. (b) (c)	2	188
WellPoint Inc. (c)	36	2,884
Wyeth	78	4,459
Zimmer Holdings Inc. (c)	14	1,178
Total Common Stocks (cost $95,787)		104,180

SHORT TERM INVESTMENTS - 5.3%
Securities Lending Collateral - 5.3%
Mellon GSL Delaware Business Trust Collateral Fund,
5.38% (a) (d)	5,573	5,573

Total Short Term Investments (cost $5,573)		5,573

Total Investments - 105.3% (cost $101,360)		109,753

Other Assets and Liabilities, Net - (5.3%)		(5,522)

Total Net Assets - 100%		$104,231

The accompanying notes are an integral part of these Financial Statements.

Notes to the Schedules of Investments:

(a) Investment in affiliate. See Note 3 in the Notes to the Financial Statements.
(b) All or portion of the security has been loaned.
(c) Non-income producing security.
(d) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of June 30, 2007.

Abbreviation
“-” Amount rounds to less than one thousand

The JNL/Mellon Capital Management Financial Sector Fund invested in Mellon Financial Corp., the parent company of its subadvisor. Transactions for the sixth-month period ended June 30, 2007 are shown below (in thousands):

	Value
	Beginning		Sales	Dividend	Value End
Affiliate	of Period	Purchases	Proceeds	Income	of Period
Mellon Financial Corp.	$378	$35	$36	$2	$381

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.

Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made.

Item 11. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant's filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized, and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this report on Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant's management, including the registrant's principal executive officer and the registrant's principal financial officer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on such evaluation, the registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this report on Form N-CSR.

Item 12. Exhibits

(a)	(1) Not applicable to the semi-annual filing.
(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.
(3) Not applicable.

(b)	The certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	August 30, 2007

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	August 30, 2007

EXHIBIT LIST

Exhibit 12(a)(1)	Not applicable.

Exhibit 12(a)(2)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 12(a)(3)	Not applicable.

Exhibit 12(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.